As filed with the Securities and Exchange Commission on November 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

1876 Waycross Road, Cincinnati, Ohio 45240
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and address of agent for service)

(513) 595-2600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2005 (Unaudited)
Summit Zenith Portfolio

	Shares	Value
COMMON STOCKS - 97.26%
Consumer Discretionary - 13.16%
The Gap, Inc.	47,900	$834,897
News Corp. - Class B	75,200	1,240,800
Sony Corp. - ADR	35,700	1,184,883
Time Warner, Inc.	74,900	1,356,439
Viacom, Inc. - Class B	38,549	1,272,503
The Walt Disney Co.	42,100	1,015,873
		6,905,395
Consumer Non Durables - 8.52%
Anheuser-Busch Companies, Inc.	24,400	1,050,176
The Coca-Cola Co.	26,000	1,122,940
Kraft Foods, Inc. - Class A	35,900	1,098,181
Unilever NV - ADR	16,800	1,200,360
		4,471,657
Energy - 10.87%
Baker Hughes, Inc.	7,800	465,504
Chevron Corp.	20,740	1,342,500
ConocoPhillips	7,942	555,225
Devon Energy Corp.	7,000	480,480
Exxon Mobil Corp.	15,200	965,808
Nabors Industries Ltd. (a)	6,600	474,078
Royal Dutch Petroleum Co. - ADR	15,200	954,560
Weatherford International Ltd. (a)	6,800	466,888
		5,705,043
Financials - 26.37%
Alliance Capital Management Holding LP	25,500	1,220,175
Bank of America Corp.	14,700	618,870
The Bank of New York Co., Inc.	36,100	1,061,701
Citigroup, Inc.	28,700	1,306,424
Equity Residential	27,400	1,037,090
Freddie Mac	15,600	880,776
The Goldman Sachs Group, Inc.	4,500	547,110
H&R Block, Inc.	10,700	256,586
J.P. Morgan Chase & Co.	36,204	1,228,402
MBNA Corp.	38,600	951,104
Mellon Financial Corp.	16,400	524,308
Morgan Stanley	20,500	1,105,770
New York Community Bancorp, Inc.	38,100	624,840
The St. Paul Travelers Companies, Inc.	24,800	1,112,776
SunTrust Banks, Inc.	6,100	423,645
Wells Fargo & Co.	16,000	937,120
		13,836,697
Health Care - 6.69%
Bristol-Myers Squibb Co.	24,000	577,440
GlaxoSmithKline Plc - ADR	25,800	1,323,024
Merck & Co., Inc.	14,300	389,103
Pfizer, Inc.	48,800	1,218,536
		3,508,103
Industrials - 4.52%
Deere & Co.	18,400	1,126,080
General Electric Co.	36,900	1,242,423
		2,368,503
Materials - 4.36%
Alcan, Inc.	25,800	818,634
The Dow Chemical Co.	11,400	475,038
EI Du Pont de Nemours & Co.	25,300	991,001
		2,284,673
Technology - 11.06%
Cisco Systems, Inc. (a)	47,400	849,882
Electronic Data Systems Corp.	22,700	509,388
Hewlett-Packard Co.	40,100	1,170,920
Intel Corp.	34,300	845,495
International Business Machines Corp.	9,100	730,002
Microsoft Corp.	34,800	895,404
Nokia OYJ - ADR	47,300	799,843
		5,800,934
Transportation - 1.59%
Honda Motor Co. Ltd. - ADR	10,200	289,680
Union Pacific Corp.	7,600	544,920
		834,600
Utilities - 10.12%
BellSouth Corp.	36,300	954,690
Cinergy Corp.	12,800	568,448
Citizens Communications Co.	39,700	537,935
Comcast Corp. - Special Class A (a)	23,200	667,696
SBC Communications, Inc.	55,800	1,337,526
Verizon Communications, Inc.	38,000	1,242,220
		5,308,515
TOTAL COMMON STOCKS (Cost $47,851,440)		51,024,120

SHORT TERM INVESTMENTS - 2.29%
Money Market Funds - 2.29%
Northern Institutional Diversified Assets Portfolio	1,200,652	1,200,652
TOTAL SHORT TERM INVESTMENTS (Cost $1,200,653)		1,200,652
Total Investments (Cost $49,052,093)(b) - 99.55%		52,224,772
Northern Institutional Liquid Asset Portfolio (c) - 8.01%		4,202,936
Other Assets in Excess of Liabilities - (7.56)%		(3,965,385)
TOTAL NET ASSETS - 100.00%		$52,462,323

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $49,079,738 and gross unrealized appreciation and depreciation of securities as of September 30, 2005 was $5,150,323 and ($2,005,289), respectively, with a net appreciation / (depreciation) of $3,145,034.
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $4,105,722, $4,202,936, and $0, respectively.

Schedule of Investments
September 30, 2005 (Unaudited)
Summit Bond Portfolio

	Shares	Value
COMMON STOCKS - 0.39%
Diversified Telecommunication Services - 0.39%
MCI, Inc.	5,067	$128,550
TOTAL COMMON STOCKS (Cost $95,679)		128,550
PREFERRED STOCKS - 0.63%
Diversified Telecommunication Services - 0.23%
Loral Space & Communications Ltd. (a) (h)	375	74,625
Media - 0.40%
Paxson Communications Corp. 14.25% PIK Dividend	19.5	132,660
TOTAL PREFERRED STOCKS (Cost $221,350)		207,285

	Principal
	Amount
ASSET BACKED SECURITIES - 2.36%
America West Airlines, Inc.
Series 2001-1, 7.100%, 10/02/2022	$209,044	215,698
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	72,385	72,843
Continental Airlines, Inc.
Series 2003-ERJ1, 7.875%, 01/02/2020	223,512	206,450
Delta Air Lines, Inc.
Series 2001-1, 7.111%, 03/18/2013	125,000	120,923
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (d)	201,406	166,325
TOTAL ASSET BACKED SECURITIES (Cost $818,770)		782,239
CONVERTIBLE BONDS - 0.19%
Media - 0.19%
Charter Communications, Inc.
4.750%, 06/01/2006	63,000	61,898
TOTAL CONVERTIBLE BONDS (Cost $61,462)		61,898
CORPORATE BONDS - 44.59%
Diversified Financial Services - 0.70%
Ford Motor Credit Co.
7.000%, 10/01/2013	250,000	231,839
Air Freight & Logistics - 0.15%
Evergreen Intl Aviation, Inc.
12.000%, 05/15/2010	63,000	49,770
Auto Components - 1.05%
Accuride Corp.
8.500%, 02/01/2015	125,000	122,500
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	250,000	212,812
Intermet Corp.
9.750%, 06/15/2009 (b)	31,000	10,385
		345,697
Automobiles - 0.80%
DaimlerChrysler NA Holding Corp.
6.500%, 11/15/2013	250,000	264,322
Chemicals - 2.28%
ICI Wilmington, Inc.
5.625%, 12/01/2013	250,000	252,338
Lubrizol Corp.
7.250%, 06/15/2025	300,000	339,571
PQ Corp.
7.500%, 02/15/2013 (d)	31,000	30,070
Resolution Performance Products LLC
13.500%, 11/15/2010	125,000	132,813
		754,792
Construction Materials - 0.41%
Compression Polymers Holding Corp.
10.500%, 07/01/2013 (d)	63,000	58,433
Werner Holding Co, Inc.
10.000%, 11/15/2007	125,000	78,125
		136,558
Diversified Financial Services - 4.05%
Block Financial Corp.
5.125%, 10/30/2014	210,000	203,772
Bunge Ltd. Finance Corp.
7.800%, 10/15/2012	300,000	345,580
Ford Motor Credit Co.
5.700%, 01/15/2010	150,000	136,262
General Motors Acceptance Corp.
7.750%, 01/19/2010	125,000	121,163
General Motors Acceptance Corp.
5.850%, 01/14/2009	250,000	232,796
Mirant Americas Generation LLC
9.125%, 05/01/2031 (b)	125,000	161,250
RH Donnelley Finance Corp I
8.875%, 12/15/2010 (d)	63,000	67,567
10.875%, 12/15/2012 (d)	63,000	70,718
		1,339,108
Diversified Telecommunication Services - 2.45%
MCI, Inc.
6.908%, 05/01/2007	125,000	125,937
Qwest Communications International Inc.
7.500%, 02/15/2014	125,000	118,750
Sprint Cap Corp.
6.900%, 05/01/2019	250,000	279,886
TELUS Corp.
8.000%, 06/01/2011	250,000	286,011
		810,584
Electric Utilities - 1.57%
The AES Corp.
9.375%, 09/15/2010	125,000	137,812
FirstEnergy Corp.
6.450%, 11/15/2011	240,000	255,544
Kern River Funding Corp.
6.676%, 07/31/2016 (d)	57,876	63,004
Nevada Power Co.
6.500%, 04/15/2012	31,000	32,162
Sierra Pacific Power Co.
6.250%, 04/15/2012	31,000	31,543
		520,065
Electrical Equipment - 0.80%
Ametek, Inc.
7.200%, 07/15/2008	250,000	263,185
Electronic Equipment & Instruments - 1.77%
Intcomex, Inc.
11.750%, 01/15/2011 (d)	125,000	124,375
Jabil Circuit, Inc.
5.875%, 07/15/2010	450,000	460,944
		585,319
Food & Staples Retailing - 0.68%
Albertsons, Inc.
8.000%, 05/01/2031	150,000	136,591
Avado Brands, Inc.
9.750%, 06/01/2006 (b)(e)	265,000	25,837
Del Monte Corp.
6.750%, 02/15/2015 (d)	62,000	62,310
		224,738
Food Products - 0.35%
Land O Lakes Capital Trust I
7.450%, 03/15/2028 (d)	125,000	115,000
Health Care Equipment & Supplies - 0.99%
Beckman Coulter, Inc.
6.875%, 11/15/2011	300,000	327,555
Health Care Providers & Services - 1.30%
Davita, Inc.
7.250%, 03/15/2015 (d)	31,000	31,426
Genesis Healthcare Corp.
8.000%, 10/15/2013	62,000	66,805
Medco Health Solutions, Inc.
7.250%, 08/15/2013	300,000	330,627
		428,858
Hotels, Restaurants & Leisure - 1.61%
American Restaurant Group, Inc.
11.500%, 11/01/2006 (b)	250,000	160,312
Bally Total Fitness Holding Corp.
9.875%, 10/15/2007	125,000	112,812
MGM MIRAGE
6.750%, 09/01/2012	125,000	127,031
Mirage Resorts, Inc.
6.750%, 02/01/2008	70,000	71,138
Station Casinos, Inc.
6.000%, 04/01/2012	62,000	61,923
		533,216
Household Durables - 2.69%
Ethan Allen Global, Inc.
5.375%, 10/01/2015 (d)	300,000	294,209
MDC Holdings, Inc.
5.500%, 05/15/2013	150,000	147,513
NVR, Inc.
5.000%, 06/15/2010	210,000	206,115
Technical Olympic USA, Inc.
9.000%, 07/01/2010	125,000	129,375
WCI Communities, Inc.
6.625%, 03/15/2015	125,000	113,125
		890,337
Independent Power Producers & Energy Traders - 1.22%
Calpine Corp.
7.625%, 04/15/2006	63,000	55,440
10.500%, 05/15/2006	125,000	111,875
TXU Corp.
5.550%, 11/15/2014	250,000	237,332
		404,647
Insurance - 3.54%
American Financial Group Inc.
7.125%, 04/15/2009	250,000	267,345
Farmers Insurance Exchange
6.000%, 08/01/2014 (d)	300,000	303,894
North Front Pass-through Trust
5.810%, 12/15/2024 (c)(d)	340,000	341,939
USF&G Capital II
8.470%, 01/10/2027	240,000	258,061
		1,171,239
Media - 5.78%
Cadmus Communications Corp.
8.375%, 06/15/2014	63,000	65,047
Charter Communications Operating LLC
8.000%, 04/30/2012 (d)	63,000	63,473
Comcast Corp.
5.300%, 01/15/2014	100,000	99,740
Cox Communications, Inc.
5.450%, 12/15/2014	300,000	298,049
CSC Holdings, Inc.
8.125%, 08/15/2009	125,000	125,937
Dex Media West LLC/Dex Media Finance Co.
9.875%, 08/15/2013	60,000	66,225
News America, Inc.
5.300%, 12/15/2014	361,000	360,226
Paxson Communications Corp.
0.000%/12.250% Step Bond due 01/15/2009	62,000	60,140
TCI Communications, Inc.
8.750%, 08/01/2015	240,000	298,002
Thomson Corp.
6.200%, 01/05/2012	200,000	213,302
Time Warner, Inc.
6.875%, 05/01/2012	240,000	262,293
		1,912,434
Metals & Mining - 0.42%
Falconbridge Ltd.
7.350%, 06/05/2012	125,000	138,129
Oil, Gas & Consumable Fuels - 5.84%
Canadian Oil Sands Ltd.
5.800%, 08/15/2013 (d)	300,000	309,558
Duke Capital LLC
5.668%, 08/15/2014	300,000	304,659
Nexen, Inc.
5.875%, 03/10/2035	240,000	235,248
Northwest Pipeline Corp.
8.125%, 03/01/2010	63,000	67,252
Pemex Project Funding Master Trust
8.000%, 11/15/2011	250,000	284,625
Pen Holdings, Inc.
9.875%, 06/15/2008 (b)	63,000	40,320
Plains All American Pipeline LP
5.625%, 12/15/2013	300,000	304,197
Whiting Petroleum Corp.
7.250%, 05/01/2013	63,000	64,103
Williams Companies, Inc.
XTO Energy, Inc.
6.250%, 04/15/2013	300,000	320,238
		1,930,200
Paper & Forest Products - 0.10%
Boise Cascade LLC
6.474%, 10/15/2012 (c)	32,000	31,920
Real Estate - 2.08%
Health Care REIT, Inc.
8.000%, 09/12/2012	250,000	284,093
La Quinta Properties, Inc.
7.000%, 08/15/2012	62,000	63,705
Nationwide Health Properties, Inc.
6.000%, 05/20/2015	300,000	300,271
Ventas Realty L.P.
7.125%, 06/01/2015 (d)	37,000	38,295
		686,364
Trading Companies & Distributors - 1.21%
Hughes Supply, Inc.
5.500%, 10/15/2014 (d)	410,000	400,598
Wireless Telecommunication Services - 0.75%
America Movil SA de CV
5.500%, 03/01/2014	250,000	247,175
TOTAL CORPORATE BONDS (Cost $14,831,564)		14,743,649
MORTGAGE BACKED SECURITIES - 24.99%
Fannie Mae
Series 94-019, 5.000%, 01/25/2024	183,925	184,615
Series 2002-48B, 6.500%, 10/25/2031	2,083,000	2,124,167
Fannie Mae Pool
Pool #254438, 5.500%, 08/01/2009	154,534	156,376
Pool #555638, 5.000%, 11/01/2009	365,658	367,543
Pool #254643, 5.500%, 01/01/2010	197,487	199,841
Pool #555520, 5.500%, 02/01/2010	87,387	88,428
Pool #254340, 5.500%, 05/01/2012	162,407	165,029
Pool #545015, 6.000%, 06/01/2016	162,736	167,426
Pool #545579, 4.500%, 03/01/2017	693,007	680,152
Pool #727360, 5.500%, 08/01/2018	826,999	839,298
Pool #481582, 6.500%, 02/01/2029	57,579	59,468
Freddie Mac
Series 2810, 5.500%, 06/15/2034	618,202	625,119
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	153,906	153,610
Pool #E9-9160, 4.500%, 09/01/2018	2,327,346	2,283,025
Pool #C7-6658, 5.000%, 02/01/2033	76,901	75,442
Ginnie Mae I Pool
Pool #446760X, 6.500%, 10/15/2028	88,407	92,191
TOTAL MORTGAGE BACKED SECURITIES (Cost $8,409,829)		8,261,730

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.66%
Banc of America Funding Corp.
Series 2003-2, 6.371%, 06/25/2032	212,457	217,131
Bank of America Alternative Loan Trust
Series 2003-6, 4.750%, 08/25/2018	323,703	299,417
Series 2003-8, 4.750%, 10/25/2033	136,738	126,671
Bank of America Mortgage Securities
Series 2004-7, 4.797%, 08/25/2019	294,813	279,729
Series 2001-4, 6.750%, 03/20/2031	242,561	243,059
Series 2002-G, 6.578%, 07/20/2032	127,965	129,143
Series 2004-6, 5.500%, 07/25/2034	204,020	204,176
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	627,885	649,579
CS First Boston Mortgage Securities Corp.
Series 2002-24, 6.250%, 09/25/2032	156,091	155,693
GMAC Mortgage Corp Loan Trust
Series 2004-J1, 5.250%, 04/25/2034	197,989	198,209
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	77,730	78,086
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	172,930	172,500
Residential Funding Mortgage Securities
Series 2003-S20, 4.750%, 12/25/2018	315,021	299,405
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.133%, 09/25/2033	195,619	189,257
Structured Asset Securities Corp.
Series 2003-20, 5.380%, 07/25/2033	295,355	283,883
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,493,424)		3,525,938
U.S. TREASURY OBLIGATIONS - 14.10%
U.S. Treasury Notes - 14.10%
5.875%, 11/15/2005	1,150,000	1,153,054
3.125%, 01/31/2007	150,000	147,996
3.125%, 09/15/2008	500,000	485,390
5.500%, 05/15/2009	750,000	783,369
3.500%, 11/15/2009	250,000	243,262
5.000%, 02/15/2011	250,000	259,209
5.000%, 08/15/2011	350,000	363,686
4.000%, 11/15/2012	200,000	196,742
3.625%, 05/15/2013	225,000	215,807
4.250%, 08/15/2014	250,000	248,438
4.250%, 11/15/2014	270,000	268,070
4.250%, 08/15/2015	300,000	298,125
		4,663,148
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,732,198)		4,663,148

	Shares
COMMON STOCK RIGHTS - 0.04%
Intermet Rights (a)	1,182	11,817
TOTAL RIGHTS (Cost $11,817)		11,817

SHORT TERM INVESTMENTS - 1.34%
Money Market Funds - 1.34%
Northern Institutional Diversified Assets Portfolio	443,634	443,634
TOTAL SHORT TERM INVESTMENTS (Cost $443,634)		443,634
Total Investments (Cost $33,119,727) (f) - 99.29%		32,829,888
Northern Institutional Liquid Asset Portfolio (g) - 25.33%		8,374,513
Liabilities in Excess of Other Assets - (24.62)%		(8,138,869)
TOTAL NET ASSETS - 100.00%		$33,065,532

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security in default.
(c)	Variable rate security.
(d)	Security exempt from registration under Rule 144 (a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security is considered illiquid. The aggregate value of such securities is $25,837 or 0.1% of total net assets.
(f)	For federal income tax purposes, cost is $33,119,727 and gross unrealized appreciation and depreciation of securities as of September 30, 2005 was $434,078 and ($723,917), respectively, with a net appreciation / (depreciation) of ($289,839).
(g)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $8,214,584, $8,374,513, and $18,444, respectively.
(h)	This security was purchased on a when-issued basis with a settlement beyond the traditional three days after trade date at a cost of $72,000.

Schedule of Investments
September 30, 2005 (Unaudited)
Summit S&P 500 Index Portfolio

	Shares	Value
COMMON STOCKS - 99.25%
Consumer Discretionary - 10.64%
Apollo Group, Inc. (a)	3,699	$245,577
Autonation, Inc. (a)	4,561	91,083
Autozone, Inc. (a)	1,406	117,049
Bed Bath & Beyond, Inc. (a)	7,480	300,546
Best Buy Co., Inc.	10,238	445,660
Big Lots, Inc. (a)	2,879	31,640
The Black & Decker Corp.	2,035	167,053
Brunswick Corp.	2,460	92,816
Carnival Corp.	10,916	545,582
Centex Corp.	3,246	209,627
Circuit City Stores, Inc.	4,160	71,386
Clear Channel Communications, Inc.	13,724	451,382
Coach, Inc. (a)	9,614	301,495
Comcast Corp. - Class A (a)	55,539	1,631,736
Cooper Tire & Rubber Co.	1,549	23,653
D.R. Horton, Inc.	6,885	249,375
Dana Corp.	3,803	35,786
Darden Restaurants, Inc.	3,397	103,167
Delphi Corp.	14,199	39,189
Dillard's Inc.	1,628	33,993
Dollar General Corp.	8,118	148,884
Dow Jones & Co., Inc.	1,488	56,827
Eastman Kodak Co.	7,264	176,733
eBay, Inc. (a)	28,078	1,156,814
Family Dollar Stores, Inc.	4,170	82,858
Federated Department Stores, Inc.	6,706	448,430
Ford Motor Co.	46,866	462,099
Fortune Brands, Inc.	3,692	300,270
Gannett Co., Inc.	6,172	424,819
The Gap, Inc.	14,656	255,454
General Motors Corp.	14,302	437,784
Genuine Parts Co.	4,402	188,846
The Goodyear Tire & Rubber Co. (a)	4,453	69,422
H&R Block, Inc.	8,211	196,900
Harley-Davidson, Inc.	6,940	336,174
Harrah's Entertainment, Inc.	4,644	302,742
Hasbro, Inc.	4,527	88,956
Hilton Hotels Corp.	8,286	184,944
The Home Depot, Inc.	54,132	2,064,594
International Game Technology	8,626	232,902
Interpublic Group of Companies, Inc. (a)	10,695	124,490
J.C. Penney Co., Inc. (Holding Co.)	6,333	300,311
Johnson Controls, Inc.	4,870	302,183
Jones Apparel Group, Inc.	2,994	85,329
KB Home	1,962	143,618
Knight-Ridder, Inc.	1,755	102,983
Kohl's Corp. (a)	8,717	437,419
Leggett & Platt, Inc.	4,770	96,354
Limited Brands	8,830	180,397
Liz Claiborne, Inc.	2,714	106,714
Lowe's Companies, Inc.	19,719	1,269,904
Marriott International, Inc. - Class A	4,330	272,790
Mattel, Inc.	10,210	170,303
Maytag Corp.	2,020	36,885
McDonald's Corp.	31,615	1,058,786
The McGraw-Hill Companies, Inc.	9,454	454,170
Meredith Corp.	1,060	52,883
New York Times Co. - Class A	3,674	109,301
Newell Rubbermaid, Inc.	6,963	157,712
News Corp.	61,956	965,894
Nike, Inc. - Class B	4,831	394,596
Nordstrom, Inc.	5,600	192,192
Office Depot, Inc. (a)	8,001	237,630
OfficeMax, Inc.	1,789	56,658
Omnicom Group	4,606	385,200
Pulte Homes, Inc.	5,426	232,884
RadioShack Corp.	3,396	84,221
Reebok International Ltd.	1,329	75,182
Sears Holdings Corp. (a)	2,585	321,626
The Sherwin-Williams Co.	2,879	126,878
Snap-on, Inc.	1,462	52,807
The Stanley Works	1,836	85,704
Staples, Inc.	18,586	396,254
Starbucks Corp. (a)	9,718	486,872
Starwood Hotels & Resorts Worldwide, Inc.	5,506	314,778
Target Corp.	22,374	1,161,882
Tiffany & Co.	3,602	143,252
Time Warner, Inc.	118,722	2,150,055
The TJX Companies, Inc.	11,784	241,336
Tribune Co.	6,706	227,266
Univision Communications, Inc. (a)	5,822	154,458
VF Corp.	2,259	130,954
Viacom, Inc. - Class B	40,094	1,323,503
Visteon Corp.	3,254	31,824
The Walt Disney Co.	50,839	1,226,745
Wendy's International, Inc.	2,922	131,928
Whirlpool Corp.	1,689	127,976
Yum! Brands, Inc.	7,219	349,472
		30,076,806
Consumer Staples - 9.61%
Alberto-Culver Co.	1,907	85,338
Albertson's, Inc.	9,317	238,981
Altria Group, Inc.	52,490	3,869,038
Anheuser-Busch Companies, Inc.	19,646	845,564
Archer-Daniels-Midland Co.	16,453	405,731
Avon Products, Inc.	11,906	321,462
Brown-Forman Corp. - Class B	2,099	124,974
Campbell Soup Co.	4,678	139,171
Clorox Co.	3,837	213,107
The Coca-Cola Co.	52,515	2,268,123
Coca-Cola Enterprises, Inc.	7,623	148,649
Colgate-Palmolive Co.	13,137	693,502
ConAgra Foods, Inc.	13,098	324,176
Constellation Brands, Inc. - Class A (a)	4,957	128,882
Costco Wholesale Corp.	12,120	522,251
CVS Corp.	20,559	596,417
General Mills, Inc.	9,257	446,187
The Gillette Co.	22,741	1,323,526
The Hershey Co.	4,643	261,447
HJ Heinz Co.	8,621	315,011
Kellogg Co.	6,479	298,876
Kimberly-Clark Corp.	12,046	717,098
The Kroger Co. (a)	18,311	377,024
McCormick & Co., Inc.	3,386	110,485
Molson Coors Brewing Co. - Class B	1,447	92,623
Pepsi Bottling Group, Inc.	3,511	100,239
PepsiCo, Inc.	42,232	2,394,977
Procter & Gamble Co.	64,448	3,832,078
Reynolds American, Inc.	2,162	179,489
Safeway, Inc.	11,348	290,509
Sara Lee Corp.	19,842	376,006
SUPERVALU, Inc.	3,437	106,959
Sysco Corp.	16,011	502,265
Tyson Foods, Inc. - Class A	6,357	114,744
UST, Inc.	4,157	174,012
Walgreen Co.	25,858	1,123,530
Wal-Mart Stores, Inc.	63,168	2,768,022
Wm. Wrigley Jr. Co.	4,547	326,838
		27,157,311
Energy - 10.18%
Amerada Hess Corp.	2,020	277,750
Anadarko Petroleum Corp.	5,977	572,298
Apache Corp.	8,317	625,605
Baker Hughes, Inc.	8,616	514,203
BJ Services Co.	8,153	293,426
Burlington Resources, Inc.	9,637	783,681
Chevron Corp.	56,954	3,686,632
ConocoPhillips	35,205	2,461,181
Devon Energy Corp.	11,462	786,752
El Paso Corp.	16,675	231,782
EOG Resources, Inc.	6,073	454,868
Exxon Mobil Corp.	159,465	10,132,406
Halliburton Co.	12,856	880,893
Kerr-McGee Corp.	2,918	283,367
Kinder Morgan, Inc.	2,416	232,323
Marathon Oil Corp.	9,257	638,085
Murphy Oil Corp.	4,151	207,010
Nabors Industries Ltd. (a)	3,982	286,027
National-Oilwell Varco, Inc. (a)	4,385	288,533
Noble Corp.	3,458	236,735
Occidental Petroleum Corp.	10,111	863,783
Rowan Companies, Inc.	2,755	97,775
Schlumberger Ltd.	14,879	1,255,490
Sunoco, Inc.	3,455	270,181
Transocean, Inc. (a)	8,315	509,793
Valero Energy Corp.	7,729	873,841
Weatherford International Ltd. (a)	3,500	240,310
Williams Companies, Inc.	14,471	362,498
XTO Energy, Inc.	9,137	414,089
		28,761,317
Financials - 19.92%
ACE Ltd.	7,293	343,281
AFLAC, Inc.	12,689	574,812
The Allstate Corp.	16,611	918,422
AMBAC Financial Group, Inc.	2,705	194,922
American Express Co.	31,384	1,802,697
American International Group, Inc.	65,633	4,066,621
AmSouth Bancorp	8,863	223,879
AON Corp.	8,056	258,436
Apartment Investment & Management Co.	2,415	93,654
Archstone-Smith Trust	5,355	213,504
Bank of America Corp.	101,619	4,278,160
The Bank of New York Co., Inc.	19,687	578,995
BB&T Corp.	13,847	540,725
The Bear Stearns Companies, Inc.	2,845	312,239
Capital One Financial Corp.	7,301	580,575
The Charles Schwab Corp.	26,284	379,278
Chubb Corp.	5,016	449,183
Cincinnati Financial Corp.	4,421	185,196
CIT Group, Inc.	5,101	230,463
Citigroup, Inc.	130,758	5,952,104
Comerica, Inc.	4,231	249,206
Compass Bancshares, Inc.	3,145	144,135
Countrywide Financial Corp.	15,038	495,953
E*Trade Financial Corp. (a)	9,373	164,965
Equity Office Properties Trust	10,384	339,661
Equity Residential	7,262	274,867
Fannie Mae	24,480	1,097,194
Federated Investors, Inc.	2,142	71,179
Fifth Third Bancorp	14,065	516,607
First Horizon National Corp.	3,164	115,011
Franklin Resources, Inc.	3,755	315,270
Freddie Mac	17,476	986,695
Golden West Financial Corp.	6,462	383,778
The Goldman Sachs Group, Inc.	11,760	1,429,781
Hartford Financial Services Group, Inc.	7,574	584,486
Huntington Bancshares, Inc.	5,838	131,180
J.P. Morgan Chase & Co.	88,845	3,014,511
Janus Capital Group, Inc.	5,637	81,455
Jefferson-Pilot Corp.	3,408	174,387
KeyCorp	10,352	333,852
Lehman Brothers Holdings, Inc.	6,883	801,732
Lincoln National Corp.	4,362	226,911
Loews Corp.	3,428	316,781
M&T Bank Corp.	2,043	215,966
Marsh & McLennan Companies, Inc.	13,538	411,420
Marshall & Ilsley Corp.	5,240	227,992
MBIA, Inc.	3,390	205,502
MBNA Corp.	31,813	783,872
Mellon Financial Corp.	10,576	338,115
Merrill Lynch & Co., Inc.	23,429	1,437,369
Metlife, Inc.	19,132	953,348
MGIC Investment Corp.	2,353	151,063
Moody's Corp.	6,393	326,554
Morgan Stanley	27,469	1,481,678
National City Corp.	14,382	480,934
North Fork Bancorporation, Inc.	12,100	308,550
Northern Trust Corp.	4,694	237,282
Plum Creek Timber Co., Inc.	4,653	176,395
PNC Financial Services Group	7,354	426,679
Principal Financial Group, Inc.	7,074	335,095
The Progressive Corp.	4,988	522,593
Prologis	6,247	276,805
Providian Financial Corp. (a)	7,456	131,822
Prudential Financial, Inc.	12,974	876,523
Public Storage, Inc.	2,090	140,030
Regions Financial Corp.	11,647	362,455
Safeco Corp.	3,164	168,894
Simon Property Group, Inc.	4,631	343,250
SLM Corp.	10,560	566,438
Sovereign Bancorp, Inc.	9,147	201,600
The St. Paul Travelers Companies, Inc.	17,084	766,559
State Street Corp.	8,369	409,411
SunTrust Banks, Inc.	9,169	636,787
Synovus Financial Corp.	7,885	218,572
T. Rowe Price Group, Inc.	3,282	214,315
Torchmark Corp.	2,639	139,418
UnumProvident Corp.	7,534	154,447
US Bancorp	46,224	1,297,970
Vornado Realty Trust	2,982	258,301
Wachovia Corp.	39,893	1,898,508
Washington Mutual, Inc.	22,244	872,410
Wells Fargo & Co.	42,693	2,500,529
XL Capital Ltd.	3,551	241,575
Zions Bancorporation	2,278	162,216
		56,285,985
Health Care - 13.18%
Abbott Laboratories	39,313	1,666,871
Aetna, Inc.	7,333	631,665
Allergan, Inc.	3,308	303,079
AmerisourceBergen Corp.	2,625	202,912
Amgen, Inc. (a)	31,205	2,486,102
Applera Corp - Applied Biosystems Group	4,940	114,806
Bausch & Lomb, Inc.	1,360	109,725
Baxter International, Inc.	15,744	627,713
Becton, Dickinson & Co.	6,321	331,410
Biogen Idec, Inc. (a)	8,557	337,830
Biomet, Inc.	6,312	219,089
Boston Scientific Corp. (a)	14,935	349,031
Bristol-Myers Squibb Co.	49,466	1,190,152
C.R. Bard, Inc.	2,663	175,838
Cardinal Health, Inc.	10,795	684,835
Caremark Rx, Inc. (a)	11,381	568,253
Chiron Corp. (a)	2,756	120,217
CIGNA Corp.	3,252	383,281
Coventry Health Care, Inc. (a)	2,716	233,630
Eli Lilly & Co.	28,676	1,534,739
Express Scripts, Inc. (a)	3,759	233,810
Fisher Scientific International (a)	3,084	191,362
Forest Laboratories, Inc. (a)	8,596	334,986
Genzyme Corp. (a)	6,492	465,087
Gilead Sciences, Inc. (a)	11,531	562,252
Guidant Corp.	8,347	575,025
HCA, Inc.	11,431	547,774
Health Management Associates, Inc. - Class A	6,252	146,734
Hospira, Inc. (a)	4,044	165,683
Humana, Inc. (a)	4,108	196,691
IMS Health, Inc.	5,710	143,721
Johnson & Johnson	75,234	4,760,807
King Pharmaceuticals, Inc. (a)	6,114	94,033
Laboratory Corp. Of America Holdings (a)	3,417	166,442
Manor Care, Inc.	2,000	76,820
McKesson Corp.	7,799	370,063
Medco Health Solutions, Inc. (a)	7,698	422,081
MedImmune, Inc. (a)	6,230	209,639
Medtronic, Inc.	30,630	1,642,381
Merck & Co., Inc.	55,529	1,510,944
Millipore Corp. (a)	1,304	82,009
Mylan Laboratories, Inc.	5,529	106,489
PerkinElmer, Inc.	3,294	67,099
Pfizer, Inc.	186,410	4,654,658
Quest Diagnostics, Inc.	4,210	212,773
Schering-Plough Corp.	37,340	786,007
St. Jude Medical, Inc. (a)	9,221	431,543
Stryker Corp.	7,348	363,212
Tenet Healthcare Corp. (a)	11,851	133,087
Thermo Electron Corp. (a)	4,087	126,288
UnitedHealth Group, Inc.	31,946	1,795,365
Waters Corp. (a)	2,909	121,014
Watson Pharmaceuticals, Inc. (a)	2,636	96,504
Wellpoint, Inc. (a)	15,519	1,176,651
Wyeth	33,920	1,569,478
Zimmer Holdings, Inc. (a)	6,256	430,976
		37,240,666
Industrials - 11.00%
3M Co.	19,350	1,419,516
Allied Waste Industries, Inc. (a)	5,518	46,627
American Power Conversion Corp.	4,325	112,017
American Standard Companies, Inc.	4,639	215,945
Avery Dennison Corp.	2,794	146,378
Boeing Co.	20,754	1,410,234
Burlington Northern Santa Fe Corp.	9,445	564,811
Caterpillar, Inc.	17,117	1,005,624
Cendant Corp.	26,463	546,196
Cintas Corp.	3,491	143,306
Cooper Industries Ltd. - Class A	2,342	161,926
CSX Corp.	5,487	255,036
Cummins, Inc.	1,176	103,476
Danaher Corp.	6,010	323,518
Deere & Co.	6,100	373,320
Dover Corp.	5,121	208,886
Eaton Corp.	3,728	236,914
Emerson Electric Co.	10,448	750,166
Equifax, Inc.	3,294	115,092
FedEx Corp.	7,659	667,329
Fluor Corp.	2,194	141,250
General Dynamics Corp.	5,084	607,792
General Electric Co.	268,109	9,027,230
Goodrich Corp.	3,075	136,346
Honeywell International, Inc.	21,628	811,050
Illinois Tool Works, Inc.	5,280	434,702
Ingersoll-Rand Company Ltd. - Class A	8,531	326,140
ITT Industries, Inc.	2,345	266,392
L-3 Communications Holdings, Inc.	3,001	237,289
Lockheed Martin Corp.	9,204	561,812
Masco Corp.	10,885	333,952
Monster Worldwide, Inc. (a)	3,080	94,587
Navistar International Corp. (a)	1,560	50,591
Norfolk Southern Corp.	10,231	414,969
Northrop Grumman Corp.	9,031	490,835
Paccar, Inc.	4,336	294,371
Pall Corp.	3,146	86,515
Parker Hannifin Corp.	3,027	194,666
Pitney Bowes, Inc.	5,788	241,591
Raytheon Co.	11,415	433,998
Robert Half International, Inc.	4,282	152,396
Rockwell Automation, Inc.	4,593	242,970
Rockwell Collins, Inc.	4,468	215,894
RR Donnelley & Sons Co.	5,430	201,290
Ryder System, Inc.	1,624	55,573
Southwest Airlines Co.	17,522	260,202
Textron, Inc.	3,383	242,629
Tyco International Ltd.	51,186	1,425,530
Union Pacific Corp.	6,671	478,311
United Parcel Service, Inc. - Class B	28,004	1,935,917
United Technologies Corp.	25,918	1,343,589
W.W. Grainger, Inc.	1,916	120,555
Waste Management, Inc.	14,216	406,720
		31,073,971
Information Technology - 15.16%
ADC Telecommunications, Inc. (a)	2,946	67,346
Adobe Systems, Inc.	12,433	371,125
Advanced Micro Devices, Inc. (a)	10,075	253,890
Affiliated Computer Services, Inc. - Class A (a)	3,177	173,464
Agilent Technologies, Inc. (a)	12,498	409,310
Altera Corp. (a)	9,423	180,074
Analog Devices, Inc.	9,419	349,822
Andrew Corp. (a)	4,109	45,815
Apple Computer, Inc. (a)	20,987	1,125,113
Applied Materials, Inc.	41,035	695,954
Applied Micro Circuits Corp. (a)	7,726	23,178
Autodesk, Inc.	5,777	268,284
Automatic Data Processing, Inc.	14,674	631,569
Avaya, Inc. (a)	10,726	110,478
BMC Software, Inc. (a)	5,512	116,303
Broadcom Corp. - Class A (a)	7,150	335,407
Ciena Corp. (a)	14,617	38,589
Cisco Systems, Inc. (a)	161,629	2,898,008
Citrix Systems, Inc. (a)	4,309	108,328
Computer Associates International, Inc.	11,718	325,878
Computer Sciences Corp. (a)	4,673	221,080
Compuware Corp. (a)	9,815	93,243
Comverse Technology, Inc. (a)	5,091	133,741
Convergys Corp. (a)	3,542	50,899
Corning, Inc. (a)	37,230	719,656
Dell, Inc. (a)	60,634	2,073,683
Electronic Arts, Inc. (a)	7,676	436,688
Electronic Data Systems Corp.	13,125	294,525
EMC Corp. (a)	60,968	788,926
First Data Corp.	19,514	780,560
Fiserv, Inc. (a)	4,758	218,249
Freescale Semiconductor, Inc. - Class B (a)	10,245	241,577
Gateway, Inc. (a)	6,665	17,996
Hewlett-Packard Co.	72,459	2,115,803
Intel Corp.	154,100	3,798,565
International Business Machines Corp.	40,360	3,237,679
Intuit, Inc. (a)	4,584	205,409
Jabil Circuit, Inc. (a)	4,349	134,471
JDS Uniphase Corp. (a)	41,684	92,538
KLA-Tencor Corp.	4,997	243,654
Lexmark International, Inc. - Class A (a)	3,003	183,333
Linear Technology Corp.	7,759	291,661
LSI Logic Corp. (a)	9,882	97,338
Lucent Technologies, Inc. (a)	112,416	365,352
Maxim Integrated Products, Inc.	8,293	353,696
Mercury Interactive Corp. (a)	2,190	86,724
Micron Technology, Inc. (a)	15,583	207,254
Microsoft Corp.	233,007	5,995,270
Molex, Inc.	3,665	97,782
Motorola, Inc.	62,446	1,379,432
National Semiconductor Corp.	8,681	228,310
NCR Corp. (a)	4,699	149,945
Network Appliance, Inc. (a)	9,306	220,924
Novell, Inc. (a)	9,661	71,974
Novellus Systems, Inc. (a)	3,505	87,905
NVIDIA Corp. (a)	4,266	146,238
Oracle Corp. (a)	95,382	1,181,783
Parametric Technology Corp. (a)	6,887	48,002
Paychex, Inc.	8,423	312,325
PMC - Sierra, Inc. (a)	4,609	40,605
QLogic Corp. (a)	2,294	78,455
QUALCOMM, Inc.	41,235	1,845,266
Sabre Holdings Corp. - Class A	3,316	67,248
Sanmina-SCI Corporation (a)	13,294	57,031
Scientific-Atlanta, Inc.	3,875	145,351
Siebel Systems, Inc.	13,211	136,470
Solectron Corp. (a)	24,589	96,143
Sun Microsystems, Inc. (a)	86,245	338,080
Symantec Corp. (a)	30,294	686,462
Symbol Technologies, Inc.	6,147	59,503
Tektronix, Inc.	2,137	53,917
Tellabs, Inc. (a)	11,318	119,065
Teradyne, Inc. (a)	4,976	82,104
Texas Instruments, Inc.	41,049	1,391,561
Unisys Corp. (a)	8,613	57,190
Xerox Corp. (a)	24,266	331,231
Xilinx, Inc.	8,839	246,166
Yahoo!, Inc. (a)	31,715	1,073,236
		42,837,209
Materials - 2.86%
Air Products & Chemicals, Inc.	5,607	309,170
Alcoa, Inc.	22,065	538,827
Allegheny Technologies, Inc.	2,128	65,925
Ashland, Inc.	1,877	103,686
Ball Corp.	2,760	101,402
Bemis Co.	2,704	66,789
The Dow Chemical Co.	24,396	1,016,581
Eastman Chemical Co.	2,061	96,805
Ecolab, Inc.	4,657	148,698
EI Du Pont de Nemours & Co.	25,159	985,478
Engelhard Corp.	3,038	84,791
Freeport-McMoRan Copper & Gold, Inc. - Class B	4,485	217,926
Georgia-Pacific Corp.	6,581	224,149
Hercules, Inc. (a)	2,852	34,851
International Flavors & Fragrances, Inc.	2,065	73,597
International Paper Co.	12,405	369,669
Louisiana-Pacific Corp.	2,804	77,643
MeadWestvaco Corp.	4,653	128,516
Monsanto Co.	6,794	426,324
Newmont Mining Corp.	11,285	532,313
Nucor Corp.	3,951	233,070
Pactiv Corp. (a)	3,788	66,366
Phelps Dodge Corp.	2,452	318,588
PPG Industries, Inc.	4,297	254,339
Praxair, Inc.	8,177	391,924
Rohm & Haas Co.	3,677	151,235
Sealed Air Corp. (a)	2,096	99,476
Sigma-Aldrich Corp.	1,707	109,350
Temple-Inland, Inc.	2,857	116,709
United States Steel Corp.	2,889	122,349
Vulcan Materials Co.	2,587	191,981
Weyerhaeuser Co.	6,195	425,906
		8,084,433
Telecommunication Services - 3.08%
Alltel Corp.	9,656	628,702
AT&T Corp.	20,284	401,623
BellSouth Corp.	46,342	1,218,795
CenturyTel, Inc.	3,287	114,979
Citizens Communications Co.	8,679	117,601
Qwest Communications International (a)	38,571	158,141
SBC Communications, Inc.	83,561	2,002,957
Sprint Nextel Corp.	74,180	1,764,000
Verizon Communications, Inc.	69,936	2,286,208
		8,693,006
Utilities - 3.62%
The AES Corp. (a)	16,520	271,424
Allegheny Energy, Inc. (a)	4,116	126,444
Ameren Corp.	5,154	275,687
American Electric Power Co., Inc.	9,944	394,777
Calpine Corp. (a)	14,365	37,205
Centerpoint Energy, Inc.	7,829	116,417
Cinergy Corp.	5,030	223,382
CMS Energy Corp. (a)	5,546	91,232
Consolidated Edison, Inc.	6,180	300,039
Constellation Energy Group, Inc.	4,501	277,262
Dominion Resources Inc.	8,619	742,441
DTE Energy Co.	4,498	206,278
Duke Energy Corp.	23,429	683,424
Dynegy, Inc. - Class A (a)	7,245	34,124
Edison International	8,240	389,587
Entergy Corp.	5,250	390,180
Exelon Corp.	16,959	906,289
FirstEnergy Corp.	8,342	434,785
FPL Group, Inc.	9,965	474,334
KeySpan Corp.	4,408	162,126
Nicor, Inc.	1,117	46,948
NiSource, Inc.	6,892	167,131
Peoples Energy Corp.	965	38,002
PG&E Corp.	9,435	370,324
Pinnacle West Capital Corp.	2,498	110,112
PPL Corp.	9,598	310,303
Progress Energy, Inc.	6,354	284,341
Public Service Enterprise Group, Inc.	6,045	389,056
Sempra Energy	6,478	304,855
The Southern Co.	18,888	675,435
TECO Energy, Inc.	5,257	94,731
TXU Corp.	6,071	685,294
Xcel Energy, Inc.	10,186	199,747
		10,213,716
TOTAL COMMON STOCKS (Cost $234,457,871)		$280,424,420

SHORT TERM INVESTMENTS (d) - 0.80%
Money Market Funds - 0.34%
Northern Institutional Diversified Assets Portfolio	966,382	966,382

	Principal
	Amount
U.S. Treasury Bills - 0.46%
3.120%, 12/15/2005	$1,300,000	1,291,464
TOTAL SHORT TERM INVESTMENTS (Cost $2,257,238)		2,257,846
Total Investments (Cost $236,715,109) (b) - 100.05%		282,682,266
Northern Institutional Liquid Asset Portfolio (c) - 6.04%		17,067,099
Liabilities in Excess of Other Assets - (6.09)%		(17,197,171)
TOTAL NET ASSETS - 100.00%		$282,552,194

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $237,077,120 and gross unrealized appreciation and depreciation of securities as of September 30, 2005 was $64,107,783 and ($18,502,637), respectively, with a net appreciation / (depreciation) of $45,605,146.
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $19,113,398, $17,067,099, and $2,483,234, respectively.
(d)	Securities and other assets with an aggregate value of $2,160,025 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2005:

Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
S&P 500 Index (12/05)	7	$ (22,631)

Schedule of Investments
September 30, 2005 (Unaudited)
Summit S&P MidCap 400 Index Portfolio

	Shares	Value
COMMON STOCKS - 94.56%
Consumer Discretionary - 15.89%
99 Cents Only Stores (a)	5,063	$46,833
Abercrombie & Fitch Co. - Class A	9,235	460,365
Advance Auto Parts, Inc. (a)	11,549	446,696
Aeropostale, Inc. (a)	5,847	124,249
American Eagle Outfitters, Inc.	14,427	339,467
American Greetings Corp. - Class A	7,089	194,239
AnnTaylor Stores Corp. (a)	7,685	204,037
Applebee's International, Inc.	8,339	172,534
ArvinMeritor, Inc.	7,409	123,878
Bandag, Inc.	1,238	53,061
Barnes & Noble, Inc.	5,786	218,132
Belo Corp.	10,193	233,012
Blyth, Inc.	2,810	62,635
Bob Evans Farms, Inc.	3,743	85,004
Borders Group, Inc.	7,411	164,302
BorgWarner, Inc.	5,965	336,784
Boyd Gaming Corp.	4,582	197,576
Brinker International, Inc.	9,283	348,669
Callaway Golf Co.	6,922	104,453
Career Education Corp. (a)	10,861	386,217
Carmax, Inc. (a)	11,026	344,783
Catalina Marketing Corp.	4,237	96,349
CBRL Group, Inc.	4,938	166,213
The Cheesecake Factory, Inc. (a)	8,268	258,292
Chico's FAS, Inc. (a)	19,065	701,592
Claire's Stores, Inc.	10,473	252,713
Corinthian Colleges, Inc. (a)	9,630	127,790
DeVry, Inc. (a)	6,177	117,672
Dollar Tree Stores, Inc. (a)	11,333	245,359
Education Management Corp. (a)	7,044	227,099
Emmis Communications Corp. - Class A (a)	3,867	85,422
Entercom Communications Corp. (a)	4,022	127,055
Foot Locker, Inc.	16,549	363,085
Furniture Brands International, Inc.	5,522	99,562
Gentex Corp.	16,512	287,309
GTECH Holdings Corp.	12,216	391,645
Harman International Industries, Inc.	6,956	711,390
Harte-Hanks, Inc.	6,136	162,174
Hovnanian Enterprises, Inc. - Class A (a)	3,778	193,434
International Speedway Corp. - Class A	3,713	194,821
ITT Educational Services, Inc. (a)	4,001	197,449
Krispy Kreme Doughnuts, Inc. (a)	6,515	40,784
Laureate Education, Inc. (a)	5,242	256,701
Lear Corp.	7,081	240,542
Lee Enterprises, Inc.	4,797	203,777
Lennar Corp.	14,122	843,931
Media General, Inc. - Class A	2,536	147,113
Michaels Stores, Inc.	14,289	472,394
Modine Manufacturing Co.	3,682	135,056
Mohawk Industries, Inc. (a)	5,573	447,233
Neiman Marcus Group, Inc. - Class A	5,164	516,142
O'Reilly Automotive, Inc. (a)	11,797	332,439
Outback Steakhouse, Inc.	6,928	253,565
Pacific Sunwear Of California, Inc. (a)	7,871	168,754
Payless ShoeSource, Inc. (a)	7,198	125,245
PETsMART, Inc.	15,114	329,183
Pier 1 Imports, Inc.	9,088	102,422
Polo Ralph Lauren Corp.	6,372	320,512
The Reader's Digest Association, Inc.	10,460	167,046
Regis Corp.	4,759	179,985
Rent-A-Center, Inc. (a)	7,894	152,433
Ross Stores, Inc.	15,414	365,312
Ruby Tuesday, Inc.	6,723	146,292
Ryland Group, Inc.	4,948	338,542
Saks, Inc. (a)	14,976	277,056
Scholastic Corp. (a)	3,706	136,974
Sotheby's Holdings (a)	4,607	77,029
Thor Industries, Inc.	3,643	123,862
Timberland Co. (a)	5,826	196,802
Toll Brothers, Inc. (a)	12,483	557,616
Tupperware Corp.	5,623	128,092
Urban Outfitters, Inc. (a)	11,616	341,510
Valassis Communications, Inc. (a)	5,265	205,230
The Washington Post Co. - Class B	617	495,143
Westwood One, Inc.	7,138	141,975
Williams-Sonoma, Inc. (a)	12,281	470,976
		19,091,019
Consumer Staples - 3.20%
BJ's Wholesale Club, Inc. (a)	7,191	199,910
Church & Dwight, Inc.	6,757	249,603
Dean Foods Co. (a)	15,772	612,900
Energizer Holdings, Inc. (a)	7,485	424,399
Hormel Foods Corp.	7,700	254,023
The JM Smucker Co.	6,163	299,152
Lancaster Colony Corp.	2,707	116,401
PepsiAmericas, Inc.	6,616	150,382
Ruddick Corp.	3,656	84,271
Smithfield Foods, Inc. (a)	10,432	309,622
Tootsie Roll Industries, Inc.	2,657	84,360
Universal Corp.	2,712	105,307
Whole Foods Market, Inc.	7,098	954,326
		3,844,656
Energy - 8.70%
Arch Coal, Inc.	6,729	454,207
Cooper Cameron Corp. (a)	5,903	436,409
Denbury Resources, Inc. (a)	6,027	304,002
ENSCO International, Inc.	16,035	747,071
FMC Technologies, Inc. (a)	7,235	304,666
Forest Oil Corp. (a)	5,757	299,940
Grant Prideco, Inc. (a)	13,405	544,913
Hanover Compressor Co. (a)	8,702	120,610
Helmerich & Payne, Inc.	5,429	327,857
Newfield Exploration Co. (a)	13,370	656,467
Noble Energy, Inc.	18,423	864,039
Overseas Shipholding Group, Inc.	3,121	182,048
Patterson-UTI Energy, Inc.	18,115	653,589
Peabody Energy Corp.	13,837	1,167,151
Pioneer Natural Resources Co.	14,973	822,317
Plains Exploration & Production Co. (a)	8,261	353,736
Pogo Producing Co.	6,300	371,322
Pride International, Inc. (a)	16,716	476,573
Smith International, Inc.	22,404	746,277
Tidewater, Inc.	6,406	311,780
Western Gas Resources, Inc.	6,062	310,556
		10,455,530
Financials - 16.96%
AG Edwards, Inc.	8,125	355,956
Allmerica Financial Corp. (a)	5,640	232,030
AMB Property Corp.	8,983	403,337
American Financial Group, Inc.	4,893	166,019
AmeriCredit Corp. (a)	14,718	351,319
AmerUs Group Co.	4,100	235,217
Arthur J. Gallagher & Co.	9,980	287,524
Associated Banc-Corp	13,487	411,084
Astoria Financial Corp.	9,449	249,643
Bank of Hawaii Corp.	5,470	269,233
Brown & Brown, Inc.	5,836	289,991
City National Corp.	4,358	305,452
The Colonial BancGroup, Inc.	16,254	364,090
Commerce Bancorp, Inc.	17,308	531,183
Cullen/Frost Bankers, Inc.	4,818	237,720
Developers Diversified Realty Corp.	11,472	535,742
Eaton Vance Corp.	13,772	341,821
Everest Re Group Ltd.	5,951	582,603
Fidelity National Financial, Inc.	18,247	812,356
First American Corp.	10,042	458,618
FirstMerit Corp.	8,814	236,127
GATX Corp.	5,276	208,666
Greater Bay Bancorp	5,363	132,144
HCC Insurance Holdings, Inc.	11,141	317,853
Highwoods Properties, Inc.	5,667	167,233
Horace Mann Educators Corp.	4,529	89,584
Hospitality Properties Trust	7,586	325,136
Independence Community Bank Corp.	7,918	269,925
IndyMac Bancorp, Inc.	6,699	265,146
Investors Financial Services Corp.	6,990	229,971
Jefferies Group, Inc.	5,210	226,895
LaBranche & Co, Inc. (a)	6,396	55,581
Legg Mason, Inc.	11,863	1,301,252
Leucadia National Corp.	8,661	373,289
Liberty Property Trust	9,259	393,878
The Macerich Co.	6,298	408,992
Mack-Cali Realty Corp.	6,524	293,189
Mercantile Bankshares Corp.	8,651	466,116
Mercury General Corp.	3,742	224,483
New Plan Excel Realty Trust	10,928	250,798
New York Community Bancorp, Inc.	24,962	409,377
Ohio Casualty Corp.	6,804	184,524
Old Republic International Corp.	19,298	514,678
The PMI Group, Inc.	9,700	386,739
Protective Life Corp.	7,349	302,632
Radian Group, Inc.	8,995	477,634
Raymond James Financial, Inc.	6,002	192,784
Rayonier, Inc.	5,324	306,769
Regency Centers Corp.	6,698	384,800
SEI Investments Co.	6,766	254,266
Stancorp Financial Group, Inc.	2,916	245,527
SVB Financial Group (a)	3,744	182,108
TCF Financial Corp.	12,031	321,829
Texas Regional Bancshares, Inc. - Class A	4,347	125,150
United Dominion Realty Trust, Inc.	14,472	342,986
Unitrin, Inc.	4,828	229,137
Waddell & Reed Financial, Inc.	8,825	170,852
Washington Federal, Inc.	9,157	206,582
Webster Financial Corp.	5,683	255,508
Weingarten Realty Investors	8,472	320,665
Westamerica Bancorporation	3,425	176,901
Wilmington Trust Corp.	7,146	260,472
WR Berkley Corp.	11,791	465,509
		20,374,625
Health Care - 11.52%
Advanced Medical Optics, Inc. (a)	6,968	264,435
Apria Healthcare Group, Inc. (a)	5,223	166,666
Barr Pharmaceuticals, Inc. (a)	11,230	616,752
Beckman Coulter, Inc.	6,539	352,975
Cephalon, Inc. (a)	6,126	284,369
Charles River Laboratories International, Inc. (a)	7,573	330,334
Community Health Systems, Inc. (a)	9,465	367,337
Covance, Inc. (a)	6,575	315,534
Cytyc Corp. (a)	11,842	317,958
Dentsply International, Inc.	8,365	451,877
Edwards Lifesciences Corp. (a)	6,309	280,183
Gen-Probe, Inc. (a)	5,348	264,459
Health Net, Inc. (a)	11,958	565,852
Henry Schein, Inc. (a)	9,196	391,933
Hillenbrand Industries, Inc.	6,447	303,331
Inamed Corp. (a)	3,831	289,930
Intuitive Surgical, Inc. (a)	3,685	270,074
Invitrogen Corp. (a)	5,599	421,213
IVAX Corp. (a)	22,697	598,293
LifePoint Hospitals, Inc. (a)	6,011	262,861
Lincare Holdings, Inc. (a)	10,361	425,319
Martek Biosciences Corp. (a)	3,346	117,545
Millennium Pharmaceuticals, Inc. (a)	32,558	303,766
Omnicare, Inc.	11,138	626,290
Pacificare Health Systems, Inc. (a)	9,249	737,885
Par Pharmaceutical Companies, Inc. (a)	3,608	96,045
Patterson Companies, Inc. (a)	14,551	582,476
Perrigo Co.	8,783	125,685
Protein Design Labs, Inc. (a)	11,300	316,400
Renal Care Group, Inc. (a)	7,184	339,947
Sepracor, Inc. (a)	11,116	655,733
Steris Corp.	7,187	170,979
Techne Corp. (a)	4,104	233,846
Triad Hospitals, Inc. (a)	9,078	410,961
Universal Health Services, Inc.	5,880	280,064
Valeant Pharmaceuticals International	9,771	196,202
Varian Medical Systems, Inc. (a)	13,806	545,475
Varian, Inc. (a)	3,381	116,036
VCA Antech, Inc. (a)	8,704	222,126
Vertex Pharmaceuticals, Inc. (a)	10,094	225,601
		13,844,747
Industrials - 11.89%
Adesa, Inc.	9,446	208,757
AGCO Corp. (a)	9,540	173,628
Airtran Holdings, Inc. (a)	9,202	116,497
Alaska Air Group, Inc. (a)	2,873	83,489
Alexander & Baldwin, Inc.	4,624	246,182
Alliant Techsystems, Inc. (a)	3,921	292,703
Ametek, Inc.	7,378	317,033
Banta Corp.	2,535	129,006
The Brink's Co.	6,198	254,490
Carlisle Companies, Inc.	3,235	205,649
CH Robinson Worldwide, Inc.	9,030	579,004
ChoicePoint, Inc. (a)	9,528	411,324
CNF, Inc.	5,529	290,272
Copart, Inc. (a)	7,331	174,991
The Corporate Executive Board Co.	4,209	328,218
Crane Co.	5,247	156,046
Deluxe Corp.	5,341	214,495
Donaldson Co, Inc.	7,252	221,404
Dun & Bradstreet Corp. (a)	7,089	466,952
Dycom Industries, Inc. (a)	5,156	104,254
Expeditors International Washington, Inc.	11,248	638,661
Fastenal Co.	6,534	399,162
Federal Signal Corp.	5,094	87,056
Flowserve Corp. (a)	5,831	211,957
Graco, Inc.	7,248	248,461
Granite Construction, Inc.	3,477	132,960
Harsco Corp.	4,397	288,311
Herman Miller, Inc.	7,341	222,432
HNI Corp.	5,829	351,022
Hubbell, Inc. - Class B	6,406	300,634
Jacobs Engineering Group, Inc. (a)	6,103	411,342
JB Hunt Transport Services, Inc.	13,368	254,126
JetBlue Airways Corp. (a)	9,883	173,941
Joy Global, Inc.	8,547	431,282
Kelly Services, Inc.	2,031	62,270
Kennametal, Inc.	4,050	198,612
Korn/Ferry International (a)	4,321	70,821
Manpower, Inc.	9,192	408,033
Nordson Corp.	3,445	131,013
Pentair, Inc.	10,746	392,229
Precision Castparts Corp.	14,018	744,356
Quanta Services, Inc. (a)	12,446	158,811
Republic Services, Inc.	13,035	460,005
Rollins, Inc.	3,115	60,805
Sequa Corp. (a)	675	39,825
SPX Corp.	7,719	354,688
Stericycle, Inc. (a)	4,690	268,033
Swift Transportation Co., Inc. (a)	5,520	97,704
Tecumseh Products Co. - Class A	1,950	41,964
Teleflex, Inc.	4,309	303,785
Thomas & Betts Corp. (a)	5,554	191,113
Timken Co.	8,691	257,514
Trinity Industries, Inc.	4,502	182,286
United Rentals, Inc. (a)	7,063	139,212
Werner Enterprises, Inc.	5,447	94,179
Yellow Roadway Corp. (a)	6,111	253,118
York International Corp.	4,450	249,512
		14,285,629
Information Technology - 14.19%
3Com Corp. (a)	40,812	166,513
Activision, Inc. (a)	21,482	439,307
Acxiom Corp.	8,252	154,477
ADTRAN, Inc.	7,106	223,839
Advent Software, Inc. (a)	1,677	45,178
Alliance Data Systems Corp. (a)	7,321	286,617
Amphenol Corp. - Class A	9,373	378,107
Anteon International Corp. (a)	3,443	147,223
Arrow Electronics, Inc. (a)	12,487	391,592
Atmel Corp. (a)	44,661	92,002
Avnet, Inc. (a)	15,343	375,136
Avocent Corp. (a)	5,168	163,516
The BISYS Group, Inc. (a)	12,745	171,165
Cabot Microelectronics Corp. (a)	2,589	76,065
Cadence Design Systems, Inc. (a)	29,324	473,876
CDW Corp.	6,629	390,581
Ceridian Corp. (a)	15,435	320,276
Certegy, Inc.	6,540	261,731
CheckFree Corp. (a)	9,563	361,673
Cognizant Technology Solutions Corp. (a)	14,413	671,502
CommScope, Inc. (a)	5,770	100,052
Credence Systems Corp. (a)	10,489	83,702
Cree, Inc. (a)	7,974	199,510
CSG Systems International, Inc. (a)	5,180	112,458
Cypress Semiconductor Corp. (a)	14,100	212,205
Diebold, Inc.	7,423	255,797
DST Systems, Inc. (a)	7,365	403,823
F5 Networks, Inc. (a)	4,057	176,358
Fair Isaac Corp.	6,898	309,030
Fairchild Semiconductor International, Inc. (a)	12,645	187,905
Gartner, Inc. - Class A (a)	6,075	71,017
Harris Corp.	14,052	587,374
Imation Corp.	3,593	154,032
Integrated Device Technology, Inc. (a)	20,976	225,282
International Rectifier Corp. (a)	6,803	306,679
Intersil Corp. - Class A	16,182	352,444
Jack Henry & Associates, Inc.	7,926	153,764
Keane, Inc. (a)	4,951	56,590
Kemet Corp. (a)	9,138	76,576
Lam Research Corp. (a)	14,396	438,646
Lattice Semiconductor Corp. (a)	11,987	51,304
LTX Corp. (a)	6,476	27,329
Macromedia, Inc. (a)	8,029	326,539
Macrovision Corp. (a)	5,338	101,956
McAfee, Inc. (a)	17,450	548,279
McData Corp. - Class A (a)	16,368	85,768
MEMC Electronic Materials, Inc. (a)	16,569	377,608
Mentor Graphics Corp. (a)	8,349	71,801
Micrel, Inc. (a)	6,945	77,992
Microchip Technology, Inc.	22,070	664,748
MoneyGram International, Inc.	9,025	195,933
MPS Group, Inc. (a)	10,643	125,587
National Instruments Corp.	5,812	143,208
Newport Corp. (a)	4,203	58,548
Plantronics, Inc.	4,984	153,557
Plexus Corp. (a)	4,596	78,546
Polycom, Inc. (a)	10,185	164,691
Powerwave Technologies, Inc. (a)	11,607	150,775
The Reynolds & Reynolds Co. - Class A	5,396	147,904
RF Micro Devices, Inc. (a)	19,866	112,243
RSA Security, Inc. (a)	7,483	95,109
SanDisk Corp. (a)	19,175	925,194
Semtech Corp. (a)	7,763	127,857
Silicon Laboratories, Inc. (a)	4,706	143,015
SRA International, Inc. - Class A (a)	3,770	133,760
Sybase, Inc. (a)	9,544	223,520
Synopsys, Inc. (a)	15,226	287,771
Tech Data Corp. (a)	6,106	224,151
Transaction Systems Architects, Inc. (a)	3,922	109,228
Triquint Semiconductor, Inc. (a)	14,762	51,962
UTstarcom, Inc. (a)	10,861	88,734
Vishay Intertechnology, Inc. (a)	19,424	232,117
Western Digital Corp. (a)	22,461	290,421
Wind River Systems, Inc. (a)	7,906	102,225
Zebra Technologies Corp. - Class A (a)	7,612	297,553
		17,050,553
Materials - 4.11%
Airgas, Inc.	7,028	208,240
Albemarle Corp.	4,031	151,969
Bowater, Inc.	5,900	166,793
Cabot Corp.	6,544	216,017
Chemtura Corp.	25,045	311,059
Cytec Industries, Inc.	4,177	181,198
Ferro Corp.	4,421	80,993
FMC Corp. (a)	3,965	226,877
Glatfelter	4,642	65,406
Longview Fibre Co.	5,389	105,032
Lubrizol Corp.	7,162	310,329
Lyondell Chemical Co.	21,603	618,278
Martin Marietta Materials, Inc.	4,885	383,277
Minerals Technologies, Inc.	2,139	122,372
Olin Corp.	7,545	143,280
Packaging Corp. of America	6,610	128,300
Potlatch Corp.	3,067	159,852
RPM International, Inc.	12,412	228,381
The Scotts Miracle-Gro Co. - Class A	2,381	209,361
Sensient Technologies Corp.	4,987	94,504
Sonoco Products Co.	10,442	285,171
Steel Dynamics, Inc.	4,045	137,368
Valspar Corp.	10,684	238,894
Worthington Industries, Inc.	7,517	158,082
		4,931,033
Telecommunication Services - 0.45%
Cincinnati Bell, Inc. (a)	25,967	114,515
Telephone & Data Systems, Inc.	10,826	422,214
		536,729
Utilities - 7.65%
AGL Resources, Inc.	8,164	302,966
Alliant Energy Corp.	12,288	357,949
Aqua America, Inc.	10,142	385,599
Aquila, Inc. (a)	39,380	155,945
Black Hills Corp.	3,455	149,843
DPL, Inc.	13,398	372,464
Duquesne Light Holdings, Inc.	8,205	141,208
Energy East Corp.	15,563	392,032
Equitable Resources, Inc.	12,812	500,437
Great Plains Energy, Inc.	7,875	235,541
Hawaiian Electric Industries, Inc.	8,539	238,067
Idacorp, Inc.	4,457	134,289
MDU Resources Group, Inc.	12,633	450,366
National Fuel Gas Co.	8,877	303,593
Northeast Utilities	13,705	273,415
NSTAR	11,268	325,871
OGE Energy Corp.	9,527	267,709
ONEOK, Inc.	10,648	362,245
Pepco Holdings, Inc.	19,956	464,376
PNM Resources, Inc.	7,250	207,858
Puget Energy, Inc.	10,581	248,442
Questar Corp.	8,972	790,613
SCANA Corp.	11,975	505,824
Sierra Pacific Resources (a)	19,349	287,333
Vectren Corp.	8,028	227,594
Westar Energy, Inc.	9,149	220,765
WGL Holdings, Inc.	5,137	165,052
Wisconsin Energy Corp.	12,342	492,693
WPS Resources Corp.	4,005	231,489
		9,191,578
TOTAL COMMON STOCKS (Cost $94,819,516)		113,606,099

WARRANTS - 0.00%
Financials - 0.00%
Washington Mutual, Inc. (a)	1,500	240
TOTAL WARRANTS (Cost $238)		240

SHORT TERM INVESTMENTS (d) - 5.39%
Money Market Funds - 1.71%
Northern Institutional Diversified Assets Portfolio	2,060,998	2,060,998

	Principal
	Amount
U.S. Treasury Bill - 3.68%
3.120%, 12/15/2005	$4,450,000	4,420,781
TOTAL SHORT TERM INVESTMENTS (Cost $6,479,602)		6,481,779
Total Investments (Cost $101,299,356) (b) - 99.95%		120,088,118
Northern Institutional Liquid Asset Portfolio (c) - 24.01%		28,853,971
Liabilities in Excess of Other Assets (d)- (23.96)%		(28,791,271)
TOTAL NET ASSETS - 100.00%		$120,150,818

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $101,917,331 and gross unrealized appreciation and depreciation of securities as of September 30, 2005 was $25,202,828 and ($7,032,041), respectively, with a net appreciation of $18,170,787.
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $28,601,313, $28,853,971, and $297,669, respectively.
(d)	Securities and other assets with an aggregate value of $6,486,300 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2005:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
S&P MidCap 400 Index (12/05)	12	$ 1,479
S&P MidCap 400 Index Mini (12/05)	30	$ (7,000)

Schedule of Investments
September 30, 2005 (Unaudited)
Summit Balanced Index Portfolio

	Shares	Value
COMMON STOCKS - 61.00%
Consumer Discretionary - 6.50%
Apollo Group, Inc. (a)	245	$16,266
Autonation, Inc. (a)	302	6,031
Autozone, Inc. (a)	93	7,742
Bed Bath & Beyond, Inc. (a)	495	19,889
Best Buy Co., Inc.	677	29,470
Big Lots, Inc. (a)	190	2,088
The Black & Decker Corp.	135	11,082
Brunswick Corp.	163	6,150
Carnival Corp.	722	36,086
Centex Corp.	215	13,885
Circuit City Stores, Inc.	275	4,719
Clear Channel Communications, Inc.	907	29,831
Coach, Inc. (a)	636	19,945
Comcast Corp. - Class A (a)	3,672	107,883
Cooper Tire & Rubber Co.	102	1,558
D.R. Horton, Inc.	455	16,480
Dana Corp.	251	2,362
Darden Restaurants, Inc.	225	6,833
Delphi Corp.	939	2,592
Dillard's, Inc. - Class A	108	2,255
Dollar General Corp.	537	9,849
Dow Jones & Co., Inc.	98	3,743
Eastman Kodak Co.	480	11,678
eBay, Inc. (a)	1,856	76,467
Family Dollar Stores, Inc.	276	5,484
Federated Department Stores, Inc.	443	29,623
Ford Motor Co.	3,098	30,546
Fortune Brands, Inc.	244	19,845
Gannett Co., Inc.	408	28,083
The Gap, Inc.	969	16,890
General Motors Corp.	946	28,957
Genuine Parts Co.	291	12,484
The Goodyear Tire & Rubber Co. (a)	294	4,583
H&R Block, Inc.	543	13,021
Harley-Davidson, Inc.	459	22,234
Harrah's Entertainment, Inc.	307	20,013
Hasbro, Inc.	299	5,875
Hilton Hotels Corp.	548	12,231
The Home Depot, Inc.	3,579	136,503
International Game Technology	570	15,390
Interpublic Group of Companies, Inc. (a)	707	8,230
J.C. Penney Co., Inc. (Holding Co.)	419	19,869
Johnson Controls, Inc.	322	19,980
Jones Apparel Group, Inc.	198	5,643
KB Home	130	9,516
Knight-Ridder, Inc.	116	6,807
Kohl's Corp. (a)	576	28,904
Leggett & Platt, Inc.	315	6,363
Limited Brands, Inc.	584	11,931
Liz Claiborne, Inc.	179	7,038
Lowe's Companies, Inc.	1,304	83,978
Marriott International, Inc. - Class A	286	18,018
Mattel, Inc.	675	11,259
Maytag Corp.	134	2,447
McDonald's Corp.	2,090	69,994
The McGraw-Hill Companies, Inc.	625	30,025
Meredith Corp.	70	3,492
New York Times Co. - Class A	243	7,229
Newell Rubbermaid, Inc.	460	10,419
News Corp. - Class A	4,096	63,857
Nike, Inc. - Class B	319	26,056
Nordstrom, Inc.	370	12,698
Office Depot, Inc. (a)	529	15,711
OfficeMax, Inc.	118	3,737
Omnicom Group	305	25,507
Pulte Homes, Inc.	359	15,408
RadioShack Corp.	225	5,580
Reebok International Ltd.	88	4,978
Sears Holdings Corp. (a)	171	21,276
The Sherwin-Williams Co.	190	8,373
Snap-on, Inc.	97	3,504
The Stanley Works	121	5,648
Staples, Inc.	1,229	26,202
Starbucks Corp. (a)	642	32,164
Starwood Hotels & Resorts Worldwide, Inc.	364	20,810
Target Corp.	1,479	76,805
Tiffany & Co.	238	9,465
Time Warner, Inc.	7,849	142,145
The TJX Companies, Inc.	779	15,954
Tribune Co.	443	15,013
Univision Communications, Inc. (a)	385	10,214
VF Corp.	149	8,638
Viacom, Inc. - Class B	2,651	87,510
Visteon Corp.	215	2,103
The Walt Disney Co.	3,361	81,101
Wendy's International, Inc.	193	8,714
Whirlpool Corp.	112	8,486
Yum! Brands, Inc.	477	23,092
		1,988,537
Consumer Staples - 5.84%
Alberto-Culver Co.	126	5,638
Albertson's, Inc.	616	15,800
Altria Group, Inc.	3,470	255,774
Anheuser-Busch Companies, Inc.	1,299	55,909
Archer-Daniels-Midland Co.	1,088	26,830
Avon Products, Inc.	787	21,249
Brown-Forman Corp. - Class B	139	8,276
Campbell Soup Co.	309	9,193
Clorox Co.	254	14,107
The Coca-Cola Co.	3,472	149,956
Coca-Cola Enterprises, Inc.	504	9,828
Colgate-Palmolive Co.	869	45,875
ConAgra Foods, Inc.	866	21,433
Constellation Brands, Inc. - Class A (a)	328	8,528
Costco Wholesale Corp.	801	34,515
CVS Corp.	1,359	39,425
General Mills, Inc.	612	29,498
The Gillette Co.	1,504	87,533
The Hershey Co.	307	17,287
HJ Heinz Co.	570	20,828
Kellogg Co.	428	19,744
Kimberly-Clark Corp.	796	47,386
The Kroger Co. (a)	1,211	24,934
McCormick & Co., Inc.	224	7,309
Molson Coors Brewing Co. - Class B	96	6,145
Pepsi Bottling Group, Inc.	232	6,624
PepsiCo, Inc.	2,792	158,334
Procter & Gamble Co.	4,115	244,678
Reynolds American, Inc.	143	11,872
Safeway, Inc.	750	19,200
Sara Lee Corp.	1,312	24,862
SUPERVALU, Inc.	227	7,064
Sysco Corp.	1,059	33,221
Tyson Foods, Inc. - Class A	420	7,581
UST, Inc.	275	11,512
Walgreen Co.	1,710	74,300
Wal-Mart Stores, Inc.	4,176	182,992
Wm. Wrigley Jr. Co.	301	21,636
		1,786,876
Energy - 6.22%
Amerada Hess Corp.	134	18,425
Anadarko Petroleum Corp.	395	37,821
Apache Corp.	550	41,371
Baker Hughes, Inc.	570	34,018
BJ Services Co.	539	19,399
Burlington Resources, Inc.	637	51,801
Chevron Corp.	3,765	243,708
ConocoPhillips	2,327	162,681
Devon Energy Corp.	758	52,029
El Paso Corp.	1,102	15,318
EOG Resources, Inc.	401	30,035
Exxon Mobil Corp.	10,543	669,902
Halliburton Co.	850	58,242
Kerr-McGee Corp.	193	18,742
Kinder Morgan, Inc.	160	15,386
Marathon Oil Corp.	612	42,185
Murphy Oil Corp.	274	13,664
Nabors Industries Ltd. (a)	263	18,891
National-Oilwell Varco, Inc. (a)	290	19,082
Noble Corp.	229	15,677
Occidental Petroleum Corp.	669	57,153
Rowan Companies, Inc.	182	6,459
Schlumberger Ltd.	984	83,030
Sunoco, Inc.	228	17,830
Transocean, Inc. (a)	550	33,720
Valero Energy Corp.	511	57,774
Weatherford International Ltd. (a)	231	15,860
Williams Companies, Inc.	957	23,973
XTO Energy, Inc.	604	27,373
		1,901,549
Financials - 12.57%
ACE Ltd.	482	22,688
AFLAC, Inc.	839	38,007
The Allstate Corp.	1,098	60,708
AMBAC Financial Group, Inc.	179	12,899
American Express Co.	2,075	119,188
American International Group, Inc.	4,339	268,844
AmSouth Bancorp	586	14,802
AON Corp.	533	17,099
Apartment Investment & Management Co.	160	6,205
Archstone-Smith Trust	354	14,114
Bank of America Corp.	6,718	282,828
The Bank of New York Co., Inc.	1,302	38,292
BB&T Corp.	915	35,731
The Bear Stearns Companies, Inc.	188	20,633
Capital One Financial Corp.	483	38,408
The Charles Schwab Corp.	1,738	25,079
Chubb Corp.	332	29,731
Cincinnati Financial Corp.	292	12,232
CIT Group, Inc.	337	15,226
Citigroup, Inc.	8,645	393,520
Comerica, Inc.	280	16,492
Compass Bancshares, Inc.	208	9,533
Countrywide Financial Corp.	994	32,782
E*Trade Financial Corp. (a)	620	10,912
Equity Office Properties Trust	687	22,472
Equity Residential	480	18,168
Fannie Mae	1,618	72,519
Federated Investors, Inc.	142	4,719
Fifth Third Bancorp	930	34,159
First Horizon National Corp.	209	7,597
Franklin Resources, Inc.	248	20,822
Freddie Mac	1,155	65,211
Golden West Financial Corp.	427	25,360
The Goldman Sachs Group, Inc.	778	94,589
Hartford Financial Services Group, Inc.	501	38,662
Huntington Bancshares, Inc.	386	8,673
iShares Lehman Aggregate Bond Fund	1,200	121,860
J.P. Morgan Chase & Co.	5,874	199,305
Janus Capital Group, Inc.	373	5,390
Jefferson-Pilot Corp.	225	11,513
KeyCorp	684	22,059
Lehman Brothers Holdings, Inc.	455	52,998
Lincoln National Corp.	288	14,982
Loews Corp.	227	20,977
M&T Bank Corp.	135	14,271
Marsh & McLennan Companies, Inc.	895	27,199
Marshall & Ilsley Corp.	346	15,054
MBIA, Inc.	224	13,579
MBNA Corp.	2,103	51,818
Mellon Financial Corp.	699	22,347
Merrill Lynch & Co., Inc.	1,549	95,031
Metlife, Inc.	1,265	63,035
MGIC Investment Corp.	156	10,015
Moody's Corp.	423	21,607
Morgan Stanley	1,816	97,955
National City Corp.	951	31,801
North Fork Bancorporation, Inc.	800	20,400
Northern Trust Corp.	310	15,671
Plum Creek Timber Co., Inc.	308	11,676
PNC Financial Services Group	486	28,198
Principal Financial Group, Inc.	468	22,169
The Progressive Corp.	330	34,574
Prologis	413	18,300
Providian Financial Corp. (a)	493	8,716
Prudential Financial, Inc.	858	57,967
Public Storage, Inc.	138	9,246
Regions Financial Corp.	770	23,962
Safeco Corp.	209	11,156
Simon Property Group, Inc.	306	22,681
SLM Corp.	698	37,441
Sovereign Bancorp, Inc.	605	13,334
The St. Paul Travelers Companies, Inc.	1,129	50,658
State Street Corp.	553	27,053
SunTrust Banks, Inc.	606	42,087
Synovus Financial Corp.	521	14,442
T. Rowe Price Group, Inc.	217	14,170
Torchmark Corp.	174	9,192
UnumProvident Corp.	498	10,209
US Bancorp	3,056	85,812
Vornado Realty Trust	197	17,064
Wachovia Corp.	2,637	125,495
Washington Mutual, Inc.	1,471	57,693
Wells Fargo & Co.	2,823	165,343
XL Capital Ltd. - Class A	235	15,987
Zions Bancorporation	151	10,753
		3,843,149
Health Care - 8.05%
Abbott Laboratories	2,599	110,198
Aetna, Inc.	485	41,778
Allergan, Inc.	219	20,065
AmerisourceBergen Corp.	174	13,450
Amgen, Inc. (a)	2,063	164,359
Applera Corp - Applied Biosystems Group	327	7,600
Bausch & Lomb, Inc.	90	7,261
Baxter International, Inc.	1,041	41,505
Becton, Dickinson & Co.	418	21,916
Biogen Idec, Inc. (a)	566	22,346
Biomet, Inc.	417	14,474
Boston Scientific Corp. (a)	987	23,066
Bristol-Myers Squibb Co.	3,270	78,676
C.R. Bard, Inc.	176	11,621
Cardinal Health, Inc.	714	45,296
Caremark Rx, Inc. (a)	752	37,547
Chiron Corp. (a)	182	7,939
CIGNA Corp.	215	25,340
Coventry Health Care, Inc. (a)	180	15,484
Eli Lilly & Co.	1,896	101,474
Express Scripts, Inc. (a)	249	15,488
Fisher Scientific International, Inc. (a)	204	12,658
Forest Laboratories, Inc. (a)	568	22,135
Genzyme Corp. (a)	429	30,734
Gilead Sciences, Inc. (a)	762	37,155
Guidant Corp.	552	38,027
HCA, Inc.	756	36,228
Health Management Associates, Inc. - Class A	413	9,693
Hospira, Inc. (a)	267	10,939
Humana, Inc. (a)	272	13,023
IMS Health, Inc.	378	9,514
Johnson & Johnson	4,974	314,755
King Pharmaceuticals, Inc. (a)	404	6,214
Laboratory Corp. Of America Holdings (a)	226	11,008
Manor Care, Inc.	132	5,070
McKesson Corp.	516	24,484
Medco Health Solutions, Inc. (a)	509	27,908
MedImmune, Inc. (a)	412	13,864
Medtronic, Inc.	2,025	108,581
Merck & Co., Inc.	3,671	99,888
Millipore Corp. (a)	86	5,409
Mylan Laboratories, Inc.	366	7,049
PerkinElmer, Inc.	218	4,441
Pfizer, Inc.	12,324	307,730
Quest Diagnostics, Inc.	278	14,050
Schering-Plough Corp.	2,469	51,972
St. Jude Medical, Inc. (a)	610	28,548
Stryker Corp.	486	24,023
Tenet Healthcare Corp. (a)	783	8,793
Thermo Electron Corp. (a)	270	8,343
UnitedHealth Group, Inc.	2,112	118,694
Waters Corp. (a)	192	7,987
Watson Pharmaceuticals, Inc. (a)	174	6,370
Wellpoint, Inc. (a)	1,026	77,791
Wyeth	2,243	103,784
Zimmer Holdings, Inc. (a)	414	28,520
		2,462,265
Industrials - 6.72%
3M Co.	1,279	93,828
Allied Waste Industries, Inc. (a)	365	3,084
American Power Conversion Corp.	286	7,407
American Standard Companies, Inc.	307	14,291
Avery Dennison Corp.	185	9,692
Boeing Co.	1,372	93,227
Burlington Northern Santa Fe Corp.	624	37,315
Caterpillar, Inc.	1,132	66,505
Cendant Corp.	1,750	36,120
Cintas Corp.	231	9,483
Cooper Industries Ltd. - Class A	155	10,717
CSX Corp.	363	16,872
Cummins, Inc.	78	6,863
Danaher Corp.	397	21,371
Deere & Co.	403	24,664
Dover Corp.	339	13,828
Eaton Corp.	246	15,633
Emerson Electric Co.	691	49,614
Equifax, Inc.	218	7,617
FedEx Corp.	506	44,088
Fluor Corp.	145	9,335
General Dynamics Corp.	336	40,169
General Electric Co.	17,726	596,834
Goodrich Corp.	203	9,001
Honeywell International, Inc.	1,430	53,625
Illinois Tool Works, Inc.	349	28,733
Ingersoll-Rand Company Ltd. - Class A	564	21,562
ITT Industries, Inc.	155	17,608
L-3 Communications Holdings, Inc.	198	15,656
Lockheed Martin Corp.	608	37,112
Masco Corp.	720	22,090
Monster Worldwide, Inc. (a)	204	6,265
Navistar International Corp. (a)	103	3,340
Norfolk Southern Corp.	676	27,419
Northrop Grumman Corp.	597	32,447
Paccar, Inc.	287	19,484
Pall Corp.	208	5,720
Parker Hannifin Corp.	200	12,862
Pitney Bowes, Inc.	383	15,986
Raytheon Co.	755	28,705
Robert Half International, Inc.	283	10,072
Rockwell Automation, Inc.	304	16,082
Rockwell Collins, Inc.	295	14,254
RR Donnelley & Sons Co.	359	13,308
Ryder System, Inc.	107	3,662
Southwest Airlines Co.	1,158	17,196
Textron, Inc.	224	16,065
Tyco International Ltd.	3,384	94,244
Union Pacific Corp.	441	31,620
United Parcel Service, Inc. - Class B	1,851	127,960
United Technologies Corp.	1,713	88,802
W.W. Grainger, Inc.	127	7,991
Waste Management, Inc.	940	26,893
		2,054,321
Information Technology - 9.26%
ADC Telecommunications, Inc. (a)	195	4,458
Adobe Systems, Inc.	822	24,537
Advanced Micro Devices, Inc. (a)	666	16,783
Affiliated Computer Services, Inc. - Class A (a)	210	11,466
Agilent Technologies, Inc. (a)	826	27,051
Altera Corp. (a)	623	11,906
Analog Devices, Inc.	623	23,138
Andrew Corp. (a)	272	3,033
Apple Computer, Inc. (a)	1,388	74,411
Applied Materials, Inc.	2,713	46,012
Applied Micro Circuits Corp. (a)	511	1,533
Autodesk, Inc.	382	17,740
Automatic Data Processing, Inc.	970	41,749
Avaya, Inc. (a)	709	7,303
BMC Software, Inc. (a)	364	7,680
Broadcom Corp. - Class A (a)	473	22,188
Ciena Corp. (a)	966	2,550
Cisco Systems, Inc. (a)	10,686	191,600
Citrix Systems, Inc. (a)	285	7,165
Computer Associates International, Inc.	775	21,553
Computer Sciences Corp. (a)	309	14,619
Compuware Corp. (a)	649	6,165
Comverse Technology, Inc. (a)	337	8,853
Convergys Corp. (a)	234	3,363
Corning, Inc. (a)	2,461	47,571
Dell, Inc. (a)	4,009	137,108
Electronic Arts, Inc. (a)	508	28,900
Electronic Data Systems Corp.	868	19,478
EMC Corp. (a)	4,031	52,161
First Data Corp.	1,290	51,600
Fiserv, Inc. (a)	315	14,449
Freescale Semiconductor, Inc. - Class B (a)	677	15,964
Gateway, Inc. (a)	441	1,191
Hewlett-Packard Co.	4,791	139,897
Intel Corp.	10,188	251,134
International Business Machines Corp.	2,668	214,027
Intuit, Inc. (a)	303	13,577
Jabil Circuit, Inc. (a)	288	8,905
JDS Uniphase Corp. (a)	2,756	6,118
KLA-Tencor Corp.	330	16,091
Lexmark International, Inc. - Class A (a)	199	12,149
Linear Technology Corp.	513	19,284
LSI Logic Corp. (a)	653	6,432
Lucent Technologies, Inc. (a)	7,432	24,154
Maxim Integrated Products, Inc.	548	23,372
Mercury Interactive Corp. (a)	145	5,742
Micron Technology, Inc. (a)	1,030	13,699
Microsoft Corp.	15,405	396,371
Molex, Inc.	242	6,457
Motorola, Inc.	4,128	91,188
National Semiconductor Corp.	574	15,096
NCR Corp. (a)	311	9,924
Network Appliance, Inc. (a)	615	14,600
Novell, Inc. (a)	639	4,761
Novellus Systems, Inc. (a)	232	5,819
NVIDIA Corp. (a)	282	9,667
Oracle Corp. (a)	6,306	78,131
Parametric Technology Corp. (a)	455	3,171
Paychex, Inc.	557	20,654
PMC - Sierra, Inc. (a)	305	2,687
QLogic Corp. (a)	152	5,198
QUALCOMM, Inc.	2,726	121,988
Sabre Holdings Corp. - Class A	219	4,441
Sanmina-SCI Corporation (a)	879	3,771
Scientific-Atlanta, Inc.	256	9,603
Siebel Systems, Inc.	873	9,018
Solectron Corp. (a)	1,626	6,358
Sun Microsystems, Inc. (a)	5,702	22,352
Symantec Corp. (a)	2,003	45,388
Symbol Technologies, Inc.	406	3,930
Tektronix, Inc.	141	3,557
Tellabs, Inc. (a)	748	7,869
Teradyne, Inc. (a)	329	5,428
Texas Instruments, Inc.	2,714	92,005
Unisys Corp. (a)	569	3,778
Xerox Corp. (a)	1,604	21,895
Xilinx, Inc.	584	16,264
Yahoo!, Inc. (a)	2,097	70,962
		2,832,190
Materials - 1.75%
Air Products & Chemicals, Inc.	371	20,457
Alcoa, Inc.	1,459	35,629
Allegheny Technologies, Inc.	141	4,368
Ashland, Inc.	124	6,850
Ball Corp.	182	6,687
Bemis Co.	179	4,421
The Dow Chemical Co.	1,613	67,214
Eastman Chemical Co.	136	6,388
Ecolab, Inc.	308	9,834
EI Du Pont de Nemours & Co.	1,663	65,140
Engelhard Corp.	201	5,610
Freeport-McMoRan Copper & Gold, Inc. - Class B	297	14,431
Georgia-Pacific Corp.	435	14,816
Hercules, Inc. (a)	189	2,309
International Flavors & Fragrances, Inc.	137	4,883
International Paper Co.	820	24,436
Louisiana-Pacific Corp.	185	5,122
MeadWestvaco Corp.	308	8,507
Monsanto Co.	449	28,175
Newmont Mining Corp.	746	35,189
Nucor Corp.	261	15,396
Pactiv Corp. (a)	250	4,380
Phelps Dodge Corp.	162	21,049
PPG Industries, Inc.	284	16,810
Praxair, Inc.	541	25,930
Rohm & Haas Co.	243	9,994
Sealed Air Corp. (a)	139	6,597
Sigma-Aldrich Corp.	113	7,239
Temple-Inland, Inc.	189	7,721
United States Steel Corp.	191	8,089
Vulcan Materials Co.	171	12,690
Weyerhaeuser Co.	410	28,187
		534,548
Telecommunication Services - 1.88%
Alltel Corp.	638	41,540
AT&T Corp.	1,341	26,552
BellSouth Corp.	3,064	80,583
CenturyTel, Inc.	217	7,591
Citizens Communications Co.	574	7,778
Qwest Communications International, Inc. (a)	2,550	10,455
SBC Communications, Inc.	5,524	132,410
Sprint Nextel Corp.	4,904	116,617
Verizon Communications, Inc.	4,624	151,159
		574,685
Utilities - 2.21%
The AES Corp. (a)	1,092	17,942
Allegheny Energy, Inc. (a)	272	8,356
Ameren Corp.	341	18,240
American Electric Power Co., Inc.	657	26,083
Calpine Corp. (a)	950	2,460
Centerpoint Energy, Inc.	518	7,703
Cinergy Corp.	333	14,789
CMS Energy Corp. (a)	367	6,037
Consolidated Edison, Inc.	409	19,857
Constellation Energy Group, Inc.	298	18,357
Dominion Resources, Inc.	570	49,100
DTE Energy Co.	297	13,620
Duke Energy Corp.	1,549	45,184
Dynegy, Inc. - Class A (a)	479	2,256
Edison International	545	25,768
Entergy Corp.	347	25,789
Exelon Corp.	1,121	59,906
FirstEnergy Corp.	552	28,770
FPL Group, Inc.	659	31,368
KeySpan Corp.	291	10,703
Nicor, Inc.	74	3,110
NiSource, Inc.	456	11,058
Peoples Energy Corp.	64	2,520
PG&E Corp.	624	24,492
Pinnacle West Capital Corp.	165	7,273
PPL Corp.	635	20,530
Progress Energy, Inc.	420	18,795
Public Service Enterprise Group, Inc.	400	25,744
Sempra Energy	428	20,142
The Southern Co.	1,249	44,664
TECO Energy, Inc.	348	6,271
TXU Corp.	401	45,265
Xcel Energy, Inc.	673	13,198
		675,350
TOTAL COMMON STOCKS (Cost $17,018,826)		18,653,470

	Principal
	Amount
CORPORATE BONDS - 10.48%
Consumer Discretionary - 1.17%
Ford Motor Co.
6.375%, 02/01/2029	$500,000	358,750
Consumer Staples - 0.76%
Campbell Soup Co.
5.875%, 10/01/2008	225,000	232,667
Energy - 1.70%
Burlington Resources Finance Co.
6.500%, 12/01/2011	150,000	162,636
Colonial Pipeline Co.
7.750%, 11/01/2010 (b)	125,000	140,858
Conoco Funding Co.
6.350%, 10/15/2011	50,000	54,227
Public Service North Carolina, Inc.
6.625%, 02/15/2011	150,000	161,371
		519,092
Financials - 2.13%
Key Bank National Association
5.000%, 07/17/2007	315,000	316,870
TIAA Global Markets, Inc.
4.125%, 11/15/2007 (b)	150,000	148,398
Union Planters Corp.
4.375%, 12/01/2010	190,000	185,982
		651,250
Health Care - 0.51%
Amgen, Inc.
6.500%, 12/01/2007	150,000	155,815
Industrials - 1.69%
Honeywell International, Inc.
7.500%, 03/01/2010	125,000	139,090
Masco Corp.
5.875%, 07/15/2012	125,000	130,761
United Technologies Corp.
4.375%, 05/01/2010	250,000	247,291
		517,142
Materials - 2.52%
Champion International Corp.
7.200%, 11/01/2026	450,000	500,079
Weyerhaeuser Co.
6.750%, 03/15/2012	250,000	270,138
		770,217
TOTAL CORPORATE BONDS (Cost $3,313,489)		3,204,933
MORTGAGE BACKED SECURITIES - 11.84%
Fannie Mae Pool
Pool #500823, 7.000%, 07/01/2029	537,898	563,240
Pool #653650, 6.500%, 08/01/2032	133,329	136,669
Pool #722267, 5.500%, 07/01/2033	334,151	334,306
Pool #732114, 6.000%, 08/01/2033	345,466	351,296
Pool #357457, 5.500%, 11/01/2033	584,729	585,000
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	738,750	737,328
Pool #E9-9160, 4.500%, 09/01/2018	155,156	152,202
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	753,270	759,228
TOTAL MORTGAGE BACKED SECURITIES (Cost $3,690,777)		3,619,269
U.S. GOVERNMENT AGENCY ISSUES - 5.63%
3.500%, 09/15/2007	1,750,000	1,723,006
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,781,489)		1,723,006
U.S. TREASURY OBLIGATIONS - 8.69%
U.S. Treasury Bonds - 4.04%
6.250%, 08/15/2023	250,000	298,936
6.125%, 11/15/2027	400,000	482,641
5.250%, 11/15/2028	200,000	217,859
6.125%, 08/15/2029	195,000	237,405
		1,236,841
U.S. Treasury Notes (e) - 4.65%
7.000%, 07/15/2006	250,000	255,469
6.125%, 08/15/2007	100,000	103,488
5.500%, 02/15/2008	200,000	206,062
4.750%, 11/15/2008	200,000	203,211
3.375%, 12/15/2008	84,000	81,943
6.000%, 08/15/2009	50,000	53,174
5.750%, 08/15/2010	180,000	191,974
4.375%, 08/15/2012	100,000	100,590
3.625%, 05/15/2013	234,000	224,439
		1,420,350
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,604,560)		2,657,191

SHORT TERM INVESTMENTS (e) - 1.92%	Shares
Money Market Funds - 1.60%
Northern Institutional Diversified Assets Portfolio	487,790	487,790

	Principal
	Amount
U.S Treasury Bills - 0.32%
3.120%, 12/15/2005	$100,000	99,343
TOTAL SHORT TERM INVESTMENTS (Cost $587,087)		587,133
Total Investments (Cost $28,996,228) (c) - 99.56%		30,445,002
Northern Institutional Liquid Asset Portfolio (d) - 11.50%		3,516,764
Liabilities in Excess of Other Assets - (11.06)%		(3,381,055)
TOTAL NET ASSETS - 100.00%		$30,580,711

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	For federal income tax purposes, cost is $29,033,788 and gross unrealized appreciation and depreciation of securities as of September 30, 2005 was $3,335,973 and ($1,924,759), respectively, with a net appreciation of $1,411,214.
(d)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $4,980,745, $3,516,764, and $1,577,942, respectively.
(e)	Securities and other assets with an aggregate value of $617,150 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2005:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
S&P 500 Index (12/05)	2	$ (7,116)

Schedule of Investments
September 30, 2005 (Unaudited)
Summit Nasdaq-100 Index Portfolio

	Shares	Value
COMMON STOCKS - 92.80%
Consumer Discretionary - 17.75%
Amazon.com, Inc. (a)	5,092	$230,668
Apollo Group, Inc. (a)	3,400	225,726
Bed Bath & Beyond, Inc. (a)	7,406	297,573
Career Education Corp. (a)	1,950	69,342
Comcast Corp. - Class A (a)	17,758	521,730
Dollar Tree Stores, Inc. (a)	1,943	42,066
eBay, Inc. (a)	18,802	774,642
EchoStar Communications Corp. - Class A	4,094	121,059
Garmin Ltd.	1,863	126,367
IAC/InterActiveCorp (a)	6,557	166,220
Lamar Advertising Co. (a)	1,608	72,939
Liberty Global, Inc. (a)	4,495	121,725
NTL, Inc. (a)	1,729	115,497
PETsMART, Inc.	2,648	57,673
Pixar (a)	2,222	98,901
Ross Stores, Inc.	2,681	63,540
Sears Holdings Corp. (a)	3,211	399,513
Sirius Satellite Radio, Inc. (a)	26,774	175,370
Staples, Inc.	9,191	195,952
Starbucks Corp. (a)	9,946	498,295
Wynn Resorts Ltd. (a)	2,020	91,203
XM Satellite Radio Holdings, Inc. - Class A (a)	4,260	152,977
		4,618,978
Consumer Staples - 1.41%
Costco Wholesale Corp.	4,700	202,523
Whole Foods Market, Inc.	1,229	165,239
		367,762
Health Care - 14.08%
Amgen, Inc. (a)	10,708	853,106
Biogen Idec, Inc. (a)	6,845	270,241
Biomet, Inc.	6,257	217,180
Celgene Corp. (a)	3,097	168,229
Chiron Corp. (a)	4,893	213,433
Dentsply International, Inc.	1,417	76,546
Express Scripts, Inc. (a)	2,469	153,572
Genzyme Corp. (a)	5,991	429,195
Gilead Sciences, Inc. (a)	8,357	407,487
Invitrogen Corp. (a)	928	69,813
Lincare Holdings, Inc. (a)	1,763	72,371
MedImmune, Inc. (a)	4,909	165,188
Millennium Pharmaceuticals, Inc. (a)	6,302	58,798
Patterson Companies, Inc. (a)	2,461	98,514
Sepracor, Inc. (a)	1,905	112,376
Teva Pharmaceutical Industries Ltd. - ADR	8,930	298,441
		3,664,490
Industrials - 3.02%
American Power Conversion Corp.	3,638	94,224
CH Robinson Worldwide, Inc.	1,575	100,989
Cintas Corp.	3,759	154,307
Expeditors International Washington, Inc.	1,949	110,664
Fastenal Co.	1,345	82,166
Paccar, Inc.	3,578	242,911
		785,261
Information Technology - 55.30%
Adobe Systems, Inc.	8,983	268,143
Altera Corp. (a)	9,758	186,475
Apple Computer, Inc. (a)	21,554	1,155,510
Applied Materials, Inc.	15,627	265,034
ATI Technologies, Inc. (a)	4,629	64,528
Autodesk, Inc.	4,431	205,776
BEA Systems, Inc. (a)	6,784	60,920
Broadcom Corp. - Class A (a)	4,795	224,933
CDW Corp.	1,559	91,856
Check Point Software Technologies (a)	4,489	109,173
Cisco Systems, Inc. (a)	42,513	762,258
Citrix Systems, Inc. (a)	3,769	94,753
Cognizant Technology Solutions Corp. (a)	2,480	115,543
Comverse Technology, Inc. (a)	3,871	101,691
Dell, Inc. (a)	16,425	561,735
Electronic Arts, Inc. (a)	5,702	324,387
Fiserv, Inc. (a)	4,382	201,002
Flextronics International Ltd. (a)	11,567	148,636
Intel Corp.	39,719	979,073
Intersil Corp. - Class A	2,883	62,792
Intuit, Inc. (a)	4,251	190,487
JDS Uniphase Corp. (a)	35,142	78,015
Juniper Networks, Inc. (a)	6,865	163,318
KLA-Tencor Corp.	4,458	217,372
Lam Research Corp. (a)	2,624	79,953
Linear Technology Corp.	7,635	287,000
Marvell Technology Group Ltd. (a)	4,981	229,674
Maxim Integrated Products, Inc.	8,557	364,956
Mercury Interactive Corp. (a)	1,717	67,993
Microchip Technology, Inc.	3,238	97,529
Microsoft Corp.	68,651	1,766,390
Molex, Inc.	1,842	49,145
Network Appliance, Inc. (a)	7,164	170,073
Novellus Systems, Inc. (a)	2,631	65,986
Oracle Corp. (a)	40,106	496,913
Paychex, Inc.	6,694	248,214
QLogic Corp. (a)	1,722	58,892
QUALCOMM, Inc.	36,727	1,643,533
Research In Motion Ltd. (a)	3,554	243,094
SanDisk Corp. (a)	3,104	149,768
Sanmina-SCI Corporation (a)	10,447	44,818
Siebel Systems, Inc.	11,377	117,524
Sun Microsystems, Inc. (a)	27,621	108,274
Symantec Corp. (a)	23,325	528,545
Synopsys, Inc. (a)	2,478	46,834
Telefonaktiebolaget LM Ericsson - ADR	2,059	75,854
Tellabs, Inc. (a)	4,749	49,960
VeriSign, Inc. (a)	4,654	99,456
Xilinx, Inc.	8,633	240,429
Yahoo!, Inc. (a)	12,610	426,722
		14,390,939
Materials - 0.48%
Sigma-Aldrich Corp.	1,207	77,320
Smurfit-Stone Container Corp. (a)	4,635	48,019
		125,339
Telecommunication Services - 0.76%
Level 3 Communications, Inc. (a)	12,844	29,798
MCI, Inc.	6,618	167,899
		197,697
TOTAL COMMON STOCKS (Cost $22,730,027)		24,150,466

SHORT TERM INVESTMENTS (d) - 7.47%
Money Market Funds - 1.36%
Northern Institutional Diversified Assets Portfolio	354,396	354,396

	Principal
	Amount
U.S. Treasury Bills - 6.11%
3.120%, 12/15/2005	$1,600,000	1,589,494
TOTAL SHORT TERM INVESTMENTS (Cost $1,943,143)		1,943,890
Total Investments (Cost $24,673,170) (b) - 100.27%		26,094,356
Northern Institutional Liquid Asset Portfolio (c) - 10.34%		2,691,624
Liabilities in Excess of Other Assets - (10.61)%		(2,762,109)
TOTAL NET ASSETS - 100.00%		$26,023,871

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $25,560,750 and gross unrealized appreciation and depreciation of securities as of September 30, 2005 was $4,681,569 and ($4,147,963), respectively, with a net appreciation / (depreciation) of $533,606.
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,760,826, $2,691,624, and $126,329, respectively.
(d)	Securities and other assets with an aggregate value of $1,936,800 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2005:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
Nasdaq-100 Index (12/05)	11	$ (9,438)
Nasdaq-100 Index Mini (12/05)	5	(880)

Schedule of Investments
September 30, 2005 (Unaudited)
Summit Russell 2000 Small Cap Index Portfolio

	Shares	Value
COMMON STOCKS - 91.18%
Capital Goods - 9.97%
AAR Corp. (a)	1,804	$30,993
ABX Air, Inc. (a)	3,240	26,568
Accuride Corp. (a)	610	8,424
Actuant Corp.	1,488	69,638
ADE Corp. (a)	554	12,454
Advanced Energy Industries, Inc. (a)	1,176	12,654
Aftermarket Technology Corp. (a)	1,191	21,902
AGCO Corp. (a)	5,020	91,364
Airtran Holdings, Inc. (a)	4,813	60,933
Alamo Group, Inc.	340	6,739
Alaska Air Group, Inc. (a)	1,510	43,881
American Axle & Manufacturing Holdings, Inc.	2,380	54,930
American Ecology Corp.	670	13,145
American Superconductor Corp. (a)	1,774	18,361
AO Smith Corp.	929	26,477
Applied Films Corp. (a)	830	17,430
Applied Industrial Technologies, Inc.	1,671	59,955
Applied Signal Technology, Inc.	633	12,078
Arctic Cat, Inc.	749	15,384
ARGON ST, Inc. (a)	490	14,377
Arkansas Best Corp.	1,410	49,167
Arris Group, Inc. (a)	4,892	58,019
Artesyn Technologies, Inc. (a)	2,085	19,390
ArvinMeritor, Inc.	3,883	64,924
Astec Industries, Inc. (a)	878	24,926
ASV, Inc. (a)	974	22,061
Asyst Technologies, Inc. (a)	2,643	12,316
ATMI, Inc. (a)	2,060	63,860
Audiovox Corp. (a)	949	13,267
August Technology Corp. (a)	1,007	10,745
Aviall, Inc. (a)	1,863	62,932
Axcelis Technologies, Inc. (a)	5,542	28,929
Badger Meter, Inc.	310	12,195
Baldor Electric Co.	1,850	46,897
Bandag, Inc.	626	26,830
BE Aerospace, Inc. (a)	3,193	52,908
Belden CDT, Inc.	2,616	50,829
Blount International, Inc. (a)	1,653	29,159
Briggs & Stratton Corp.	2,870	99,273
Brooks Automation, Inc. (a)	2,508	33,432
Bucyrus International, Inc. - Class A	1,130	55,517
C&D Technologies, Inc.	1,407	13,240
Cascade Corp.	676	32,921
C-COR, Inc. (a)	2,646	17,860
Champion Enterprises, Inc. (a)	4,208	62,194
China Energy Savings Technology, Inc. (a)	70	421
Coachmen Industries, Inc.	786	9,031
Cognex Corp.	2,305	69,311
Cohu, Inc.	1,210	28,616
Color Kinetics, Inc. (a)	720	10,800
Commercial Veh Group, Inc. (a)	690	14,449
Comstock Homebuilding Cos, Inc. (a)	230	4,582
Continental Airlines, Inc. (a)	3,677	35,520
Cooper Tire & Rubber Co.	3,553	54,254
Covenant Transport, Inc. (a)	465	5,626
Crane Co.	2,880	85,651
Credence Systems Corp. (a)	4,566	36,437
CTS Corp.	2,034	24,611
Curtiss-Wright Corp.	1,206	74,422
Cymer, Inc. (a)	2,010	62,953
Darling International, Inc. (a)	3,544	12,510
Delta Air Lines, Inc. (a)	6,973	5,230
Dionex Corp. (a)	1,129	61,248
Duratek, Inc. (a)	772	14,112
Dynamex, Inc. (a)	640	10,010
EGL, Inc. (a)	2,347	63,721
Electro Scientific Industries, Inc. (a)	1,587	35,485
Emcore Corp. (a)	2,060	12,607
Engineered Support Systems, Inc.	2,304	94,556
EnPro Industries, Inc. (a)	1,163	39,181
Entegris, Inc. (a)	6,567	74,207
ESCO Technologies, Inc. (a)	1,412	70,699
Esterline Technologies Corp. (a)	1,396	52,894
ExpressJet Holdings, Inc. (a)	2,436	21,851
Faro Technologies, Inc. (a)	632	12,318
Federal Signal Corp.	2,693	46,023
FEI Co. (a)	1,335	25,699
Flanders Corp. (a)	733	8,899
Fleetwood Enterprises, Inc. (a)	3,091	38,019
Florida East Coast Industries	1,805	81,748
Flowserve Corp. (a)	3,063	111,340
Forward Air Corp.	1,789	65,907
Franklin Electric Co, Inc.	1,229	50,868
Freightcar America, Inc.	460	18,759
Frontier Airlines, Inc. (a)	1,975	19,315
Frozen Food Express Industries, Inc. (a)	830	8,707
Gardner Denver, Inc. (a)	1,392	62,083
Gehl Co. (a)	570	15,886
General Cable Corp. (a)	2,202	36,994
Genesee & Wyoming, Inc. (a)	1,296	41,083
Genlyte Group, Inc. (a)	1,328	63,850
The Gorman-Rupp Co.	508	12,217
Greenbrier Cos., Inc.	346	11,501
Gulfmark Offshore, Inc. (a)	825	26,623
Hayes Lemmerz International, Inc. (a)	2,110	9,453
Headwaters, Inc. (a)	2,303	86,132
Heartland Express, Inc.	2,520	51,257
Heico Corp.	1,197	27,770
Helix Technology Corp.	1,454	21,446
HUB Group, Inc. (a)	1,088	39,940
Imagistics International, Inc. (a)	910	38,084
Interdigital Communications Corp. (a)	2,961	58,154
Intevac, Inc. (a)	1,134	11,692
Itron, Inc. (a)	1,289	58,856
JLG Industries, Inc.	2,842	103,989
Kadant, Inc. (a)	777	15,587
Kansas City Southern (a)	4,552	106,107
Keithley Instruments, Inc.	717	10,468
Kennametal, Inc.	2,105	103,229
Keystone Automotive Industries, Inc. (a)	873	25,151
Kimball International, Inc.	1,241	15,004
Kirby Corp. (a)	1,212	59,909
Knight Transportation, Inc.	2,112	51,448
Knoll, Inc.	610	11,194
Kulicke & Soffa Industries, Inc. (a)	2,874	20,837
Levitt Corp.	910	20,875
Lincoln Electric Holdings, Inc.	2,035	80,179
Lindsay Manufacturing Co.	654	14,395
Littelfuse, Inc. (a)	1,242	34,937
LTX Corp. (a)	3,440	14,517
M/I Homes, Inc.	693	37,602
MAIR Holdings, Inc. (a)	680	3,964
Manitowoc Co.	1,675	84,169
Marine Products Corp.	728	8,030
Maritrans, Inc.	470	15,040
Marten Transport Ltd. (a)	547	13,839
MasTec, Inc. (a)	1,506	16,415
Mattson Technology, Inc. (a)	2,363	17,746
Measurement Specialties, Inc. (a)	658	13,950
Mesa Air Group, Inc. (a)	1,666	13,745
Metrologic Instruments, Inc. (a)	658	11,969
Middleby Corp. (a)	283	20,518
Mine Safety Appliances Co.	1,606	62,152
MKS Instruments, Inc. (a)	1,813	31,238
Modine Manufacturing Co.	1,930	70,792
Monaco Coach Corp.	1,443	21,270
Moog, Inc. (a)	1,893	55,881
MTC Technologies, Inc. (a)	558	17,845
MTS Systems Corp.	1,096	41,396
NACCO Industries, Inc.	285	32,618
Noble International Ltd.	411	9,930
Nordson Corp.	1,546	58,794
Odyssey Marine Exploration, Inc. (a)	1,980	7,306
Offshore Logistics, Inc. (a)	1,295	47,915
Old Dominion Freight Line (a)	1,040	34,830
Orbital Sciences Corp. (a)	3,082	38,525
Orleans Homebuilders, Inc.	227	5,593
Pacer International, Inc.	2,063	54,381
Palm Harbor Homes, Inc. (a)	536	10,414
PAM Transportation Services (a)	343	5,543
Paxar Corp. (a)	1,955	32,942
Photon Dynamics, Inc. (a)	939	17,982
Photronics, Inc. (a)	1,828	35,463
Pinnacle Airlines Corp. (a)	1,083	7,040
Polycom, Inc. (a)	5,440	87,965
Powell Industries, Inc. (a)	375	8,209
Power-One, Inc. (a)	4,145	22,963
Powerwave Technologies, Inc. (a)	5,534	71,887
Preformed Line Prods Co.	140	6,608
Presstek, Inc. (a)	1,622	21,054
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,510	10,291
R & B, Inc. (a)	550	5,638
RailAmerica, Inc. (a)	2,096	24,942
Regal-Beloit Corp.	1,367	44,345
Republic Airways Holdings, Inc. (a)	681	9,745
Robbins & Myers, Inc.	648	14,567
Rofin-Sinar Technologies, Inc. (a)	839	31,874
Rudolph Technologies, Inc. (a)	721	9,712
Sauer-Danfoss, Inc.	565	11,300
SBA Communications Corp. (a)	4,086	63,129
SCS Transportation, Inc. (a)	846	13,291
Semitool, Inc. (a)	920	7,314
Skyline Corp.	376	15,281
Skywest, Inc.	3,202	85,878
Sonic Solutions, Inc. (a)	1,351	29,047
Spatialight, Inc. (a)	1,606	7,050
Spectralink Corp.	1,064	13,566
Standard Motor Products, Inc.	826	6,699
Standex International Corp.	687	18,089
Stewart & Stevenson Services	1,610	38,399
Strattec Security Corp. (a)	210	10,889
Sun Hydraulics Corp.	375	9,113
Superior Industries International	1,236	26,599
Symmetricom, Inc. (a)	2,554	19,768
Taser International, Inc. (a)	3,416	21,077
TBC Corp. (a)	1,253	43,216
Technical Olympic USA, Inc.	830	21,713
Technitrol, Inc.	2,247	34,424
Tecumseh Products Co.	919	19,777
Teledyne Technologies, Inc. (a)	1,845	63,597
Tennant Co.	437	17,908
Tenneco Automotive, Inc. (a)	2,428	42,514
Terayon Corp. (a)	4,228	16,489
Thor Industries, Inc.	1,920	65,280
Titan International, Inc.	720	9,886
Triumph Group, Inc. (a)	888	33,007
U S Airways Group, Inc. (a)	814	17,102
Ultratech, Inc. (a)	1,327	20,688
United Industrial Corp.	574	20,521
Universal Truckload Services, Inc. (a)	310	5,760
US Xpress Enterprises, Inc. (a)	560	6,530
USA Truck, Inc. (a)	290	7,337
Varian Semiconductor Equipment Associates, Inc. (a)	2,036	86,265
Veeco Instruments, Inc. (a)	1,469	23,563
Vicor Corp.	1,068	16,180
Viisage Technology, Inc. (a)	1,794	7,445
Visteon Corp.	7,130	69,731
Wabash National Corp.	1,725	33,914
Watts Water Technologies, Inc.	1,392	40,159
Werner Enterprises, Inc.	2,834	49,000
Westinghouse Air Brake Technologies Corp.	2,604	71,037
William Lyon Homes, Inc. (a)	139	21,573
Winnebago Industries, Inc.	1,856	53,768
Woodward Governor Co.	547	46,522
World Air Holdings, Inc. (a)	1,310	13,886
X-Rite, Inc.	1,173	14,545
		7,231,385
Consumer Cyclicals - 16.48%
1-800 Contacts, Inc. (a)	470	8,813
1-800-FLOWERS.COM, Inc. (a)	1,407	9,863
4Kids Entertainment, Inc. (a)	742	12,903
99 Cents Only Stores (a)	2,357	21,802
Aaron Rents, Inc.	2,160	45,684
ABM Industries, Inc.	2,191	45,595
AC Moore Arts & Crafts, Inc. (a)	807	15,478
Administaff, Inc.	1,090	43,317
The Advisory Board Co. (a)	1,064	55,371
ADVO, Inc.	1,734	54,257
Aeropostale, Inc. (a)	3,065	65,131
AFC Enterprises	1,100	12,694
Alderwoods Group, Inc. (a)	2,229	36,511
Alliance Gaming Corp. (a)	2,836	30,771
Alloy, Inc. (a)	1,879	9,094
Ambassadors Group, Inc.	936	20,873
Amerco, Inc.	566	32,936
American Woodmark Corp.	630	21,168
America's Car Mart, Inc. (a)	499	8,952
Ameristar Casinos, Inc.	682	14,213
AMN Healthcare Services, Inc. (a)	639	9,885
Angelica Corp.	506	9,032
aQuantive, Inc. (a)	3,139	63,188
Arbitron, Inc.	1,745	69,521
Argosy Gaming Co. (a)	1,641	77,111
Asbury Automotive Group, Inc. (a)	725	12,347
Atari, Inc. (a)	2,701	3,889
Autobytel, Inc. (a)	2,319	11,618
Aztar Corp. (a)	1,934	59,587
Banta Corp.	1,380	70,228
Bassett Furniture Industries, Inc.	578	10,762
Beasley Broadcasting Group, Inc. (a)	411	5,775
Big 5 Sporting Goods Corp.	1,131	26,986
Big Lots, Inc. (a)	6,310	69,347
BJ's Restaurants, Inc. (a)	801	16,364
Blair Corp.	137	5,054
Blockbuster, Inc.	10,570	50,207
Blue Nile, Inc. (a)	826	26,135
Blyth, Inc.	1,475	32,878
Bob Evans Farms, Inc.	1,959	44,489
The Bombay Co. Inc. (a)	2,006	8,846
The Bon-Ton Stores Inc.	360	6,991
Bowne & Co, Inc.	1,897	27,108
Bright Horizons Family Solutions, Inc. (a)	1,498	57,523
Brightpoint, Inc. (a)	1,512	28,940
Brookstone, Inc. (a)	1,127	22,472
Brown Shoe Co, Inc.	1,015	33,495
The Buckle Inc.	426	14,471
Buffalo Wild Wings, Inc. (a)	387	10,255
Build A Bear Workshop (a)	530	11,819
Burlington Coat Factory Warehouse Corp.	926	35,225
Cabela's, Inc. (a)	1,710	31,413
Cache, Inc. (a)	683	10,402
California Pizza Kitchen, Inc. (a)	1,069	31,258
Callaway Golf Co.	4,242	64,012
Carmike Cinemas, Inc.	680	15,599
Carter's, Inc. (a)	1,024	58,163
Casella Waste Systems, Inc. (a)	1,076	14,128
Casual Male Retail Group, Inc. (a)	1,448	9,962
Catalina Marketing Corp.	2,903	66,014
The Cato Corp.	1,692	33,722
CDI Corp.	693	20,471
CEC Entertainment, Inc. (a)	1,951	61,964
Central European Distribution Corp. (a)	760	32,368
Central Garden and Pet Co. (a)	1,070	48,417
Central Parking Corp.	1,116	16,684
Cenveo, Inc. (a)	2,730	28,310
Charles & Colvard Ltd.	682	17,023
Charlotte Russe Holding, Inc. (a)	826	11,002
Charming Shoppes (a)	6,608	70,507
Charter Communications, Inc. (a)	15,314	22,971
Chemed Corp.	1,406	60,936
Cherokee, Inc.	394	13,782
Childrens Place (a)	1,164	41,485
Christopher & Banks Corp.	1,982	27,490
Churchill Downs, Inc.	429	15,152
Citadel Broadcasting Corp. (a)	2,440	33,501
Citi Trends, Inc. (a)	220	4,803
CKE Restaurants, Inc.	3,282	43,257
Clark, Inc.	902	15,181
CMGI, Inc. (a)	26,679	44,554
CNET Networks, Inc. (a)	7,179	97,419
CNS, Inc.	790	20,595
Cogent, Inc. (a)	1,250	29,687
Coinstar, Inc. (a)	1,413	26,155
Coldwater Creek, Inc. (a)	1,974	49,784
Conn's, Inc. (a)	262	7,263
Consolidated Graphics, Inc. (a)	629	27,078
Corinthian Colleges, Inc. (a)	5,050	67,013
Corrections Corp. of America (a)	2,175	86,347
Cost Plus, Inc. (a)	1,221	22,161
CoStar Group, Inc. (a)	908	42,422
Courier Corp.	555	20,757
Cox Radio, Inc. (a)	2,130	32,376
CRA International Inc. (a)	561	23,388
Cross Country Healthcare, Inc. (a)	1,789	33,204
Crown Media Holdings, Inc. (a)	809	8,859
CSK Auto Corp. (a)	2,499	37,185
CSS Industries, Inc.	323	10,504
Cumulus Media, Inc. (a)	3,162	39,493
Dave & Buster's, Inc. (a)	780	10,413
DEB Shops, Inc.	242	5,261
Deckers Outdoor Corp. (a)	568	13,666
Dennys Corp. (a)	5,040	20,916
Design Within Reach, Inc. (a)	660	5,960
DeVry, Inc. (a)	3,230	61,532
DiamondCluster International, Inc. (a)	1,625	12,318
Digital Theater Systems, Inc. (DTS) (a)	958	16,133
Dollar Thrifty Automotive Group (a)	1,398	47,071
Dominos Pizza, Inc.	1,770	41,276
Dover Downs Gaming & Entertainment, Inc.	530	7,208
Dover Motorsports, Inc.	643	4,398
Dress Barn, Inc. (a)	1,191	27,107
Drugstore.Com (a)	3,812	14,104
Earthlink, Inc. (a)	7,043	75,360
Educate, Inc. (a)	1,020	15,300
Electronics Boutique Holdings Corp. (a)	647	40,657
Elizabeth Arden, Inc. (a)	1,411	30,449
Emmis Communications Corp. (a)	1,769	39,077
Entercom Communications Corp. (a)	2,000	63,180
Entravision Communications Corp. (a)	4,248	33,432
Escala Group, Inc. (a)	333	5,544
Escalade, Inc.	440	5,830
Ethan Allen Interiors, Inc.	1,941	60,850
Exponent, Inc. (a)	444	13,937
Finish Line	2,330	33,995
First Advantage Corp. (a)	191	5,615
Fisher Communications, Inc. (a)	370	17,227
Forrester Research, Inc. (a)	723	15,053
Fossil, Inc. (a)	2,690	48,931
Fred's, Inc.	2,213	27,685
FTD Group, Inc. (a)	740	7,659
FTI Consulting, Inc. (a)	2,393	60,447
Furniture Brands International, Inc.	2,720	49,042
G&K Services, Inc.	1,081	42,581
Gamestop Corp - Cl B (a)	2,510	71,259
Gaylord Entertainment Co. (a)	2,232	106,355
Gemstar-TV Guide International, Inc. (a)	13,680	40,493
Genesco, Inc. (a)	1,248	46,476
The Geo Group Inc. (a)	533	14,125
Gevity HR, Inc.	1,537	41,868
Global Imaging Systems, Inc. (a)	1,305	44,435
Goody's Family Clothing, Inc.	1,053	7,971
Gray Television, Inc.	2,413	25,554
Great Wolf Resorts, Inc. (a)	1,420	14,683
Greenfield Online, Inc. (a)	920	5,005
Group 1 Automotive, Inc. (a)	1,167	32,209
GSI Commerce, Inc. (a)	1,720	34,228
Guess ?, Inc. (a)	898	19,244
Guitar Center, Inc. (a)	1,441	79,558
Gymboree Corp. (a)	1,735	23,665
Handleman Co.	1,216	15,358
Harris Interactive, Inc. (a)	2,838	12,118
Hartmarx Corp. (a)	1,444	9,458
Haverty Furniture Cos., Inc.	1,079	13,196
Heidrick & Struggles International, Inc. (a)	1,084	35,100
Hibbett Sporting Goods, Inc. (a)	1,893	42,119
Hollinger International, Inc.	3,267	32,017
Hooker Furniture Corp.	578	9,606
HOT Topic, Inc. (a)	2,479	38,077
Hudson Highland Group, Inc. (a)	1,150	28,716
Ihop Corp.	1,118	45,547
IKON Office Solutions, Inc.	6,410	63,972
Infospace, Inc. (a)	1,846	44,064
infoUSA, Inc.	1,810	19,222
Insight Communications Co, Inc. (a)	2,785	32,390
Insight Enterprises, Inc. (a)	2,686	49,960
Inter Parfums, Inc.	244	4,804
Intermix Media, Inc. (a)	1,490	17,820
iPass, Inc. (a)	2,987	16,070
Isle of Capri Casinos, Inc. (a)	784	16,762
iVillage, Inc. (a)	2,629	19,087
The J Jill Group Inc. (a)	1,117	17,671
Jack in the Box, Inc. (a)	2,026	60,598
Jackson Hewitt Tax Service, Inc.	2,090	49,972
Jakks Pacific, Inc. (a)	1,393	22,608
Jamdat Mobile, Inc. (a)	660	13,860
Jarden Corp. (a)	2,945	120,951
Jo-Ann Stores, Inc. (a)	1,275	22,058
Jorgensen Earle M Co. (a)	1,010	9,625
JOS A Bank Clothiers, Inc. (a)	753	32,545
Journal Communications, Inc.	1,554	23,155
Journal Register Co.	2,310	37,376
K2, Inc. (a)	2,636	30,050
Kellwood Co.	1,538	39,757
Kelly Services, Inc.	1,019	31,243
Kenneth Cole Productions, Inc.	505	13,781
Kforce, Inc. (a)	1,793	18,468
Korn/Ferry International (a)	1,893	31,026
Krispy Kreme Doughnuts, Inc. (a)	3,076	19,256
K-Swiss, Inc.	1,381	40,836
Labor Ready, Inc. (a)	2,371	60,816
Landry's Restaurants, Inc.	914	26,780
Lawson Products	256	9,400
La-Z-Boy, Inc.	2,896	38,198
Leapfrog Enterprises, Inc. (a)	1,794	26,497
Learning Tree International, Inc. (a)	500	6,600
LECG Corp. (a)	821	18,883
Libbey, Inc.	773	11,750
Liberty Corp.	860	40,325
Life Time Fitness, Inc. (a)	1,300	43,082
Lifeline Systems, Inc. (a)	678	22,666
Lifetime Brands, Inc.	403	10,817
Lin TV Corp. (a)	1,512	21,092
Linens 'N Things, Inc. (a)	2,495	66,617
Lithia Motors, Inc.	855	24,778
LKQ Corp. (a)	782	23,616
Lodgenet Entertainment Corp. (a)	903	13,301
Lodgian, Inc. (a)	1,360	13,940
LoJack Corp. (a)	940	19,872
Lone Star Steakhouse & Saloon	989	25,714
Luby's, Inc. (a)	1,260	16,456
Magna Entertainment Corp. (a)	2,088	13,906
Majesco Entertainment Co. (a)	900	1,197
Mannatech, Inc.	881	10,440
Marchex, Inc. (a)	1,104	18,282
Marcus Corp.	1,130	22,645
MarineMax, Inc. (a)	748	19,067
Martha Stewart Living Omnimedia (a)	1,248	31,225
Matthews International Corp.	1,781	67,304
MAXIMUS, Inc.	1,064	38,038
Maytag Corp.	4,430	80,892
McCormick & Schmick's Seafood Restaurants, Inc. (a)	420	8,870
Media General, Inc.	1,190	69,032
Midas, Inc. (a)	887	17,634
Midway Games, Inc. (a)	992	15,068
Mikohn Gaming Corp. (a)	1,270	16,878
Monarch Casino & Resort, Inc. (a)	510	8,665
Monro Muffler, Inc.	580	15,237
Movado Group, Inc.	1,014	18,982
Movie Gallery, Inc.	1,389	14,432
MPS Group, Inc. (a)	5,769	68,074
MTR Gaming Group, Inc. (a)	1,302	10,429
Multimedia Games, Inc. (a)	1,525	14,808
National Presto Industries, Inc.	265	11,345
Nautilus Group, Inc.	1,855	40,940
Navarre Corp. (a)	1,422	8,233
Navigant Consulting, Inc. (a)	2,727	52,249
NetFlix, Inc. (a)	2,030	52,760
Netratings, Inc. (a)	781	11,887
New York & Co, Inc. (a)	720	11,808
NIC, Inc. (a)	1,876	12,288
Nu Skin Enterprises, Inc.	3,124	59,512
Nutri/System Inc. (a)	1,230	30,775
Oakley, Inc.	1,350	23,409
O'Charleys, Inc. (a)	1,228	17,573
Outdoor Channel Holdings, Inc. (a)	320	4,723
Overstock.com, Inc. (a)	628	24,084
Oxford Industries, Inc.	773	34,878
Pacific Sunwear Of California (a)	4,190	89,834
The Pantry Inc. (a)	946	35,352
Papa John's International, Inc. (a)	607	30,423
Parlux Fragrances, Inc. (a)	350	10,199
Party City Corp. (a)	656	11,100
Payless Shoesource, Inc. (a)	3,723	64,780
Pegasus Solutions, Inc. (a)	1,144	10,273
PEP Boys-Manny, Moe & Jack	3,075	42,558
Perry Ellis International, Inc. (a)	533	11,587
Petco Animal Supplies, Inc. (a)	3,200	67,712
PF Chang's China Bistro, Inc. (a)	1,456	65,272
PHH Corp. (a)	2,920	80,183
Phillips-Van Heusen	1,476	45,786
Pier 1 Imports, Inc.	4,780	53,871
Pinnacle Entertainment, Inc. (a)	2,245	41,151
Playboy Enterprises, Inc. (a)	1,140	16,074
Playtex Products, Inc. (a)	2,256	24,816
Pre-Paid Legal Services, Inc.	546	21,130
Prestige Brands Holdings, Inc. (a)	1,550	19,096
Priceline.com, Inc. (a)	1,386	26,778
Primedia, Inc. (a)	8,281	33,869
ProQuest Co. (a)	1,409	51,006
Providence Service Corp. (a)	520	15,907
Radio One, Inc. (a)	4,650	61,148
Rare Hospitality International, Inc. (a)	1,905	48,959
RC2 Corp. (a)	992	33,490
The Reader's Digest Association Inc.	5,520	88,154
Red Robin Gourmet Burgers, Inc. (a)	785	35,984
Regent Communications, Inc. (a)	2,130	11,204
Regis Corp.	2,500	94,550
Renaissance Learning, Inc.	417	7,423
Rent-Way, Inc. (a)	1,459	10,023
Resources Connection, Inc. (a)	2,646	78,401
Restoration Hardware, Inc. (a)	1,473	9,309
Retail Ventures, Inc. (a)	921	10,113
Revlon, Inc. (a)	8,031	25,860
Riviera Holdings Corp. (a)	470	10,425
Rollins, Inc.	1,600	31,232
Ruby Tuesday, Inc.	3,580	77,901
Rush Enterprises, Inc. - Class A (a)	1,150	17,572
Russ Berrie & Co, Inc.	658	9,291
Russell Corp.	1,823	25,595
Ryan's Restaurant Group, Inc. (a)	2,326	27,144
Saga Communications, Inc. (a)	943	12,542
Salem Communications Corp. (a)	661	12,189
Schawk, Inc.	694	13,873
Scholastic Corp. (a)	1,826	67,489
School Specialty, Inc. (a)	1,262	61,560
Select Comfort Corp. (a)	2,001	39,980
Sharper Image Corp. (a)	652	8,215
Shoe Carnival, Inc. (a)	415	6,603
ShopKo Stores, Inc. (a)	1,653	42,185
Shuffle Master, Inc. (a)	1,986	52,490
Sinclair Broadcast Group, Inc.	2,448	21,714
Sirva, Inc. (a)	1,300	9,698
Six Flags, Inc. (a)	5,169	37,165
Skechers U.S.A., Inc. (a)	1,246	20,397
Sohu.com, Inc. (a)	1,373	23,519
Sonic Automotive, Inc.	1,626	36,130
Source Interlink Companies, Inc. (a)	1,837	20,317
Sourcecorp (a)	871	18,674
Spanish Broadcasting System (a)	2,140	15,365
Speedway Motorsports, Inc.	853	30,989
Spherion Corp. (a)	3,393	25,787
The Sports Authority Inc. (a)	1,433	42,188
Stage Stores, Inc.	1,528	41,057
Stamps.com, Inc. (a)	897	15,437
Stanley Furniture Co, Inc.	724	18,962
Startek, Inc.	618	8,158
The Steak n Shake Co. (a)	1,549	28,114
Stein Mart, Inc.	1,432	29,070
Steinway Musical Instruments (a)	391	10,303
Steven Madden Ltd. (a)	726	16,640
Stewart Enterprises, Inc.	5,918	39,236
Strayer Education, Inc.	817	77,223
Stride Rite Corp.	2,010	25,768
Sturm Ruger & Co, Inc.	1,176	10,819
Syms Corp.	360	4,820
Systemax, Inc. (a)	533	3,752
The Talbots, Inc.	1,270	37,998
TeleTech Holdings, Inc. (a)	1,985	19,890
Tetra Tech, Inc. (a)	2,929	49,266
Texas Roadhouse, Inc. (a)	2,340	34,866
Thomas Nelson, Inc.	634	11,894
THQ, Inc. (a)	3,267	69,652
Tivo, Inc. (a)	3,163	17,365
Too, Inc. (a)	1,898	52,062
The Topps Co Inc.	1,971	16,182
Tractor Supply Co. (a)	1,824	83,266
Trans World Entertainment (a)	1,073	8,466
Travelzoo, Inc. (a)	191	4,238
Triarc Companies	2,124	32,433
TRM Corp. (a)	600	9,114
Tuesday Morning Corp.	1,434	37,098
Tupperware Corp.	2,954	67,292
Unifirst Corp.	512	17,956
United Auto Group, Inc.	1,490	49,230
United Natural Foods, Inc. (a)	2,268	80,196
United Online, Inc.	3,410	47,229
United Stationers, Inc. (a)	1,848	88,445
Universal Electronics, Inc. (a)	754	13,037
Universal Technical Institute, Inc. (a)	1,188	42,305
USANA Health Sciences, Inc. (a)	569	27,141
Vail Resorts, Inc. (a)	1,705	49,019
Valassis Communications, Inc. (a)	2,771	108,014
Valueclick, Inc. (a)	4,609	78,768
Valuevision Media, Inc. (a)	1,518	17,229
Ventiv Health, Inc. (a)	1,484	38,896
Vertrue, Inc. (a)	427	15,521
Viad Corp.	1,240	33,914
Volt Information Sciences, Inc. (a)	443	9,002
W Holding Co, Inc.	6,070	58,029
The Warnaco Group Inc. (a)	2,567	56,243
Waste Connections, Inc. (a)	2,599	91,173
Waste Industries USA, Inc.	330	4,389
Waste Services, Inc. (a)	3,540	13,098
Water Pik Technologies, Inc. (a)	678	13,763
Watson Wyatt & Co. Holdings	1,812	48,833
Websidestory, Inc. (a)	500	8,860
WESCO International, Inc. (a)	1,776	60,153
West Marine, Inc. (a)	761	11,248
Wet Seal, Inc. (a)	2,380	10,710
Weyco Group, Inc.	324	6,318
Wilsons The Leather Experts (a)	1,050	6,405
Wireless Facilities, Inc. (a)	3,124	18,119
WMS Industries, Inc. (a)	1,184	33,306
Wolverine World Wide, Inc.	3,229	67,970
World Fuel Services Corp.	1,272	41,276
World Wrestling Entertainment, Inc.	1,137	14,781
WPT Enterprises, Inc. (a)	320	2,822
Yankee Candle, Inc.	2,516	61,642
Zale Corp. (a)	2,810	76,376
Zumiez, Inc. (a)	170	5,547
		11,957,613
Consumer Staples - 1.71%
Alliance One International, Inc.	4,807	17,017
American Italian Pasta Co.	1,028	10,958
Arden Group, Inc.	73	5,494
Boston Beer Co, Inc. (a)	541	13,525
Casey's General Stores, Inc.	2,791	64,751
Chiquita Brands International, Inc.	2,307	64,481
Coca-Cola Bottling Co. Consolidated	257	12,578
Farmer Bros Co.	371	7,490
Flowers Foods, Inc.	2,782	75,893
Great Atlantic & Pacific Tea Co. (a)	973	27,594
Green Mountain Coffee Roasters, Inc. (a)	250	8,695
Hain Celestial Group, Inc. (a)	1,622	31,467
Hansen Natural Corp. (a)	848	39,924
Ingles Markets, Inc.	623	9,843
J&J Snack Foods Corp.	346	19,999
John B. Sanfilippo & Son (a)	439	7,682
Lance, Inc.	1,660	28,984
Longs Drug Stores Corp.	1,708	73,256
M&F Worldwide Corp. (a)	601	9,346
Maui Land & Pineapple Co, Inc. (a)	188	5,646
Nash Finch Co.	712	30,039
National Beverage Corp. (a)	416	3,228
Nature's Sunshine Products, Inc.	621	14,432
NBTY, Inc. (a)	3,090	72,615
Pathmark Stores, Inc. (a)	1,670	18,821
Peet's Coffee & Tea, Inc. (a)	753	23,057
Performance Food Group Co. (a)	2,611	82,403
Provide Commerce, Inc. (a)	448	10,873
Ralcorp Holdings, Inc.	1,646	69,000
Ruddick Corp.	1,895	43,680
Sanderson Farms, Inc.	998	37,086
Schweitzer-Mauduit International, Inc.	844	18,838
Seaboard Corp.	18	24,714
Sensient Technologies Corp.	2,613	49,516
Smart & Final, Inc. (a)	742	9,601
Spartan Stores, Inc. (a)	1,150	11,845
Star Scientific, Inc. (a)	2,009	6,750
Tiens Biotech Group USA, Inc. (a)	230	867
Tootsie Roll Industries, Inc.	1,390	44,133
Universal Corp.	1,423	55,255
Vector Group Ltd.	1,455	29,121
Weis Markets, Inc.	796	31,848
Wild Oats Markets, Inc. (a)	1,584	20,370
		1,242,715
Energy - 5.84%
Alpha Natural Resources, Inc. (a)	1,640	49,266
Atlas America, Inc. (a)	665	32,485
ATP Oil & Gas Corp. (a)	1,010	33,168
Atwood Oceanics, Inc. (a)	737	62,063
Barrett Bill Corp. (a)	730	26,879
Berry Petroleum Co. - Class A	955	63,689
Bois D'Arc Energy, Inc. (a)	750	12,907
Brigham Exploration Co. (a)	1,419	18,234
Cabot Oil & Gas Corp.	2,727	137,741
Cal Dive International, Inc. (a)	2,156	136,712
Callon Petroleum Co. (a)	697	14,588
Calpine Corp. (a)	29,808	77,203
CARBO Ceramics, Inc.	1,084	71,533
Carrizo Oil & Gas, Inc. (a)	1,040	30,472
Cheniere Energy, Inc. (a)	2,662	110,100
Cimarex Energy Co. (a)	4,517	204,756
Clayton Williams Energy, Inc. (a)	311	13,435
Comstock Resources, Inc. (a)	2,271	74,512
Crosstex Energy, Inc.	344	22,002
Delta Petroleum Corp. (a)	1,699	35,339
Dril-Quip, Inc. (a)	390	18,720
Edge Petroleum Corp. (a)	956	25,229
Encore Acquisition Co. (a)	2,745	106,643
Endeavour International Corp. (a)	3,120	15,600
Energy Partners Ltd. (a)	1,861	58,100
Evergreen Solar, Inc. (a)	2,190	20,433
Foundation Coal Holdings, Inc.	1,320	50,754
Frontier Oil Corp.	3,032	134,469
FuelCell Energy, Inc. (a)	2,675	29,345
FX Energy, Inc. (a)	1,926	23,054
Gasco Energy, Inc. (a)	3,570	23,740
Giant Industries, Inc. (a)	745	43,612
Global Industries Ltd. (a)	4,612	67,981
Global Power Equipment Group Inc. (a)	1,986	14,160
Goodrich Petroleum Corp. (a)	570	13,378
Grey Wolf, Inc. (a)	10,600	89,358
Gulf Island Fabrication, Inc.	518	14,893
Hanover Compressor Co. (a)	4,342	60,180
Harvest Natural Resources, Inc. (a)	2,087	22,394
Holly Corp.	1,222	78,184
Hornbeck Offshore Services, Inc. (a)	797	29,194
The Houston Exploration Co. (a)	1,589	106,860
Hydril (a)	1,052	72,209
Input/Output, Inc. (a)	3,872	30,899
James River Coal Co. (a)	730	36,843
KCS Energy, Inc. (a)	2,763	76,065
KFX, Inc. (a)	3,253	55,691
Lufkin Industries, Inc.	786	34,230
Markwest Hydrocarbon, Inc.	310	7,750
McMoRan Exploration Co. (a)	1,151	22,375
Meridian Resource Corp. (a)	4,856	20,250
Newpark Resources (a)	4,687	39,465
Oceaneering International, Inc. (a)	1,443	77,071
Oil States International, Inc. (a)	2,267	82,315
Pacific Ethanol, Inc. (a)	170	1,754
Parallel Petroleum Corp. (a)	1,730	24,220
Parker Drilling Co. (a)	5,304	49,168
Penn Virginia Corp.	1,032	59,557
Petrohawk Energy Corp. (a)	1,320	19,021
Petroleum Development Corp. (a)	918	35,196
Petroquest Energy, Inc. (a)	2,260	23,594
Pioneer Drilling Co. (a)	1,100	21,472
Plug Power, Inc. (a)	2,439	16,585
Remington Oil & Gas Corp. (a)	1,298	53,867
Resource America, Inc.	886	15,709
RPC, Inc.	817	21,046
SEACOR Holdings, Inc. (a)	998	72,435
Spinnaker Exploration Co. (a)	1,390	89,919
St Mary Land & Exploration Co.	3,172	116,095
Stone Energy Corp. (a)	1,333	81,366
Superior Energy Services (a)	4,322	99,795
Swift Energy Co. (a)	1,577	72,148
Syntroleum Corp. (a)	2,176	31,683
Tetra Technologies, Inc. (a)	1,882	58,756
Tipperary Corp. (a)	1,000	7,370
Todco	2,630	109,697
Toreador Resources Corp. (a)	790	27,966
Transmontaigne, Inc. (a)	2,034	16,252
Tri-Valley Corp. (a)	1,240	12,338
Universal Compression Holdings, Inc. (a)	988	39,293
Veritas DGC, Inc. (a)	1,886	69,065
W & T Offshore, Inc.	700	22,701
Warren Resources, Inc. (a)	1,030	17,253
W-H Energy Services, Inc. (a)	1,557	50,478
Whiting Petroleum Corp. (a)	1,658	72,687
		4,237,014
Financial - 21.07%
1st Source Corp.	655	15,163
21st Century Insurance Group	1,786	28,487
Aames Investment Corp.	2,310	14,507
ABC Bancorp	662	12,704
Acadia Realty Trust	1,540	27,705
Accredited Home Lenders Holding Co. (a)	974	34,246
ACE Cash Express, Inc. (a)	631	12,311
Advance America Cash Advance Centers Inc.	3,780	50,085
Advanta Corp.	1,056	29,811
Advent Software, Inc. (a)	1,193	32,139
Affirmative Insurance Holdings, Inc.	540	7,862
Affordable Residential Communities	1,440	14,558
Agree Realty Corp.	430	12,147
Alabama National Bancorporation	754	48,211
Alexander's, Inc. (a)	110	29,700
Alexandria Real Estate Equities, Inc.	1,172	96,913
Alfa Corp.	1,804	30,091
Amcore Financial, Inc.	1,180	36,828
Amegy Bancorporation, Inc.	3,894	88,121
American Campus Communities, Inc.	700	16,814
American Equity Investment Life Holding Co.	1,820	20,657
American Home Mortgage Investment Corp.	1,963	59,479
American Physicians Capital, Inc. (a)	414	20,340
AmericanWest Bancorp (a)	573	13,248
Ames National Corp.	480	13,248
AMLI Residential Properties Trust	1,421	45,571
Anchor Bancorp Wisconsin, Inc.	1,258	37,086
Anthracite Capital, Inc.	2,961	34,288
Anworth Mortgage Asset Corp.	2,621	21,676
Apollo Investment Corp.	3,456	68,429
Arbor Realty Trust, Inc.	716	20,120
Archipelago Holdings, Inc. (a)	1,640	65,354
Ares Capital Corp.	1,288	20,969
Argonaut Group, Inc. (a)	1,552	41,920
Arrow Financial Corp.	579	15,699
Ashford Hospitality Trust, Inc.	1,926	20,724
Asset Acceptance Capital Corp. (a)	500	14,985
Asta Funding, Inc.	575	17,457
Baldwin & Lyons, Inc.	418	10,463
Banc Corp. (a)	740	7,992
Bancfirst Corp.	217	18,445
The Bancorp, Inc. (a)	502	8,027
Bancorpsouth, Inc.	4,342	99,215
BancTrust Financial Group, Inc.	516	9,948
Bank Mutual Corp.	3,185	34,143
Bank of Granite Corp.	737	14,032
Bank of the Ozarks, Inc.	626	21,491
BankAtlantic Bancorp, Inc.	2,432	41,320
Bankrate, Inc. (a)	530	14,538
Bankunited Financial Corp.	1,439	32,910
Banner Corp.	578	15,398
Bedford Property Investors	816	19,453
Berkshire Hills Bancorp, Inc.	288	9,792
Beverly Hills Bancorp, Inc.	770	7,900
BFC Financial Corp. (a)	1,101	7,685
Bimini Mortgage Management, Inc.	1,170	13,221
BioMed Realty Trust, Inc.	1,750	43,400
BKF Capital Group, Inc.	380	11,753
Boston Private Financial Holdings, Inc.	1,556	41,296
Boykin Lodging Co. (a)	970	12,047
Brandywine Realty Trust	3,107	96,597
Bristol West Holdings, Inc.	960	17,520
Brookline Bancorp, Inc.	3,422	54,136
Calamos Asset Management, Inc.	1,280	31,590
Camden National Corp.	424	15,972
Capital Automotive REIT	2,165	83,807
Capital City Bank Group, Inc.	641	24,172
Capital Corp Of The West	513	15,672
Capital Crossing Bank (a)	330	11,464
Capital Lease Funding, Inc.	1,342	13,890
Capital Southwest Corp.	153	13,031
Capital Trust Inc/NY	661	21,258
Capitol Bancorp Ltd	691	22,388
Cardinal Financial Corp. (a)	1,280	12,352
Cascade Bancorp	939	19,616
Cash America International, Inc.	1,610	33,407
Cathay General Bancorp	2,524	89,501
CBIZ, Inc. (a)	3,380	17,238
CCC Information Services Group (a)	462	12,072
Cedar Shopping Centers, Inc.	1,119	16,192
Center Financial Corp.	623	14,640
Central Coast Bancorp (a)	645	13,745
Central Pacific Financial Corp.	1,681	59,138
Ceres Group, Inc. (a)	1,925	10,838
Charter Financial Corp/GA	217	7,398
CharterMac	2,242	45,961
Chemical Financial Corp.	1,402	45,565
Chittenden Corp.	2,582	68,449
Citizens & Northern Corp.	460	12,282
Citizens Banking Corp.	2,393	67,961
Citizens, Inc. (a)	1,758	11,286
City Bank/Lynnwood WA	433	14,822
City Holding Co.	923	33,006
Clifton Savings Bancorp, Inc.	758	7,807
CNA Surety Corp. (a)	873	12,414
Coastal Financial Corp.	805	12,091
CoBiz, Inc.	813	15,130
Cohen & Steers, Inc.	460	9,200
Collegiate Funding Services (a)	820	12,144
Colonial Properties Trust	2,190	97,411
Colony Bankcorp, Inc.	300	8,118
Columbia Bancorp	303	12,178
Columbia Banking System, Inc.	873	22,899
Commercial Bankshares, Inc.	260	9,773
Commercial Capital Bancorp, Inc.	2,457	41,769
Commercial Federal Corp.	2,128	72,650
Commercial Net Lease Realty	2,897	57,940
Community Bancorp/NV (a)	270	8,907
Community Bank System, Inc.	1,686	38,104
Community Banks, Inc.	1,200	33,732
Community Trust Bancorp, Inc.	821	26,420
CompuCredit Corp. (a)	1,155	51,305
Corporate Office Properties Trust	1,614	56,409
Correctional Properties Trust	613	18,028
Corus Bankshares, Inc.	1,043	57,188
Cousins Properties, Inc.	2,186	66,061
Covanta Holding Corp. (a)	5,983	80,352
Crawford & Co.	1,292	10,116
Criimi MAE, Inc. (a)	870	14,973
CVB Financial Corp.	2,620	48,732
Cybersource Corp. (a)	1,487	9,784
Delphi Financial Group	1,550	72,540
Delta Financial Corp.	600	4,380
Diamondrock Hospitality Co.	1,370	16,097
Digital Insight Corp. (a)	1,942	50,609
Digital Realty Trust, Inc.	490	8,820
Dime Community Bancshares	1,485	21,859
Direct General Corp.	887	17,501
Donegal Group, Inc.	523	11,349
Doral Financial Corp.	4,780	62,475
Eastgroup Properties	1,224	53,550
ECC Capital Corp.	3,170	10,334
Education Realty Trust, Inc.	1,220	20,374
eFunds Corp. (a)	2,519	47,433
Electro Rent Corp. (a)	1,001	12,593
E-Loan, Inc. (a)	3,050	12,779
EMC INS Group, Inc.	346	6,245
Encore Capital Group, Inc. (a)	813	14,504
Enstar Group, Inc. (a)	176	11,421
Enterprise Financial Services Corp.	430	9,125
Entertainment Properties Trust	1,419	63,330
Equity Inns, Inc.	2,983	40,270
Equity Lifestyle Properties, Inc.	1,053	47,385
Equity One, Inc.	2,054	47,755
eSpeed, Inc. - Class A (a)	1,158	8,778
Eurobancshares, Inc. (a)	510	7,604
Euronet Worldwide, Inc. (a)	1,725	51,043
Extra Space Storage, Inc.	1,730	26,607
Factset Research Systems, Inc.	1,909	67,273
Farmers Capital Bank Corp.	336	10,409
FBL Financial Group, Inc.	720	21,564
Federal Agricultural Mortgage Corp.	610	14,847
FelCor Lodging Trust, Inc. (a)	2,776	42,056
Fidelity Bankshares, Inc.	1,242	37,943
Fieldstone Investment Corp.	2,710	31,599
Financial Federal Corp.	971	38,646
Financial Institutions, Inc.	500	9,205
First Bancorp Puerto Rico	3,792	64,161
First Bancorp/Troy NC	632	12,665
First Busey Corp.	781	15,206
First Cash Financial Services, Inc. (a)	713	18,766
First Charter Corp.	1,684	41,224
First Citizens BancShares Inc/Raleigh NC	337	57,509
First Commonwealth Financial Corp.	3,872	51,614
First Community Bancorp/CA	729	34,868
First Community Bancshares Inc/VA	564	16,548
First Defiance Financial Corp.	390	10,698
First Financial Bancorp	1,951	36,289
First Financial Bankshares, Inc.	1,022	35,596
First Financial Corp/IN	746	20,142
First Financial Holdings, Inc.	687	21,105
First Indiana Corp.	597	20,340
First Industrial Realty Trust, Inc.	2,383	95,439
First Merchants Corp.	1,028	26,553
First Midwest Bancorp Inc/IL	2,541	94,627
First Niagara Financial Group, Inc.	6,415	92,633
First Oak Brook Bancshares, Inc.	370	11,207
First Place Financial Corp/OH	839	18,601
First Potomac Realty Trust	910	23,387
First Regional Bancorp (a)	130	10,243
First Republic Bank/CA	1,198	42,206
First South Bancorp, Inc./NC	270	8,994
First State Bancorp.	858	18,181
FirstFed Financial Corp. (a)	916	49,290
Flagstar Bancorp, Inc.	1,922	30,944
Flushing Financial Corp.	1,073	17,565
FNB Corp/Christiansburg VA	409	11,321
FNB Corp/Hermitage PA	3,127	54,035
FPIC Insurance Group, Inc. (a)	569	20,478
Franklin Bank Corp/Houston TX (a)	1,125	18,169
Fremont General Corp.	3,610	78,806
Frontier Financial Corp.	1,369	39,701
Gables Residential Trust	1,628	71,062
Gamco Investors, Inc.	394	18,065
GATX Corp.	2,444	96,660
GB&T Bancshares, Inc.	705	14,967
Getty Realty Corp.	975	28,060
GFI Group, Inc. (a)	330	13,586
Glacier Bancorp, Inc.	1,736	53,590
Gladstone Capital Corp.	632	14,252
Glenborough Realty Trust, Inc.	1,794	34,445
Glimcher Realty Trust	1,984	48,548
GMH Communities Trust	1,680	24,646
Gold Banc Corp, Inc.	2,173	32,378
Government Properties Trust, Inc.	1,148	11,250
Gramercy Capital Corp.	760	18,210
Great American Financial Resources, Inc.	469	9,380
Great Southern Bancorp, Inc.	582	17,413
Greater Bay Bancorp	2,842	70,027
Greene County Bancshares, Inc.	360	9,317
Greenhill & Co, Inc.	662	27,599
Hancock Holding Co.	1,482	50,595
Hanmi Financial Corp.	2,216	39,777
Harbor Florida Bancshares, Inc.	1,156	41,928
Harleysville Group, Inc.	735	17,640
Harleysville National Corp.	1,529	33,562
Harris & Harris Group, Inc. (a)	959	10,645
HealthExtras, Inc. (a)	1,177	25,164
Heartland Financial USA, Inc.	590	11,464
Heritage Commerce Corp.	660	13,728
Heritage Property Investment Trust	1,528	53,480
Hersha Hospitality Trust	1,130	11,221
Highland Hospitality Corp.	2,236	22,941
Highwoods Properties, Inc.	2,991	88,264
Hilb Rogal & Hobbs Co.	1,778	66,355
Home Properties, Inc.	1,749	68,648
HomeBanc Corp.	3,140	24,241
Homestore, Inc. (a)	8,203	35,683
Horace Mann Educators Corp.	2,381	47,096
Horizon Financial Corp.	564	12,408
Hudson United Bancorp	2,490	105,402
Huron Consulting Group, Inc. (a)	370	9,923
Hypercom Corp. (a)	2,912	18,986
IBERIABANK Corp.	533	28,329
IMPAC Mortgage Holdings, Inc.	4,183	51,284
Independence Holding Co.	259	4,714
Independent Bank Corp. Massachusetts	857	26,036
Independent Bank Corp. Michigan	1,232	35,767
Infinity Property & Casualty Corp.	1,149	40,318
Inland Real Estate Corp.	3,730	58,412
Innkeepers USA Trust	2,367	36,570
Integra Bank Corp.	849	18,423
Interchange Financial Services	954	16,466
International Securities Exchange, Inc. (a)	630	14,742
Interpool, Inc.	450	8,212
Investment Technology Group, Inc. (a)	2,209	65,386
Investors Real Estate Trust	2,468	23,446
iPayment, Inc. (a)	678	25,656
Irwin Financial Corp.	1,014	20,675
ITLA Capital Corp. (a)	319	16,744
Jack Henry & Associates, Inc.	4,030	78,182
John H Harland Co.	1,531	67,976
Jones Lang LaSalle, Inc.	1,895	87,284
Kansas City Life Insurance Co.	202	10,336
Kearny Financial Corp.	1,210	15,125
Kilroy Realty Corp.	1,603	89,816
Kite Realty Group Trust	1,070	15,964
KMG America Corp. (a)	1,170	9,360
KNBT Bancorp, Inc.	1,825	28,415
Knight Capital Group, Inc. (a)	5,969	49,602
Kronos, Inc. (a)	1,782	79,548
La Quinta Corp. (a)	10,080	87,595
LaBranche & Co, Inc. (a)	3,002	26,087
Lakeland Bancorp, Inc.	1,015	15,560
Lakeland Financial Corp.	324	13,397
LandAmerica Financial Group, Inc.	1,008	65,167
LaSalle Hotel Properties	1,667	57,428
Lexington Corporate Properties Trust	2,734	64,386
LTC Properties, Inc.	1,200	25,440
Luminent Mortgage Capital, Inc.	2,125	16,044
Macatawa Bank Corp.	569	19,465
MAF Bancorp, Inc.	1,794	73,554
Maguire Properties, Inc.	1,933	58,087
Main Street Banks, Inc.	869	23,289
MainSource Financial Group, Inc.	570	10,106
MarketAxess Holdings, Inc. (a)	1,280	17,408
Marlin Business Services, Inc. (a)	360	8,294
MB Financial Corp.	1,221	47,595
MBT Financial Corp.	824	15,186
MCG Capital Corp.	2,630	44,368
Mcgrath Rentcorp	1,146	32,466
Mercantile Bank Corp.	425	18,186
Meristar Hospitality Corp. (a)	4,861	44,381
Metris Cos., Inc. (a)	3,235	47,328
MFA Mortgage Investments, Inc.	4,571	28,020
Mid-America Apartment Communities, Inc.	1,050	48,835
The Midland Co.	594	21,402
Mid-State Bancshares	1,272	34,993
Midwest Banc Holdings, Inc.	633	14,635
MoneyGram International, Inc.	4,800	104,208
Morningstar, Inc. (a)	470	15,040
MortgageIT Holdings, Inc.	940	13,367
Nara Bancorp, Inc.	1,030	15,398
NASB Financial, Inc.	171	6,840
Nasdaq Stock Market, Inc. (a)	2,480	62,868
National Financial Partners Corp.	1,953	88,158
National Health Investors, Inc.	1,303	35,976
National Health Realty, Inc.	400	7,764
National Interstate Corp.	250	4,325
National Penn Bancshares, Inc.	1,917	47,714
National Western Life Insurance Co. (a)	124	26,195
Nationwide Health Properties, Inc.	3,732	86,956
Navigators Group, Inc. (a)	497	18,548
NBC Capital Corp.	381	9,555
NBT Bancorp, Inc.	1,798	42,415
NCO Group, Inc. (a)	1,782	36,816
NDCHealth Corp.	2,001	37,859
Netbank, Inc.	2,570	21,357
NewAlliance Bancshares, Inc.	6,340	92,818
Newcastle Investment Corp.	2,424	67,630
NGP Capital Resources Co.	960	14,458
Northern Empire Bancshares (a)	440	10,965
NorthStar Realty Finance Corp.	1,060	9,953
Northwest Bancorp, Inc.	1,094	23,247
Novastar Financial, Inc.	1,465	48,330
OceanFirst Financial Corp.	498	12,022
Ocwen Financial Corp. (a)	1,908	13,242
Odyssey Re Holdings Corp.	660	16,856
Ohio Casualty Corp.	3,483	94,459
Old National Bancorp	3,785	80,318
Old Second Bancorp, Inc.	750	22,380
Omega Financial Corp.	699	19,593
Omega Healthcare Investors, Inc.	2,830	39,394
One Liberty Properties, Inc.	430	8,561
optionsXpress Holdings, Inc.	1,150	21,896
Oriental Financial Group	1,183	14,480
Origen Financial, Inc.	950	7,191
Pacific Capital Bancorp	2,542	84,623
Park National Corp.	680	73,624
Parkway Properties Inc.	784	36,785
Partners Trust Financial Group, Inc.	2,766	31,864
Peapack Gladstone Financial Corp.	461	12,650
Pennfed Financial Services, Inc.	504	9,213
Pennsylvania Commerce Bancorp, Inc. (a)	240	8,563
Pennsylvania Real Estate Investment Trust	2,030	85,625
Peoples Bancorp Inc.	525	14,506
PFF Bancorp, Inc.	1,080	32,681
The Phoenix Cos. Inc.	5,281	64,428
Pico Holdings, Inc. (a)	447	15,708
Pinnacle Financial Partners, Inc. (a)	400	10,072
Piper Jaffray Cos., Inc. (a)	1,136	33,921
Placer Sierra Bancshares	370	10,164
PMA Capital Corp. (a)	1,781	15,637
Portfolio Recovery Associates, Inc. (a)	863	37,264
Post Properties, Inc.	2,217	82,583
Preferred Bank Los Angeles	230	9,244
PremierWest Bancorp (a)	730	11,023
Prentiss Properties Trust	2,513	102,028
Presidential Life Corp.	1,142	20,556
PRG-Schultz International, Inc. (a)	2,302	6,929
PrivateBancorp, Inc.	917	31,435
ProAssurance Corp. (a)	1,457	67,998
Prosperity Bancshares, Inc.	1,184	35,816
Provident Bankshares Corp.	1,828	63,578
Provident Financial Holdings	272	7,630
Provident Financial Services, Inc.	4,032	70,963
Provident New York Bancorp	2,259	26,363
PS Business Parks, Inc.	912	41,770
QC Holdings, Inc. (a)	410	5,346
RAIT Investment Trust	1,423	40,555
Ramco-Gershenson Properties	805	23,498
Redwood Trust, Inc.	1,095	53,228
Renasant Corp.	578	18,294
Republic Bancorp Inc./KY	396	8,284
Republic Bancorp Inc./MI	3,897	55,104
R-G Financial Corp.	1,552	21,340
RLI Corp.	1,250	57,825
Rockville Financial, Inc. (a)	490	6,537
Royal Bancshares of Pennsylvania	248	5,540
S&T Bancorp, Inc.	1,477	55,831
S1 Corp. (a)	3,894	15,226
Safety Insurance Group, Inc.	644	22,920
Sanders Morris Harris Group, Inc.	713	11,658
Sandy Spring Bancorp, Inc.	818	27,567
Santander BanCorp	295	7,266
Saul Centers, Inc.	613	22,062
Saxon Cap Inc.	2,770	32,824
SCBT Financial Corp.	443	13,990
Seabright Insurance Holdings, Inc. (a)	450	5,823
Seacoast Banking Corp of Florida	644	15,089
Security Bank Corp.	538	13,391
Selective Insurance Group	1,568	76,675
Semtech Corp. (a)	4,100	67,527
Senior Housing Properties Trust	3,311	62,909
Sierra Bancorp	300	6,840
Signature Bank (a)	652	17,597
Simmons First National Corp.	796	22,702
Sizeler Property Investors	1,030	12,504
Sotheby's Holdings (a)	2,265	37,871
Sound Federal Bancorp, Inc.	620	10,360
Southside Bancshares, Inc.	540	10,265
Southwest Bancorp Inc.	759	16,675
Sovran Self Storage, Inc.	897	43,908
Spirit Finance Corp.	3,750	42,187
State Auto Financial Corp.	783	24,774
State Bancorp Inc.	542	9,713
State Financial Services Corp.	320	11,686
Sterling Bancorp	1,013	22,803
Sterling Bancshares, Inc.	2,517	37,025
Sterling Financial Corp./PA	1,420	28,613
Sterling Financial Corp./WA	1,920	43,296
Stewart Information Services Corp.	949	48,589
Stifel Financial Corp. (a)	467	16,765
Strategic Hotel Capital, Inc.	1,670	30,494
Suffolk Bancorp	589	18,795
Summit Bancshares Inc. (TX)	570	10,471
Summit Financial Group, Inc.	290	7,903
Sun Bancorp Inc. (a)	626	13,202
Sun Communities, Inc.	902	29,550
Sunstone Hotel Investors, Inc.	1,320	32,195
Susquehanna Bancshares, Inc.	2,585	62,143
SVB Financial Group (a)	1,975	96,064
SWS Group, Inc.	858	14,071
SY Bancorp, Inc.	667	15,861
Tanger Factory Outlet Centrs	1,530	42,549
Taubman Centers, Inc.	2,816	89,267
Taylor Capital Group, Inc.	223	8,434
Technology Investment Capital Corp.	740	11,685
Texas Capital Bancshares, Inc. (a)	1,243	26,289
Texas Regional Bancshares, Inc.	2,283	65,728
TierOne Corp.	1,005	26,442
TNS, Inc. (a)	722	17,509
Tompkins Trustco, Inc.	355	15,354
Tower Group, Inc.	930	14,062
The Town & Country Trust	980	28,440
TradeStation Group, Inc. (a)	1,100	11,154
Triad Guaranty, Inc. (a)	497	19,492
Trico Bancshares	675	14,526
Trustco Bank Corp NY	4,186	52,451
Trustmark Corp.	2,627	73,162
Trustreet Properties, Inc.	3,218	50,362
UCBH Holdings, Inc.	5,080	93,066
UICI	1,961	70,596
UMB Financial Corp.	868	57,010
Umpqua Holdings Corp.	2,464	59,924
Union Bankshares Corp.	489	20,430
United Bankshares, Inc.	2,076	72,556
United Community Banks Inc.	1,755	50,018
United Community Financial Corp.	1,500	16,830
United Fire & Casualty Co.	852	38,434
United PanAm Financial Corp. (a)	281	7,017
United Rentals, Inc. (a)	3,732	73,558
United Security Bancshares, Inc.	320	8,781
Universal American Financial Corp. (a)	1,391	31,631
Universal Health Realty Income Trust	653	21,712
Univest Corporation of Pennsylvania	634	17,530
Unizan Financial Corp.	1,226	29,681
Urstadt Biddle Properties, Inc.	1,168	17,707
USB Holding Co., Inc.	642	14,627
USI Holdings Corp. (a)	2,531	32,878
U-Store-It Trust	1,590	32,229
Value Line, Inc.	71	2,779
Vineyard National Bancorp	430	12,707
Virginia Commerce Bancorp (a)	510	13,811
Virginia Financial Group, Inc.	394	14,204
Waddell & Reed Financial, Inc.	4,230	81,893
Washington Real Estate Investment Trust	2,331	72,517
Washington Trust Bancorp, Inc.	651	17,701
WesBanco, Inc.	1,261	34,678
West Bancorporation, Inc.	930	17,224
West Coast Bancorp	825	20,625
Westamerica Bancorporation	1,818	93,900
Western Sierra Bancorp (a)	364	12,536
Westfield Financial, Inc.	245	5,758
Wilshire Bancorp, Inc.	856	13,097
Winston Hotels, Inc.	1,471	14,710
Wintrust Financial Corp.	1,307	65,690
World Acceptance Corp. (a)	1,051	26,706
Wright Express Corp. (a)	2,230	48,146
WSFS Financial Corp.	324	19,080
Yardville National Bancorp	469	16,532
Zenith National Insurance Corp.	886	55,543
Ziprealty, Inc. (a)	390	4,969
		15,289,786
Health Care - 10.94%
Aastrom Biosciences, Inc. (a)	5,650	13,277
Abaxis, Inc. (a)	1,102	14,381
Abgenix, Inc. (a)	4,974	63,070
Abiomed, Inc. (a)	1,056	10,634
Acadia Pharmaceuticals, Inc. (a)	910	10,347
Adeza Biomedical Corp. (a)	240	4,178
Adolor Corp. (a)	2,167	23,144
Advanced Neuromodulation Systems, Inc. (a)	1,099	52,159
Albany Molecular Research, Inc. (a)	1,323	16,114
Alexion Pharmaceuticals, Inc. (a)	1,547	42,821
Align Technology, Inc. (a)	3,418	22,969
Alkermes, Inc. (a)	5,022	84,370
Alliance Imaging, Inc. (a)	766	6,549
Allied Healthcare International, Inc. (a)	1,690	9,548
Allscripts Healthcare Solutions, Inc. (a)	1,859	33,499
Alpharma, Inc.	2,201	54,739
Amedisys, Inc. (a)	859	33,501
America Service Group, Inc. (a)	605	10,037
American Dental Partners, Inc. (a)	440	14,925
American Healthways, Inc. (a)	1,840	78,016
American Medical Systems Holdings, Inc. (a)	3,836	77,295
American Retirement Corp. (a)	1,540	28,998
Amsurg Corp. (a)	1,639	44,843
Amylin Pharmaceuticals, Inc. (a)	5,790	201,434
Analogic Corp.	758	38,211
Andrx Corp. (a)	4,060	62,646
Angiodynamics, Inc. (a)	130	2,730
Animas Corp. (a)	682	10,707
Antigenics, Inc. (a)	1,605	8,699
Applera Corp - Celera Genomics Group (a)	4,100	49,733
Apria Healthcare Group, Inc. (a)	2,726	86,987
Arena Pharmaceuticals, Inc. (a)	1,960	19,404
Ariad Pharmaceuticals, Inc. (a)	2,951	21,926
ArQule, Inc. (a)	1,750	13,702
Array Biopharma, Inc. (a)	1,747	12,543
Arrow International, Inc.	1,180	33,276
Arthrocare Corp. (a)	1,340	53,895
Aspect Medical Systems, Inc. (a)	901	26,697
Atherogenics, Inc. (a)	2,093	33,551
Avanir Pharmaceuticals (a)	5,970	18,447
Barrier Therapeutics, Inc. (a)	812	6,813
Bentley Pharmaceuticals, Inc. (a)	1,022	12,213
Beverly Enterprises, Inc. (a)	6,081	74,492
Bioenvision, Inc. (a)	2,253	18,092
BioMarin Pharmaceuticals, Inc. (a)	3,582	31,271
Bio-Rad Laboratories, Inc. (a)	978	53,780
Bio-Reference Labs, Inc. (a)	562	9,717
Bioscrip, Inc. (a)	2,050	13,325
Biosite, Inc. (a)	936	57,901
Bruker BioSciences Corp. (a)	2,077	9,097
Caliper Life Sciences, Inc. (a)	1,520	10,686
Candela Corp. (a)	1,254	12,314
Cantel Medical Corp. (a)	630	13,255
Caraco Pharmaceutical Laboratories Ltd. (a)	534	4,640
Cell Genesys, Inc. (a)	2,533	13,881
Cell Therapeutics, Inc. (a)	3,620	10,353
Centene Corp. (a)	2,326	58,220
Cepheid, Inc. (a)	2,368	17,500
Chattem, Inc. (a)	984	34,932
Computer Programs & Systems, Inc.	427	14,749
Conmed Corp. (a)	1,642	45,779
Connetics Corp. (a)	1,931	32,653
Conor Medsystems, Inc. (a)	460	10,810
Corvel Corp. (a)	341	8,170
Cotherix, Inc. (a)	700	9,765
Cubist Pharmaceuticals, Inc. (a)	2,981	64,211
CuraGen Corp. (a)	2,399	11,875
Curis, Inc. (a)	2,654	12,182
CV Therapeutics, Inc. (a)	2,004	53,607
Cyberonics, Inc. (a)	1,175	35,062
Cypress Bioscience, Inc. (a)	1,694	9,165
Datascope Corp.	649	20,132
deCODE genetics, Inc. (a)	3,028	25,405
Dendreon Corp. (a)	3,287	22,056
Dexcom, Inc. (a)	260	3,021
Diagnostic Products Corp.	1,272	67,073
Digene Corp. (a)	833	23,740
Discovery Laboratories, Inc. (a)	2,971	19,163
Diversa Corp. (a)	1,304	7,550
DJ Orthopedics, Inc. (a)	1,203	34,815
DOV Pharmaceutical, Inc. (a)	1,269	21,548
Durect Corp. (a)	2,025	13,871
Dusa Pharmaceuticals, Inc. (a)	942	9,985
Eclipsys Corp. (a)	2,116	37,749
Encore Medical Corp. (a)	2,236	10,509
Encysive Pharmaceuticals, Inc. (a)	3,227	38,014
Enzo Biochem, Inc. (a)	1,523	23,393
Enzon Pharmaceuticals, Inc. (a)	2,440	16,177
Epix Medical, Inc. (a)	1,290	9,933
eResearch Technology, Inc. (a)	2,812	39,902
Exelixis, Inc. (a)	4,249	32,590
Eyetech Pharmaceuticals, Inc. (a)	1,880	33,765
First Horizon Pharmaceutical Corp. (a)	1,531	30,421
Foxhollow Technologies, Inc. (a)	770	36,660
Genesis HealthCare Corp. (a)	1,096	44,191
Genitope Corp. (a)	1,320	9,161
Gentiva Health Services, Inc. (a)	1,300	23,556
Geron Corp. (a)	3,085	31,683
Greatbatch, Inc. (a)	1,196	32,818
GTx, Inc. (a)	423	3,938
Haemonetics Corp./Mass (a)	1,439	68,396
Healthcare Services Group	1,474	28,374
HealthTronics, Inc. (a)	1,880	18,725
Hi-Tech Pharmacal, Inc. (a)	290	8,723
Hologic, Inc. (a)	1,215	70,166
Hooper Holmes, Inc.	3,650	14,344
Horizon Health Corp. (a)	580	15,759
Human Genome Sciences, Inc. (a)	7,266	98,745
ICOS Corp. (a)	3,550	98,051
ICU Medical, Inc. (a)	771	22,174
Idenix Pharmaceuticals, Inc. (a)	690	17,319
IDX Systems Corp. (a)	1,393	60,150
I-Flow Corp. (a)	1,107	15,177
Illumina, Inc. (a)	1,999	25,607
Immucor, Inc. (a)	2,525	69,286
Immunogen, Inc. (a)	2,282	16,750
Incyte Corp. (a)	4,608	21,658
Inspire Pharmaceuticals, Inc. (a)	2,329	17,700
Integra LifeSciences Holdings Corp. (a)	1,139	43,578
InterMune, Inc. (a)	1,379	22,822
Intralase Corp. (a)	720	10,591
Introgen Therapeutics, Inc. (a)	1,020	5,324
Intuitive Surgical, Inc. (a)	1,920	140,717
Invacare Corp.	1,695	70,631
Inverness Medical Innovations, Inc. (a)	951	25,230
IRIS International, Inc. (a)	910	16,780
Isis Pharmaceuticals, Inc. (a)	3,197	16,145
Ista Pharmaceuticals, Inc. (a)	755	5,013
Kensey Nash Corp. (a)	517	15,851
Keryx Biopharmaceuticals, Inc. (a)	1,330	20,961
Kindred Healthcare, Inc. (a)	1,586	47,263
KV Pharmaceutical Co. (a)	1,995	35,451
Kyphon, Inc. (a)	1,605	70,524
LabOne, Inc. (a)	970	42,195
Landauer, Inc.	495	24,255
Laserscope (a)	1,104	31,111
LCA-Vision, Inc.	1,135	42,131
Lexicon Genetics, Inc. (a)	3,528	14,041
Lifecell Corp. (a)	1,624	35,127
Luminex Corp. (a)	1,421	14,267
Magellan Health Services, Inc. (a)	1,496	52,584
Mannkind Corp. (a)	920	12,595
Marshall Edwards, Inc. (a)	415	2,411
Martek Biosciences Corp. (a)	1,740	61,126
Matria Healthcare, Inc. (a)	897	33,862
Maxygen, Inc. (a)	1,416	11,739
Medarex, Inc. (a)	6,151	58,558
Medcath Corp. (a)	405	9,619
Medicines Co. (a)	2,741	63,070
Medicis Pharmaceutical	3,010	98,006
Mentor Corp.	1,786	98,248
Meridian Bioscience, Inc.	930	19,251
Merit Medical Systems, Inc. (a)	1,474	26,149
MGI Pharma, Inc. (a)	3,990	93,007
Micro Therapeutics, Inc. (a)	592	3,309
Molecular Devices Corp. (a)	938	19,595
Molina Healthcare, Inc. (a)	621	15,519
Momenta Pharmaceuticals, Inc. (a)	440	11,990
Monogram Biosciences, Inc. (a)	6,760	15,886
Myogen, Inc. (a)	1,019	23,946
Myriad Genetics, Inc. (a)	1,708	37,337
Nabi Biopharmaceuticals (a)	3,266	42,785
Nanogen, Inc. (a)	2,667	8,561
Nastech Pharmaceutical, Inc. (a)	1,000	14,140
National Healthcare Corp.	351	12,285
Nektar Therapeutics (a)	4,720	80,004
Neopharm, Inc. (a)	959	11,892
Neurocrine Biosciences, Inc. (a)	2,040	100,348
Neurogen Corp. (a)	1,265	8,703
Neurometrix, Inc. (a)	320	9,526
New River Pharmaceuticals, Inc. (a)	340	16,300
NitroMed, Inc. (a)	514	9,252
Northfield Laboratories, Inc. (a)	1,303	16,809
Noven Pharmaceuticals, Inc. (a)	1,301	18,214
NPS Pharmaceuticals, Inc. (a)	2,154	21,777
NuVasive, Inc. (a)	849	15,910
Nuvelo, Inc. (a)	2,329	22,358
OCA, Inc. (a)	2,016	3,024
Occulogix, Inc. (a)	660	4,217
Odyssey HealthCare, Inc. (a)	1,912	32,447
Onyx Pharmaceuticals, Inc. (a)	1,960	48,961
Option Care, Inc.	1,206	17,656
OraSure Technologies, Inc. (a)	2,473	23,320
Orchid Cellmark, Inc. (a)	1,360	11,560
Owens & Minor, Inc.	2,201	64,599
Pain Therapeutics, Inc. (a)	1,556	9,787
PainCare Holdings, Inc. (a)	2,400	9,000
Palomar Medical Technologies, Inc. (a)	937	24,577
Par Pharmaceutical Cos., Inc. (a)	1,898	50,525
Parexel International Corp. (a)	1,453	29,191
Pediatrix Medical Group, Inc. (a)	1,269	97,485
Penwest Pharmaceuticals Co. (a)	1,207	21,159
Perrigo Co.	4,666	66,770
Per-Se Technologies, Inc. (a)	1,194	24,668
Pharmion Corp. (a)	1,362	29,705
Pharmos Corp. (a)	1	2
Phase Forward, Inc. (a)	1,230	13,444
PolyMedica Corp.	1,542	53,877
Pozen, Inc. (a)	1,322	14,529
PRA International (a)	620	18,792
Priority Healthcare Corp. (a)	1,944	54,160
Progenics Pharmaceuticals, Inc. (a)	974	23,094
PSS World Medical, Inc. (a)	3,591	47,904
Psychiatric Solutions, Inc. (a)	1,138	61,714
Quality Systems, Inc.	422	29,156
Radiation Therapy Services, Inc. (a)	610	19,435
Regeneron Pharmaceuticals, Inc. (a)	1,942	18,430
RehabCare Group, Inc. (a)	926	19,001
Renovis, Inc. (a)	1,071	14,491
Res-Care, Inc. (a)	1,120	17,237
Rigel Pharmaceuticals, Inc. (a)	1,102	26,195
Salix Pharmaceuticals, Ltd. (a)	2,039	43,329
Savient Pharmaceuticals, Inc. (a)	3,380	12,743
Seattle Genetics Inc. (a)	1,470	7,717
Senomyx, Inc. (a)	1,170	19,925
Serologicals Corp. (a)	1,934	43,631
SFBC International, Inc. (a)	1,011	44,878
Somanetics Corp. (a)	570	14,250
SonoSite, Inc. (a)	869	25,792
Specialty Laboratories, Inc. (a)	427	5,649
Stemcells, Inc. (a)	3,470	19,154
Stereotaxis, Inc. (a)	790	5,854
Steris Corp.	3,866	91,972
Stratagene Corp. (a)	410	3,694
Sunrise Senior Living, Inc. (a)	918	61,267
SuperGen, Inc. (a)	2,833	17,848
SurModics, Inc. (a)	841	32,538
Sybron Dental Specialties, Inc. (a)	2,223	92,432
Symbion, Inc. (a)	962	24,887
Symmetry Med, Inc. (a)	460	10,902
Tanox, Inc. (a)	1,359	19,909
Telik, Inc. (a)	2,892	47,313
Tercica, Inc. (a)	617	6,960
Thermogenesis (a)	2,530	13,409
Thoratec Corp. (a)	2,676	47,526
Threshold Pharmaceutical, Inc. (a)	310	4,231
Trimeris, Inc. (a)	985	15,110
TriPath Imaging, Inc. (a)	1,676	11,833
United Surgical Partners International, Inc. (a)	2,397	93,747
United Therapeutics Corp. (a)	1,257	87,739
US Physical Therapy, Inc. (a)	660	11,986
Ventana Medical Systems (a)	1,728	65,785
Vertex Pharmaceuticals, Inc. (a)	5,255	117,449
Viacell, Inc. (a)	440	2,552
Viasys Healthcare, Inc. (a)	1,728	43,183
VistaCare, Inc. (a)	610	8,827
Vital Images, Inc. (a)	680	15,137
Vital Signs, Inc.	303	13,965
Vnus Med Technologies, Inc. (a)	290	3,022
WellCare Health Plans, Inc. (a)	1,030	38,161
West Pharmaceutical Services, Inc.	1,728	51,270
Wright Medical Group, Inc. (a)	1,607	39,661
Young Innovations, Inc.	265	10,033
Zoll Medical Corp. (a)	530	13,912
Zymogenetics, Inc. (a)	1,493	24,634
		7,937,042
Industrial - 0.53%
GenCorp, Inc. (a)	3,027	56,453
Kaman Corp.	1,233	25,215
Lancaster Colony Corp.	1,432	61,576
Raven Industries, Inc.	868	25,389
Sequa Corp. (a)	346	20,414
Trinity Industries, Inc.	2,285	92,520
United Capital Corp. (a)	160	3,754
Walter Industries, Inc.	2,011	98,378
		383,699
Materials - 8.83%
Aaon, Inc. (a)	485	8,914
Acuity Brands, Inc.	2,454	72,810
AK Steel Holding Corp. (a)	6,107	52,337
Albany International Corp.	1,579	58,218
Aleris International, Inc. (a)	1,712	46,994
Alico, Inc.	207	10,619
AM Castle & Co. (a)	580	10,150
AMCOL International Corp.	1,205	22,979
American Vanguard Corp.	592	10,840
Ameron International Corp.	469	21,762
Andersons, Inc.	370	10,834
Apogee Enterprises, Inc.	1,544	26,402
Arch Chemicals, Inc.	1,315	30,574
Armor Holdings, Inc. (a)	1,921	82,622
Avatar Holdings, Inc. (a)	320	18,957
Balchem Corp.	430	11,846
Barnes Group, Inc.	970	34,784
Beacon Roofing Supply, Inc. (a)	920	30,056
Bluegreen Corp. (a)	1,149	20,280
Bluelinx Holdings, Inc.	540	7,258
Bowater, Inc.	3,110	87,920
Brady Corp.	2,290	70,853
Brookfield Homes Corp.	809	44,924
Brush Engineered Materials, Inc. (a)	1,066	16,928
Buckeye Technologies, Inc. (a)	1,714	13,918
Building Material Holding Corp.	770	71,756
Cabot Microelectronics Corp. (a)	1,376	40,427
Calgon Carbon Corp.	1,880	14,852
California Coastal Communities, Inc. (a)	440	15,497
Cambrex Corp.	1,464	27,757
Caraustar Industries, Inc. (a)	1,595	17,513
Carpenter Technology	1,371	80,354
Century Aluminum Co. (a)	1,258	28,280
Ceradyne, Inc. (a)	1,359	49,848
Chaparral Steel Co. (a)	1,256	31,676
Chesapeake Corp.	1,089	20,027
CIRCOR International, Inc.	871	23,909
Clarcor, Inc.	2,860	82,139
Clean Harbors, Inc. (a)	840	28,518
Cleveland-Cliffs, Inc.	1,218	106,100
Coeur d'Alene Mines Corp. (a)	13,292	56,225
Comfort Systems USA, Inc. (a)	2,188	19,276
Commercial Metals Co.	3,382	114,109
Compass Minerals International, Inc.	1,118	25,714
CompX International, Inc.	107	1,755
Consolidated-Tomoka Land Co.	314	21,352
Corn Products International, Inc.	4,168	84,069
Delta & Pine Land Co.	2,104	55,567
Deltic Timber Corp.	557	25,650
DHB Industries, Inc. (a)	1,536	6,436
Dixie Group, Inc. (a)	600	9,564
Drew Industries, Inc. (a)	846	21,835
Dycom Industries, Inc. (a)	2,713	54,857
Dynamic Materials Corp.	150	6,585
Eagle Materials, Inc.	1,023	124,162
ElkCorp	1,119	40,027
EMCOR Group, Inc. (a)	850	50,405
Encore Wire Corp. (a)	888	14,439
Energy Conversion Devices, Inc. (a)	1,282	57,536
EnerSys (a)	2,560	38,835
Ennis, Inc.	1,416	23,789
Ferro Corp.	2,328	42,649
First Acceptance Corp. (a)	948	9,584
Georgia Gulf Corp.	1,888	45,463
Gibraltar Industries, Inc.	1,337	30,577
Glatfelter	2,447	34,478
Gold Kist, Inc. (a)	2,860	55,913
GrafTech International Ltd. (a)	5,419	29,425
Granite Construction, Inc.	1,918	73,344
Graphic Packaging Corp. (a)	3,622	10,142
Greif, Inc.	850	51,085
Griffon Corp. (a)	1,625	39,975
HB Fuller Co.	1,588	49,355
Hecla Mining Co. (a)	6,577	28,807
Hercules, Inc. (a)	6,263	76,534
Hexcel Corp. (a)	2,590	47,371
Housevalues, Inc. (a)	360	5,148
Hughes Supply, Inc.	3,690	120,294
Huttig Building Products, Inc. (a)	780	7,059
Infrasource Services, Inc. (a)	720	10,476
Innovo Group, Inc. (a)	1,410	2,778
Insituform Technologies, Inc. (a)	1,485	25,676
Interface, Inc. (a)	2,531	20,906
Interline Brands, Inc. (a)	690	14,497
Jacuzzi Brands, Inc. (a)	4,256	34,303
Kaydon Corp.	1,563	44,405
Kronos Worldwide, Inc.	194	6,158
Layne Christensen Co. (a)	525	12,364
Lennox International, Inc.	2,753	75,460
Lone Star Technologies (a)	1,652	91,835
Longview Fibre Co.	2,838	55,313
LSI Industries, Inc.	1,101	20,919
MacDermid, Inc.	1,680	44,117
Maverick Tube Corp. (a)	2,391	71,730
Medis Technologies Ltd. (a)	839	15,060
Mercer International, Inc. (a)	1,590	13,149
Mestek, Inc. (a)	170	2,101
Metal Management, Inc.	1,210	30,673
Metals USA, Inc. (a)	1,124	22,997
Minerals Technologies, Inc.	1,143	65,391
Mobile Mini, Inc. (a)	820	35,547
Mueller Industries, Inc.	2,027	56,290
Myers Industries, Inc.	1,463	17,029
NCI Building Systems, Inc. (a)	1,157	47,194
Neenah Paper, Inc.	820	24,026
NewMarket Corp. (a)	947	16,421
NL Industries	442	8,305
NN, Inc.	943	11,307
NS Group, Inc. (a)	1,237	48,552
Nuco2, Inc. (a)	599	15,424
Octel Corp.	690	11,502
Olin Corp.	3,958	75,162
OM Group, Inc. (a)	1,591	32,027
Omega Flex, Inc. (a)	170	2,718
Oregon Steel Mills, Inc. (a)	1,976	55,130
Perini Corp. (a)	1,076	19,583
Pioneer Cos., Inc. (a)	630	15,158
PolyOne Corp. (a)	5,103	30,924
Potlatch Corp.	1,609	83,861
Quanex Corp.	1,397	92,509
Quanta Services, Inc. (a)	6,492	82,838
Reliance Steel & Aluminum Co.	1,592	84,265
Roanoke Electric Steel Corp.	620	12,419
Rock-Tenn Co.	1,646	24,855
Rogers Corp. (a)	905	35,023
Royal Gold, Inc.	957	25,715
RTI International Metals, Inc. (a)	1,237	48,676
Ryerson Tull, Inc.	1,398	29,777
Schnitzer Steel Industries, Inc.	1,214	39,540
Schulman A, Inc.	1,705	30,605
The Shaw Group Inc. (a)	4,312	106,334
Silgan Holdings, Inc.	1,244	41,375
Simpson Manufacturing Co., Inc.	2,008	78,593
Spartech Corp.	1,790	34,977
The Standard Register Co.	952	14,232
Steel Dynamics, Inc.	2,254	76,546
Steel Technologies, Inc.	624	16,180
Stepan Co.	296	7,418
Stillwater Mining Co. (a)	2,269	20,761
Sunterra Corp. (a)	1,079	14,167
Superior Essex, Inc. (a)	950	17,109
Symyx Technologies, Inc. (a)	1,819	47,512
Tarragon Corp. (a)	583	10,820
Tejon Ranch Co. (a)	486	22,842
Terra Industries, Inc. (a)	5,168	34,367
Texas Industries, Inc.	1,256	68,326
Titanium Metals Corp. (a)	620	24,527
Trammell Crow Co. (a)	1,948	48,077
Tredegar Corp.	1,587	20,647
Trex Co, Inc. (a)	647	15,528
UAP Holding Corp.	1,850	33,485
Ultralife Batteries, Inc. (a)	803	10,375
Universal Forest Products, Inc.	883	50,614
URS Corp. (a)	2,268	91,605
USEC, Inc.	4,829	53,892
Valence Technology, Inc. (a)	2,331	6,317
Valmont Industries, Inc.	951	27,921
Washington Group International, Inc. (a)	1,447	77,979
Watsco, Inc.	1,193	63,360
Wausau Paper Corp.	2,355	29,461
WCI Communities, Inc. (a)	1,927	54,669
WD-40 Co.	921	24,416
Wellman, Inc.	1,805	11,426
Westlake Chemical Corp.	750	20,310
Wheeling-Pittsburgh Corp. (a)	493	8,248
Worthington Industries	3,850	80,966
WR Grace & Co. (a)	3,737	33,446
Xerium Technologies, Inc.	740	8,495
York International Corp.	2,329	130,587
Zoltek Cos., Inc. (a)	600	7,890
		6,410,312
Technology - 12.41%
3Com Corp. (a)	21,310	86,945
3D Systems Corp. (a)	670	14,894
Actel Corp. (a)	1,394	20,157
Acxiom Corp.	4,880	91,354
Adaptec, Inc. (a)	6,197	23,735
ADTRAN, Inc.	3,650	114,975
Advanced Digital Information Corp. (a)	3,541	33,285
Aeroflex, Inc. (a)	4,146	38,807
Agile Software Corp. (a)	2,964	21,252
Agilysys, Inc.	1,600	26,944
Airspan Networks, Inc. (a)	2,100	10,563
Altiris, Inc. (a)	1,225	18,730
American Reprographics Co. (a)	740	12,654
American Science & Engineering, Inc. (a)	450	29,515
Amicas, Inc. (a)	2,500	13,500
AMIS Holdings, Inc. (a)	2,440	28,938
Amkor Technology, Inc. (a)	5,570	24,397
Anaren, Inc. (a)	1,040	14,664
Anixter International, Inc.	1,768	71,303
Ansoft Corp. (a)	364	10,592
Ansys, Inc. (a)	1,754	67,511
Anteon International Corp. (a)	1,538	65,765
Applied Digital Solutions (a)	3,470	9,889
Applied Micro Circuits Corp. (a)	17,110	51,330
Arbinet Thexchange, Inc. (a)	370	2,664
Ariba, Inc. (a)	3,682	20,987
AsiaInfo Holdings, Inc. (a)	2,063	10,006
Aspen Technology, Inc. (a)	2,386	14,912
Atheros Communications, Inc. (a)	1,905	18,593
Atmel Corp. (a)	23,350	48,101
Audible, Inc. (a)	1,340	16,469
Avocent Corp. (a)	2,760	87,326
BearingPoint, Inc. (a)	10,190	77,342
BEI Technologies, Inc.	649	22,709
Bel Fuse, Inc.	635	23,133
Bell Microproducts, Inc. (a)	1,610	16,148
Benchmark Electronics, Inc. (a)	2,314	69,698
Black Box Corp.	933	39,149
Blackbaud, Inc.	528	7,482
Blackboard, Inc. (a)	1,010	25,260
Blue Coat Systems, Inc. (a)	578	25,131
Borland Software Corp. (a)	4,407	25,649
Bottomline Technologies, Inc. (a)	720	10,865
Broadwing Corp. (a)	3,622	18,074
Brocade Communications Systems, Inc. (a)	14,877	60,698
Catapult Communications Corp. (a)	542	9,940
Checkpoint Systems, Inc. (a)	2,102	49,859
Ciber, Inc. (a)	2,943	21,866
Ciena Corp. (a)	31,780	83,899
Cirrus Logic, Inc. (a)	4,706	35,719
Click Commerce, Inc. (a)	460	8,432
Cogent Communications Group, Inc. (a)	390	1,903
Coherent, Inc. (a)	1,706	49,952
CommScope, Inc. (a)	3,032	52,575
COMSYS IT Partners, Inc. (a)	700	8,547
Comtech Telecommunications (a)	1,203	49,888
Concur Technologies, Inc. (a)	1,596	19,743
Conexant Systems, Inc. (a)	26,170	46,844
Covansys Corp. (a)	1,708	27,260
CSG Systems International (a)	2,797	60,723
Cubic Corp.	866	14,826
Cyberguard Corp. (a)	1,176	9,702
Cypress Semiconductor Corp. (a)	7,320	110,166
Daktronics, Inc.	832	19,951
Dendrite International, Inc. (a)	2,365	47,513
Digi International, Inc. (a)	1,260	13,520
Digital River, Inc. (a)	1,904	66,354
Digitas, Inc. (a)	4,923	55,925
Diodes, Inc. (a)	543	19,689
Ditech Communications Corp. (a)	1,775	11,963
Dot Hill Systems Corp. (a)	2,445	16,455
DRS Technologies, Inc.	1,516	74,830
DSP Group, Inc. (a)	1,573	40,363
Echelon Corp. (a)	1,641	15,114
eCollege.com, Inc. (a)	980	14,563
EDO Corp.	878	26,366
Electronics for Imaging (a)	3,008	69,004
Emageon, Inc. (a)	800	10,848
Emulex Corp. (a)	4,612	93,209
EndWave Corp. (a)	380	4,902
Entrust, Inc. (a)	3,440	19,264
Epicor Software Corp. (a)	2,959	38,467
EPIQ Systems, Inc. (a)	742	16,190
Equinix, Inc. (a)	857	35,694
Essex Corp. (a)	950	20,587
Exar Corp. (a)	2,316	32,470
Excel Technology, Inc. (a)	666	17,110
Extreme Networks, Inc. (a)	6,779	30,167
Fairchild Semiconductor International, Inc. (a)	6,650	98,819
FalconStor Software, Inc. (a)	1,338	8,108
Fargo Electronics, Inc. (a)	700	12,229
File Net Corp. (a)	2,284	63,724
Finisar Corp. (a)	10,417	14,271
Formfactor, Inc. (a)	1,878	42,856
Foundry Networks, Inc. (a)	6,800	86,360
Gartner, Inc. (a)	3,088	36,099
Gateway, Inc. (a)	14,330	38,691
Genesis Microchip, Inc. (a)	1,856	40,739
Glenayre Technologies, Inc. (a)	3,720	13,355
Harmonic, Inc. (a)	4,060	23,629
Herley Industries, Inc. (a)	716	13,339
Hutchinson Technology, Inc. (a)	1,402	36,620
Identix, Inc. (a)	4,937	23,204
iGate Corp. (a)	1,178	4,276
II-VI, Inc. (a)	1,282	22,743
Imation Corp.	1,862	79,824
Infocrossing, Inc. (a)	1,129	10,376
Informatica Corp. (a)	4,828	58,033
Innovative Solutions & Support, Inc. (a)	741	11,508
Inphonic, Inc. (a)	860	11,825
Integral Systems, Inc.	580	11,971
Integrated Device Technology, Inc. (a)	10,892	116,980
Integrated Silicon Solutions, Inc. (a)	2,053	17,245
Intergraph Corp. (a)	1,567	70,061
Intermagnetics General Corp. (a)	1,558	43,531
International Displayworks, Inc. (a)	1,750	10,395
Internet Capital Group, Inc. (a)	2,128	18,748
Internet Security Systems (a)	2,173	52,174
Inter-Tel, Inc.	1,184	24,864
Intervideo, Inc. (a)	567	5,687
InterVoice, Inc. (a)	2,106	18,975
Interwoven, Inc. (a)	2,301	18,799
Ionatron, Inc. (a)	1,340	13,507
Ixia (a)	1,860	27,361
IXYS Corp. (a)	1,371	14,478
j2 Global Communications, Inc. (a)	1,313	53,071
JDA Software Group, Inc. (a)	1,613	24,485
Jupitermedia Corp. (a)	1,126	19,941
Kanbay International, Inc. (a)	1,370	25,756
Keane, Inc. (a)	2,657	30,370
Kemet Corp. (a)	4,804	40,258
Keynote Systems, Inc. (a)	993	12,889
Komag, Inc. (a)	1,616	51,647
Kopin Corp. (a)	3,899	27,098
LaBarge, Inc. (a)	560	7,235
Lattice Semiconductor Corp. (a)	6,298	26,955
Lawson Software, Inc. (a)	3,443	23,894
Leadis Technology, Inc. (a)	1,010	6,919
LeCroy Corp. (a)	687	10,202
Lexar Media, Inc. (a)	4,437	28,397
Lionbridge Technologies (a)	2,363	15,950
Macrovision Corp. (a)	2,805	53,576
Magma Design Automation, Inc. (a)	1,946	15,802
Manhattan Associates, Inc. (a)	1,626	37,723
Mantech International Corp. - Class A (a)	869	22,950
MapInfo Corp. (a)	1,145	14,026
Matrixone, Inc. (a)	2,860	15,044
Maxtor Corp. (a)	14,060	61,864
McData Corp. (a)	6,685	35,029
Mentor Graphics Corp. (a)	4,338	37,307
Mercury Computer Systems, Inc. (a)	1,168	30,660
Merge Technologies, Inc. (a)	663	11,331
Methode Electronics, Inc.	2,023	23,305
Micrel, Inc. (a)	3,453	38,777
MICRO Systems, Inc. (a)	2,112	92,400
Micromuse, Inc. (a)	4,478	35,287
Microsemi Corp. (a)	3,435	87,730
MicroStrategy, Inc. (a)	906	63,683
Microtune, Inc. (a)	2,870	17,880
MIPS Technologies, Inc. (a)	2,339	15,975
Mobility Electronics, Inc. (a)	1,490	15,883
Monolithic Power Systems, Inc. (a)	950	8,066
Motive, Inc. (a)	1,220	7,735
MRO Software, Inc. (a)	1,111	18,709
MRV Communications, Inc. (a)	5,795	12,343
Multi-Fineline Electronix, Inc. (a)	450	13,172
Ness Technologies, Inc. (a)	1,050	10,500
Netgear, Inc. (a)	1,770	42,586
NetIQ Corp. (a)	3,009	36,830
Netlogic Microsystems, Inc. (a)	580	12,522
Netscout Systems, Inc. (a)	1,319	7,162
Newport Corp. (a)	2,215	30,855
Novatel Wireless, Inc. (a)	1,613	23,340
Omnivision Technologies, Inc. (a)	3,155	39,816
ON Semiconductor Corp. (a)	7,924	40,967
Online Resources Corp. (a)	1,170	12,379
Open Solutions, Inc. (a)	1,081	23,587
Openwave Systems, Inc. (a)	3,817	68,630
Oplink Communications, Inc. (a)	5,743	8,729
Opsware, Inc. (a)	4,139	21,481
Optical Communication Products, Inc. (a)	859	1,615
OSI Systems, Inc. (a)	837	13,225
Packeteer, Inc. (a)	1,884	23,644
Palm Inc. (a)	2,323	65,811
Par Technology Corp. (a)	220	5,060
Parametric Technology Corp. (a)	15,040	104,829
Park Electrochemical Corp.	1,113	29,661
PDF Solutions, Inc. (a)	1,022	16,965
Pegasystems, Inc. (a)	730	4,373
Pericom Semiconductor Corp. (a)	1,467	12,968
Perot Systems Corp. (a)	4,541	64,255
Phoenix Technology Ltd (a)	1,380	10,391
Pixelworks, Inc. (a)	2,595	17,101
Plantronics, Inc.	2,720	83,803
Plexus Corp. (a)	2,398	40,982
PLX Technology, Inc. (a)	1,292	10,775
PMC - Sierra, Inc. (a)	10,020	88,276
Portalplayer, Inc. (a)	850	23,316
Power Integrations, Inc. (a)	1,630	35,453
Progress Software Corp. (a)	2,073	65,859
QAD, Inc.	679	5,629
Quantum Corp. (a)	10,270	31,734
Quest Software, Inc. (a)	3,567	53,755
Radiant Systems, Inc. (a)	1,270	13,106
Radisys Corp. (a)	1,109	21,515
Rambus, Inc. (a)	5,530	66,913
RealNetworks, Inc. (a)	6,395	36,515
Redback Networks, Inc. (a)	2,330	23,114
RF Micro Devices, Inc. (a)	10,394	58,726
RightNow Technologies, Inc. (a)	600	8,832
Rimage Corp. (a)	530	14,135
RSA Security, Inc. (a)	3,945	50,141
SafeNet, Inc. (a)	1,371	49,781
Sapient Corp. (a)	4,493	28,081
ScanSoft, Inc. (a)	4,655	24,811
Scansource, Inc. (a)	705	34,362
Seachange International, Inc. (a)	1,407	8,949
Secure Computing Corp. (a)	1,988	22,564
Serena Software, Inc. (a)	1,551	30,911
SI International, Inc. (a)	542	16,786
Sigmatel, Inc. (a)	1,984	40,156
Silicon Image, Inc. (a)	4,396	39,080
Silicon Laboratories, Inc. (a)	2,370	72,024
Silicon Storage Technology, Inc. (a)	4,880	26,254
Sirf Technology Holdings, Inc. (a)	1,952	58,814
Skyworks Solutions, Inc. (a)	8,727	61,264
SonicWALL, Inc. (a)	2,955	18,764
Sonus Networks, Inc. (a)	13,780	79,924
SPSS, Inc. (a)	989	23,736
SS&C Technologies, Inc.	889	32,573
SSA Global Technologies, Inc. (a)	510	8,976
Standard Microsystems Corp. (a)	1,161	34,726
Stellent, Inc. (a)	1,330	11,398
Stratasys, Inc. (a)	579	17,196
Supertex, Inc. (a)	556	16,674
SupportSoft, Inc. (a)	2,385	12,020
Sycamore Networks, Inc. (a)	9,806	36,969
SYKES Enterprises, Inc. (a)	1,436	17,088
Synaptics, Inc. (a)	1,299	24,421
Syniverse Holdings, Inc. (a)	970	14,938
SYNNEX Corp. (a)	482	8,117
Syntel, Inc.	433	8,439
Sypris Solutions, Inc.	493	5,295
TALX Corp.	1,058	34,692
Tekelec (a)	3,141	65,804
Telkonet, Inc. (a)	1,970	7,722
Terremark Worldwide, Inc. (a)	1,667	7,318
Tessera Technologies, Inc. (a)	2,438	72,921
TIBCO Software, Inc. (a)	11,990	100,236
Transaction Systems Architects, Inc. (a)	2,092	58,262
Transwitch Corp. (a)	5,760	9,907
Trident Microsystems, Inc. (a)	1,409	44,820
Triquint Semiconductor, Inc. (a)	7,738	27,238
Trizetto Group (a)	2,367	33,422
TTM Technologies, Inc. (a)	2,278	16,288
TurboChef Technologies, Inc. (a)	710	11,069
Tyler Technologies, Inc. (a)	1,947	16,121
Ulticom, Inc. (a)	720	7,942
Ultimate Software Group, Inc. (a)	1,268	23,357
Universal Display Corp. (a)	1,306	14,562
UNOVA, Inc. (a)	2,704	94,586
UTStarcom, Inc. (a)	5,560	45,425
Varian, Inc. (a)	1,901	65,242
VASCO Data Security International, Inc. (a)	1,330	12,063
Verifone Holdings, Inc. (a)	1,380	27,752
Verint Systems, Inc. (a)	730	29,886
Verity, Inc. (a)	2,085	22,143
Viasat, Inc. (a)	1,198	30,729
Vignette Corp. (a)	1,617	25,726
Virage Logic Corp. (a)	760	5,890
Vitesse Semiconductor Corp. (a)	12,176	22,891
Volterra Semiconductor Corp. (a)	850	10,430
WebEx Communications, Inc. (a)	1,833	44,927
webMethods, Inc. (a)	2,956	20,899
Websense, Inc. (a)	1,328	68,007
Westell Technologies, Inc. (a)	3,010	10,956
Wind River Systems, Inc. (a)	3,928	50,789
Witness Systems, Inc. (a)	1,502	31,377
Zhone Technologies, Inc. (a)	3,242	8,462
Zoran Corp. (a)	2,421	34,620
		9,002,618
Utilities - 3.40%
Alaska Communications Systems Group, Inc.	723	8,271
Allete, Inc.	1,410	64,592
American States Water Co.	936	31,319
Aquila, Inc. (a)	20,436	80,927
Avista Corp.	2,697	52,322
Black Hills Corp.	1,803	78,196
California Water Service Group	959	39,511
Cascade Natural Gas Corp.	636	13,846
Centennial Communications Corp. (a)	1,219	18,261
Central Vermont Public Service Corp.	682	11,935
CH Energy Group, Inc.	873	41,450
Cincinnati Bell, Inc. (a)	13,577	59,875
Cleco Corp.	2,773	65,387
Commonwealth Telephone Enterprises, Inc.	1,176	44,335
Connecticut Water Service, Inc.	447	11,050
CT Communications, Inc.	1,056	13,063
Dobson Communications Corp. (a)	6,239	47,915
Duquesne Light Holdings, Inc.	4,309	74,158
El Paso Electric Co. (a)	2,645	55,148
The Empire District Electric Co.	1,435	32,818
EnergySouth, Inc.	374	10,319
Fairpoint Communications, Inc.	1,500	21,945
General Communication (a)	3,082	30,512
Globetel Communications Corp. (a)	3,540	5,133
Golden Telecom, Inc.	1,199	37,852
Hungarian Telephone & Cable Corp. (a)	210	3,146
Idacorp, Inc.	2,344	70,625
IDT Corp. (a)	3,230	39,374
Intrado, Inc. (a)	982	17,705
Iowa Telecomm Services, Inc.	1,250	21,025
The Laclede Group Inc.	1,172	38,078
Level 3 Communications, Inc. (a)	38,560	89,459
Mediacom Communications Corp. (a)	3,424	25,269
MGE Energy, Inc.	1,132	41,329
Middlesex Water Co.	633	14,211
New Jersey Resources Corp.	1,529	70,303
Nicor, Inc.	2,451	103,016
North Pittsburgh Systems, Inc.	834	17,022
Northwest Natural Gas Co.	1,536	57,170
Northwestern Corp.	1,980	59,776
Ormat Technologies, Inc.	400	8,852
Otter Tail Corp.	1,621	50,154
Peoples Energy Corp.	2,111	83,131
Premiere Global Services, Inc. (a)	3,988	32,622
Price Communications Corp. (a)	2,544	41,849
RCN Corp. (a)	1,270	26,949
Shenandoah Telecom Co.	383	15,776
Sierra Pacific Resources (a)	6,534	97,030
SJW Corp.	427	20,616
South Jersey Industries, Inc.	1,554	45,284
Southwest Gas Corp.	2,091	57,272
Southwest Water Co.	1,085	15,732
SureWest Communications	811	23,259
Talk America Holdings, Inc. (a)	1,514	14,277
Time Warner Telecom, Inc. (a)	2,772	21,622
Ubiquitel, Inc. (a)	4,304	37,617
UIL Holdings Corp.	811	42,423
Unisource Energy Corp.	1,923	63,921
USA Mobility, Inc. (a)	1,493	40,281
Valor Communications Group, Inc.	1,630	22,217
WGL Holdings, Inc.	2,701	86,783
		2,465,315
TOTAL COMMON STOCKS (Cost $56,390,664)		$66,157,499
	Principal
	Amount
CORPORATE BONDS - 0.02%
Materials - 0.02%
Mueller Industries, Inc.
6.000%, 11/01/2014	$15,000	14,550
TOTAL CORPORATE BONDS (Cost $15,000)		$14,550
	Shares
SHORT TERM INVESTMENTS (c) - 8.92%
Investment Companies - 1.87%
Northern Institutional Diversified Assets Portfolio	1,356,074	1,356,074

	Principal
	Amount
U.S. Treasury Bills - 7.05%
3.120%, 12/15/2005	$5,150,000	5,116,185
TOTAL SHORT TERM INVESTMENTS (Cost $6,469,787)		6,472,259
Total Investments (Cost $62,875,451) (b) - 100.12%		$72,644,308
Liabilities in Excess of Other Assets - (0.12)%		(84,502)
TOTAL NET ASSETS - 100.00%		$72,559,806

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $63,132,770 and gross unrealized appreciation and depreciation of securities as of September 30, 2005 was $14,613,406 and ($5,101,868), respectively, with a net appreciation / (depreciation) of $9,511,538.
(c)	Securities and other assets with an aggregate value of $6,452,160 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of
September 30, 2005:

Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
Russell 2000 Index (12/05)	14	$ (56,412)
Russell 2000 Index Mini (12/05)	26	$ (15,706)

Schedule of Investments
September 30, 2005 (Unaudited)
Summit EAFE International Index Portfolio

	Shares	Value
COMMON STOCKS - 94.50%
Australia - 5.76%
Alinta Ltd.	1,410	$12,740
Alumina Ltd.	5,043	23,494
Amcor Ltd.	3,330	17,037
AMP Ltd.	7,502	42,558
Aristocrat Leisure Ltd.	1,290	11,656
Austrailian Stock Exchange Ltd.	645	13,338
Australia & New Zealand Banking Group Ltd.	6,881	125,920
Australian Gas Light Co. Ltd.	2,025	22,883
AXA Asia Pacifica Holdings Ltd.	4,050	15,008
BHP Billiton Ltd.	14,594	247,592
BlueScope Steel Ltd.	3,417	24,908
Boral Ltd.	2,949	18,146
Brambles Industries Ltd.	3,966	26,793
Caltex Australia Ltd.	962	15,052
Centro Properties Group	10,064	46,042
Centro Retail Group (a)	3,355	3,952
CFS Gandel Retail Trust	8,385	11,540
Coca-Cola Amatil Ltd.	2,459	14,834
Coles Myer Ltd.	4,371	34,195
Commonwealth Bank of Australia	4,699	137,620
Commonwealth Property Office Fund	10,762	10,380
CSL Ltd.	934	27,347
CSR Ltd.	5,467	12,922
DB RREEF Trust	96,707	101,021
Foster's Group Ltd.	7,593	33,753
GPT Group	6,381	18,975
Harvey Norman Holdings Ltd.	3,659	7,812
ING Industrial Fund	62,732	112,884
Insurance Australia Group Ltd.	6,064	25,245
Investa Property Group	7,027	11,198
John Fairfax Holdings Ltd.	4,349	15,088
Lend Lease Corp. Ltd.	1,485	15,852
Lion Nathan Ltd.	1,920	12,283
Macquarie Bank Ltd.	822	47,227
Macquarie Communications Infrastructure Group	2,126	9,613
Macquarie Goodman Group	3,317	10,724
Macquarie Infrastructure Group	8,459	25,864
Mayne Group Ltd.	3,179	13,041
Mirvac Group	3,883	11,961
Multiplex Group	4,032	9,377
National Australia Bank Ltd.	5,608	141,322
Newcrest Mining Ltd.	1,569	25,099
OneSteel Ltd.	3,719	10,804
Orica Ltd.	1,158	18,542
Origin Energy Ltd.	3,888	21,671
Patrick Corp. Ltd.	3,208	16,853
Perpetual Trustees Australia Ltd.	1,527	78,882
Qantas Airways Ltd.	4,104	10,546
QBE Insurance Group Ltd.	3,085	43,940
Rinker Group Ltd.	3,333	42,136
Rio Tinto Ltd.	1,178	53,120
Santos Ltd.	2,801	26,718
Sonic Healthcare Ltd.	1,136	13,426
Stockland	4,112	19,314
Suncorp-Metway Ltd.	1,884	28,314
TABCORP Holdings Ltd.	2,044	26,884
Telstra Corp.	8,419	26,127
Toll Holdings Ltd.	1,074	11,383
Transurban Group	3,861	21,196
Wesfarmers Ltd.	1,472	45,063
Westfield Group	5,158	66,073
Westpac Banking Corp.	6,479	104,237
Woodside Petroleum Ltd.	1,951	53,554
Woolworths Ltd.	3,791	48,070
		2,351,149
Austria - 0.38%
Bank Austria Creditanstalt	146	16,311
Erste Bank der Oesterreichischen Sparkassen AG	495	26,464
Flughafen Wien AG	157	10,563
Oesterreischeische Elektrizitaetswirtschafts-AG	41	14,383
OMV AG	753	44,700
Telekom Austria AG	1,467	29,169
Wienerberger AG	307	12,094
		153,684
Belgium - 1.05%
AGFA-Gevaert NV	463	11,153
Belgacom SA	2,711	91,881
Cofinimmo SA	67	10,561
Colruyt SA	69	8,969
Delhaize Group	336	19,869
Dexia	2,272	51,126
Electrabel SA	97	48,596
Groupe Bruxelles Lambert SA	283	27,625
Interbrew SA	752	29,733
KBC Groep NV	708	57,331
Mobistar SA	122	10,026
Solvay SA	249	28,943
UCB SA	371	19,576
Umicore	129	14,065
		429,454
Denmark - 0.67%
AP Moller - Maersk A/S	4	40,847
Coloplast A/S B Shares (a)	181	11,020
Danisco A/S	203	13,684
Danske Bank A/S	1,656	50,679
DSV A/S	133	14,139
GN Store Nord A/S	891	11,768
Novo-Nordisk A/S - Class B	1,009	49,893
Novozymes A/S	214	11,030
TDC A/S	799	42,984
Vestas Wind System (a)	670	16,188
William Demant Holding A/S (a)	215	10,077
		272,309
Finland - 1.40%
Amer Sports Oyj	575	10,970
Elisa Corporation	645	11,143
Fortum Oyj	1,348	27,046
Kesko Oyj B Shares	432	11,979
Kone Oyj (a)	174	11,811
Metso Oyj	532	13,493
Neste Oil Oyj (a)	970	35,928
Nokia Oyj	16,456	275,601
Nokian Renkaat Oyj	579	13,711
Outokumpu Oyj	727	9,695
Sampo Oyj	1,708	27,087
Stora Enso Oyj	2,342	32,189
Tietoenator Oyj	439	14,741
UPM-Kymmene Oyj	2,088	41,768
Uponor Oyj	367	8,488
Wartsila Oyj - B Shares	362	11,525
YIT-Yhtyma Oyj	329	13,953
		571,128
France - 8.51%
Accor SA	733	37,004
Air France-KLM	419	7,002
Air Liquide SA	409	75,181
Alcatel SA (a)	4,484	59,690
Alstom (a)	404	19,172
Arcelor	2,073	48,466
Atos Origin SA (a)	221	15,625
Autoroutes du Sud de la France	201	11,628
Axa	5,511	151,224
BIC	183	10,821
BNP Paribas SA	2,942	223,562
Bouygues SA	786	36,517
Business Objects SA (a)	253	8,678
Cap Gemini SA (a)	525	20,424
Carrefour SA	2,070	95,200
Casino Guichard Perrachon SA	184	13,043
CNP Assurances	153	10,257
Compagnie de Saint-Gobain	1,176	67,620
Compagnie Generale des Etablissements Michelin B Shares	529	31,066
Credit Agricole SA	2,415	70,795
Dassault Systemes SA	211	10,900
Essilor International SA	442	36,588
France Telecom SA	5,664	162,499
Gecina SA	95	11,185
Groupe Danone	958	103,183
Imerys SA	141	10,460
Klepierre	111	11,135
Lafarge SA	632	55,580
Lagardere S.C.A.	481	34,124
L'Oreal SA	1,169	90,517
LVMH Moet Hennessy Louis Vuitton SA	901	74,258
Neopost SA	157	15,212
Pagesjaunes Groupe SA	561	15,300
Pernod-Ricard SA	200	35,298
Peugeot SA	627	42,561
PPR SA	275	28,843
Publicis Groupe	586	18,643
Renault SA	709	67,122
Safran SA	687	14,824
Sanofi-Aventis	4,053	334,768
Schneider Electric SA	891	70,329
Societe des Autoroutes-Rhin-Rhone	122	8,201
Societe Generale	1,260	143,734
Societe Television Francaise 1	494	13,099
Sodexho Alliance SA	429	16,189
Suez SA	3,149	90,988
Technip SA	1,349	79,804
Thales SA	334	15,501
Thomson	1,084	22,530
Total SA	2,174	593,158
Unibail	190	27,575
Valeo SA	327	13,585
Veolia Environnement	1,144	48,256
Vivendi Universal SA	4,098	133,720
Zodiac SA	145	8,553
		3,471,197
Germany - 6.09%
ADIDAS-SALOMON AG	181	31,533
Allianz AG	1,386	187,165
Altana AG	295	16,498
BASF AG	2,027	152,448
Bayer AG	2,432	89,350
Bayerische Hyp-und Vereinsbank AG (a)	2,082	58,532
Beiersdorf AG	95	10,900
Celesio AG	168	14,668
Commerzbank AG	1,818	49,756
Continental AG	520	42,657
DaimlerChrysler AG	3,302	175,147
Deutsche Bank AG	1,991	186,458
Deutsche Boerse AG	423	40,346
Deutsche Lufthansa AG	1,042	13,821
Deutsche Post AG	1,884	44,092
Deutsche Telekom AG	10,528	191,499
E.ON AG	2,323	213,782
Fresenius Medical Care AG	212	19,306
HeidelbergCement AG	280	20,150
Heidelberger Druckmaschien AG	230	7,861
Hochtief AG	313	13,917
Hypo Real Estate Holding AG	517	26,212
Infineon Technologies AG (a)	2,641	25,923
Linde AG	299	22,064
MAN AG	551	28,234
Merck KGaA	219	18,391
Metro AG	608	29,956
Muenchener Rueckversicherungs AG	771	87,998
Premiere AG (a)	195	5,484
Puma AG Rudolf Dassler Sport	69	18,657
RWE AG	1,753	115,835
SAP AG	832	143,939
Schering AG	719	45,549
Siemens AG	3,076	237,070
ThyssenKrupp AG	1,522	31,817
TUI AG	701	14,924
Volkswagen AG	848	52,265
		2,484,204
Greece - 0.53%
Alpha Bank AE	1,127	31,873
Coca-Cola Hellenic Bottling Co. SA	507	14,692
Cosmote Mobile Telecommunications SA	587	11,665
EFG Eurobank Ergasias SA	651	20,194
Emporiki Bank of Greece SA (a)	413	12,139
Hellenic Petroleum SA	698	10,885
Hellenic Telecommunications Organization SA (a)	1,186	23,710
National Bank of Greece SA	1,040	41,607
OPAP SA	667	20,707
Piraeus Bank SA	768	16,055
Public Power Corp.	547	12,039
		215,566
Hong Kong - 1.58%
Bank of East Asia Ltd.	7,121	20,807
BOC Hong Kong Holdings Ltd.	13,097	26,215
Cathay Pacific Airways Ltd.	5,633	10,006
Cheung Kong (Holdings) Ltd.	5,753	64,871
CLP Holdings Ltd.	6,660	39,650
Esprit Holdings Ltd.	3,901	29,124
Hang Lung Properties Ltd.	9,665	15,365
Hang Seng Bank Ltd.	2,554	34,289
Henderson Land Development Co. Ltd.	3,124	15,582
Hong Kong & China Gas Co. Ltd.	13,599	28,008
Hong Kong Exchanges and Clearing Ltd.	5,702	19,487
HongKong Electric Holdings Ltd.	5,482	27,309
Hopewell Holdings Ltd.	2,889	7,605
Hutchison Whampoa Ltd.	8,042	83,073
Hysan Development Co. Ltd.	3,454	8,625
Kingboard Chemical Holdings Ltd.	2,395	5,965
Li & Fung Ltd.	9,623	22,234
MTRCorp. Ltd.	4,067	8,507
New World Development Co. Ltd.	10,041	13,184
PCCW Ltd.	17,382	11,299
Shangri-La Asia Ltd.	4,645	7,504
Sino Land Co.	7,233	8,798
Sun Hung Kai Properties Ltd.	5,167	53,441
Swire Pacific Ltd. - Class A	3,803	34,977
Techtronic Industries Co.	4,699	12,007
Television Broadcasts Ltd.	1,321	8,069
Wharf Holdings Ltd.	5,272	20,528
Wing Hang Bank Ltd.	1,046	7,688
		644,217
Ireland (Republic of) - 0.86%
Allied Irish Banks Plc	3,500	74,428
Bank of Ireland	3,929	62,073
C&C Group Plc	8,000	47,865
CRH Plc	1,962	53,154
DCC Plc	499	10,012
Depfa Bank Plc	1,297	20,849
Elan Corp. Plc (a)	1,536	13,840
Grafton Group Plc (a)	1,229	12,403
IAWS Group Plc	678	9,816
Independent News & Media Plc	3,367	9,830
Irish Life & Permanent Plc	1,218	22,169
Kerry Group Plc	553	12,922
		349,361
Italy - 3.58%
Alleanza Assicurazioni SpA	1,908	23,542
Assicurazioni Generali SpA	3,630	114,437
Autogrill SpA	753	10,621
Autostrade SpA	1,068	27,446
Banca Antonveneta SpA	567	17,841
Banca Fideuram SpA	1,359	7,780
Banca Intesa SpA - RNC	4,212	18,319
Banca Intesa SpA	13,525	63,006
Banca Monte dei Paschi di Siena SpA	4,606	20,419
Banca Nazionale del Lavoro SpA (a)	4,906	15,737
Banca Popolare di Milano SCRL	1,704	17,453
Banche Popolari Unite Scrl	1,310	26,582
Banco Popolare di Verona e Novara Scrl	1,494	28,162
Bulgari SpA	958	10,773
Capitalia SpA	5,733	31,339
Edison SpA (a)	4,498	10,024
Enel SpA	14,394	123,992
ENI SpA	9,753	289,538
Fiat SpA (a)	2,429	21,712
Finmeccanica SpA	1,305	25,885
Luxottica Group SpA	666	16,547
Mediaset SpA	3,753	44,390
Mediobanca SpA	1,674	32,923
Mediolanum SpA	1,634	11,200
Pirelli & Co.	12,148	12,880
Riunione Adriatica di Sicurta SpA	1,222	27,806
Sanpaolo IMI SpA	4,670	72,489
Seat-Pagine Gialle SpA (a)	25,581	12,601
Snam Rete Gas SpA	3,841	22,381
Telecom Italia SpA - RNC	21,154	58,835
Telecom Italia SpA	40,655	132,122
Terna SpA	5,314	13,694
Unicredito Italiano SpA	17,278	97,356
		1,459,832
Japan - 22.32%
The 77 Bank, Ltd.	1,594	11,711
Acom Co. Ltd.	265	19,236
Advantest Corp.	281	21,784
Aeon Co. Ltd.	2,783	55,898
Aeon Credit Service Co. Ltd.	165	11,992
Aiful Corp.	267	22,369
Aisin Seiki Co. Ltd.	787	22,324
Ajinomoto Co., Inc.	2,523	26,538
Alps Electric Co.	910	14,775
Amada Co. Ltd.	1,545	12,318
Asahi Breweries Ltd.	1,714	21,698
Asahi Glass Co. Ltd.	4,266	44,759
Asahi Kasei Corp.	4,984	27,222
Astellas Pharma, Inc.	2,112	79,445
The Bank of Fukuoka Ltd.	2,274	16,387
The Bank of Kyoto Ltd.	1,198	11,989
The Bank of Yokohama Ltd.	4,908	37,400
Benesse Corp.	321	12,075
Bridgestone Corp.	2,660	56,942
Canon, Inc.	2,830	152,825
Casio Computer Co. Ltd.	984	14,294
Central Japan Railway Co.	3	23,363
The Chiba Bank Ltd.	2,719	22,108
Chubu Electric Power Co., Inc.	2,355	57,467
Chugai Pharmaceutical Co. Ltd.	1,197	22,830
Citizen Watch Co. Ltd.	1,565	12,753
Credit Saison Co. Ltd.	640	28,077
CSK Corp.	289	12,730
Dai Nippon Printing Co. Ltd.	2,462	39,690
Daicel Chemical Industries Ltd.	1,302	8,430
Daiichi Sankyo Co. Ltd. (a)	2,649	54,255
Daikin Industries Ltd.	986	26,406
Daimaru, Inc.	1,198	14,100
Dainippon Ink and Chemicals, Inc.	3,385	11,123
Dainippon Screen Manufacturing Co. Ltd.	1,014	6,619
Daito Trust Construction Co. Ltd.	354	15,499
Daiwa House Industry Co. Ltd.	2,192	28,676
Daiwa Securities Group, Inc.	4,988	38,976
Denki Kagaku Kogyo Kabushiki Kaisha	2,971	10,705
Denso Corp.	1,921	55,676
Dentsu, Inc.	9	25,530
Dowa Mining Co.	1,114	9,343
East Japan Railway Co.	12	68,502
Eisai Co. Ltd.	1,049	44,819
Electric Power Development Co. Ltd.	605	20,200
FamilyMart Co. Ltd	343	10,304
Fanuc Ltd.	670	54,183
Fast Retailing Co. Ltd.	246	18,659
Fuji Electric Holdings Co. Ltd.	3,481	13,861
Fuji Photo Film Co. Ltd.	1,966	64,774
Fuji Television Network, Inc.	5	11,188
Fujitsu Ltd.	6,931	45,671
The Furukawa Electric Co. (a)	2,424	12,279
The Gunma Bank Ltd.	1,799	11,537
Hirose Electric Co. Ltd.	135	15,734
Hitachi Chemical Co. Ltd.	569	11,880
Hitachi Ltd.	12,163	77,040
Hokkaido Electric Power Co., Inc.	688	14,637
Hokuhoku Financial Group, Inc.	4,774	18,000
Honda Motor Co. Ltd.	2,940	166,276
Hoya Corp. W/I (a)	1,227	41,723
Hoya Corp.	409	13,583
Ibiden Co. Ltd.	419	17,459
Isetan Co. Ltd.	824	13,124
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	7,208	14,541
Ito En. Ltd.	146	6,830
Itochu Corp.	6,409	44,095
JAFCO Co. Ltd.	191	12,502
Japan Airlines Cor	4,000	10,607
Japan Tobacco, Inc.	4	63,075
JFE Holdings, Inc.	2,368	76,976
JGC Corp.	974	17,804
The Joyo Bank Ltd.	2,689	16,392
JSR Corp.	799	16,611
Kajima Corp.	3,993	18,995
Kamigumi Co. Ltd	1,404	11,193
Kaneka Corp.	1,329	17,339
The Kansai Electric Power Co. Inc.	2,837	62,606
Kao Corp.	2,069	50,944
Kawasaki Heavy Industries Ltd.	5,615	14,196
Kawasaki Kisen Kaisha Ltd.	2,937	21,190
KDDI Corp.	12	67,656
Keihin Electric Express Railway Co. Ltd.	2,335	14,666
Keio Electric Railway Co. Ltd.	2,569	14,167
Keyence Corp.	125	31,428
Kikkoman Corp.	1,168	11,215
Kintetsu Corp.	6,961	23,548
Kirin Brewery Co. Ltd.	3,245	35,733
Kobe Steel Ltd.	11,699	35,556
Komatsu Ltd.	3,183	43,350
Konami Corp.	507	11,412
Konica Minolta Holdings, Inc.	2,308	20,983
Koyo Seiko Co.	777	11,718
Kubota Corp.	3,724	25,786
Kuraray Co. Ltd.	1,565	13,869
Kurita Water Industries Ltd.	686	12,449
Kyocera Corp.	645	44,888
Kyowa Hakko Kogyo Co. Ltd.	1,640	12,728
Kyushu Electric Power Co., Inc.	1,510	33,588
Lawson, Inc.	279	10,519
LEOPALACE21 Corp.	658	15,883
Mabuchi Motor Co.	179	8,831
Makita Corp.	525	10,637
Marubeni Corp.	5,336	24,820
Marui Co. Ltd.	1,281	21,633
Matsushita Electric Industrial Co. Ltd.	7,905	133,915
Matsushita Electric Works Ltd.	1,260	12,521
MEDICEO Holdings Co. Ltd.	1,242	19,804
Meiji Seika Kaisha Ltd.	2,244	11,644
Meitec Corp.	215	6,875
Millea Holdings, Inc.	8	128,265
Minebea Co.	2,563	10,567
Mitsubishi Chemical Corp.	8,382	27,764
Mitsubishi Electric Corp.	7,706	49,353
Mitsubishi Estate Co. Ltd.	4,418	60,637
Mitsubishi Gas Chemical Co., Ltd.	2,128	14,210
Mitsubishi Heavy Industries Ltd.	12,057	42,698
Mitsubishi Materials Corp.	4,675	16,515
Mitsubishi Rayon Co. Ltd.	2,654	11,877
Mitsubishi Securities Co. Ltd.	1,284	14,343
Mitsubishi Tokyo Financial Group, Inc.	20	262,520
Mitsubishi Corp.	4,738	93,495
Mitsui & Co. Ltd.	5,899	73,845
Mitsui Chemicals, Inc.	2,427	14,325
Mitsui Fudosan Co. Ltd.	3,129	47,053
Mitsui Mining & Smelting Co. Ltd.	2,450	14,223
Mitsui OSK Lines Ltd.	5,320	42,508
Mitsui Sumitomo Insurance Co. Ltd.	4,680	54,174
Mitsui Trust Holdings, Inc.	2,069	28,652
Mitsukoshi Ltd.	2,328	11,259
Mizuho Financial Group, Inc.	31	197,172
Murata Manufacturing Co. Ltd.	817	45,559
Nanco Bandai Holdings Inc. (a)	746	12,412
NEC Corp.	7,498	40,623
NET One Systems Co. Ltd.	5	9,822
NGK Insulators Ltd.	1,284	16,322
NGK Spark Plug Co. Ltd.	944	13,680
Nidec Corp.	243	14,450
Nidec Corporation W/I (a)	243	14,428
Nikko Cordial Corp.	3,150	36,429
Nikon Corp.	1,258	15,870
Nintendo Co. Ltd.	408	47,588
Nippon Electric Glass Co. Ltd.	924	16,646
Nippon Express Co. Ltd.	3,847	18,978
Nippon Meat Packers, Inc.	856	9,260
Nippon Mining Holdings, Inc.	3,693	29,280
Nippon Oil Corp.	5,895	52,191
Nippon Sheet Glass Co. Ltd.	1,740	7,833
Nippon Steel Corp.	24,444	91,734
Nippon Telegraph & Telephone Corp.	19	93,397
Nippon Unipac Holding	5	18,103
Nippon Yusen Kabushiki Kaisha	5,172	34,673
The Nishi-Nippon City Bank Ltd.	2,517	12,484
Nissan Motor Co., Ltd.	8,685	99,157
Nisshin Seifun Group, Inc.	1,148	11,159
Nisshin Steel Co.	4,154	14,345
Nissin Food Products Co. Ltd.	399	10,387
Nitto Denko Corp.	639	35,971
NOK Corp.	541	16,109
Nomura Holdings, Inc.	6,871	106,592
Nomura Research Institute Ltd.	109	12,579
NSK Ltd.	2,112	11,647
NTN Corp.	1,897	11,347
NTT Data Corp.	5	19,293
NTT DoCoMo, Inc.	68	121,006
Obayashi Corp.	3,279	22,647
Odakyu Electric Railway Co. Ltd.	2,591	14,106
OJI Paper Co. Ltd.	3,255	17,778
Oki Electric Industry Co. Ltd.	2,948	10,024
Olympus Corp.	1,062	23,529
Omron Corp.	927	22,580
Onward Kashiyama Co. Ltd.	831	13,177
Oriental Land Co. Ltd.	230	13,150
ORIX Corp.	319	57,609
Osaka Gas Co. Ltd.	7,829	27,381
Pioneer Corp.	844	12,015
Promise Co. Ltd.	382	28,301
Rakuten, Inc.	19	14,528
Resona Holdings, Inc. (a)	27	68,976
Ricoh Co. Ltd.	2,609	40,750
Rohm Co. Ltd.	445	38,614
Sanken Electric Co.	1,548	17,769
SANKYO CO., Ltd.	243	12,801
Santen Pharmaceutical Co. Ltd.	470	12,173
Sanyo Electric Co. Ltd.	7,424	18,312
Secom Co. Ltd.	799	38,431
Sega Sammy Holdings Inc. W/I (a)	329	12,753
Sega Sammy Holdings, Inc.	329	12,984
Seiko Epson Corp.	526	13,531
Seino Transportation Co. Ltd.	756	6,906
Sekisui Chemical Co. Ltd.	1,973	14,061
Sekisui House Ltd.	2,054	25,169
Seven & I Holdings Co. Ltd. (a)	3,018	99,980
Sharp Corp.	3,769	54,585
Shimamura Co.	88	9,752
Shimano, Inc.	353	9,516
Shimizu Corp.	3,040	19,898
Shin-Etsu Chemical Co. Ltd.	1,396	60,875
Shinko Securities Co. Ltd.	2,236	8,273
Shinsei Bank Ltd.	4,146	26,115
Shionogi & Co. Ltd.	1,466	19,953
Shiseido Co. Ltd.	1,710	24,645
The Shizuoka Bank Ltd.	2,437	25,097
Showa Denko KK	4,281	13,690
Showa Shell Sekiyu KK	1,098	15,031
SMC Corp.	232	30,882
Softbank Corp.	1,045	57,997
Sompo Japan Insurance, Inc.	3,362	44,515
Sony Corp.	3,525	115,828
Stanley Electric Co. Ltd.	653	9,889
Sumitomo Chemical Co. Ltd.	6,624	40,964
Sumitomo Electric Industries Ltd.	2,684	36,176
Sumitomo Heavy Industries Ltd.	2,058	14,594
Sumitomo Metal Industries Ltd.	17,924	62,844
Sumitomo Metal Mining Co. Ltd.	2,675	24,791
Sumitomo Mitsui Financial Group, Inc.	16	150,817
Sumitomo Realty & Development Co. Ltd.	1,574	23,323
The Sumitomo Trust & Banking Co. Ltd.	5,117	42,103
Sumitomo Corp.	4,434	46,795
Suruga Bank Ltd.	1,243	13,688
Suzuken Co. Ltd.	402	11,616
T&D Holdings, Inc.	988	58,837
Taiheiyo Cement Corp.	4,019	15,012
Taisei Corp.	4,082	16,793
Taisho Pharmaceutical Co. Ltd.	703	12,665
Takashimaya Co. Ltd.	1,210	15,413
Takeda Pharmaceutical Co. Ltd.	3,328	198,188
Takefuji Corp.	452	35,239
Tanabe Seiyaku Co.	994	10,044
TDK Corp.	471	33,567
Teijin Ltd.	3,912	22,814
Teikoku Oil Co. Ltd.	1,562	16,856
Terumo Corp.	765	24,598
THK Co. Ltd.	510	12,715
Tobu Railway Co. Ltd.	3,829	15,280
TOHO Co. Ltd.	727	11,528
Tohoku Electric Power Co. Inc.	1,585	35,256
The Tokyo Electric Power Co. Inc.	4,408	111,447
Tokyo Electron Ltd.	640	33,997
Tokyo Gas Co. Ltd.	8,722	35,421
Tokyo Tatemono Co.	996	8,107
Tokyu Corp.	3,855	20,444
TonenGeneral Sekiyu KK	1,314	15,280
Toppan Printing Co. Ltd.	2,355	24,833
Toray Industries, Inc.	5,298	28,190
Toshiba Corp.	11,770	51,843
Tosoh Corp.	2,667	11,348
Tostem Inax Holding Corp.	988	16,824
Toto Ltd.	1,287	10,204
Toyo Seikan Kaisha Ltd.	791	11,748
Toyobo Co.	4,542	11,203
Toyota Industries Corp.	769	25,540
Toyota Motor Corp.	10,831	496,156
Toyota Tsusho Corp.	599	10,897
Trend Micro, Inc.	409	12,935
Ube Industries Ltd.	3,581	9,653
UFJ Holdings, Inc. (a)	16	107,263
Uni-charm Corp.	243	10,489
UNY Co. Ltd.	914	12,062
Ushio, Inc.	550	11,168
USS Co. Ltd.	156	11,077
Wacoal Holdings Corp.	782	10,340
West Japan Railway Co.	9	34,013
Yahoo Japan Corp. W/I (a)	25	29,732
Yahoo Japan Corp.	25	29,291
Yakult Honsha Co.	557	14,107
Yamada Denki Co. Ltd.	325	24,708
Yamaha Motor Co., Ltd.	778	16,072
Yamaha Corp.	727	12,585
Yamato Transport Co. Ltd.	1,467	24,115
Yokogawa Electric Corp.	1,137	17,749
		9,108,230
Netherlands - 3.62%
ABN AMRO Holding NV	6,693	160,259
Aegon NV	5,382	79,855
Akzo Nobel NV	1,096	47,759
ASML Holding NV (a)	1,930	31,674
Corio NV	191	11,083
DSM NV	602	23,643
Euronext NV	395	17,378
European Aeronautic Defense and Space Co.	946	33,528
Fortis	4,453	129,093
Heineken NV	965	30,967
ING Groep NV	7,130	212,268
James Hardie Industries NV	2,136	14,576
Koninklijke Ahold NV (a)	6,311	47,692
Koninklijke Philips Electronics NV	4,988	132,498
Qiagen NV (a)	865	11,255
Randstad Holding NV	185	7,099
Reed Elsevier NV	2,931	40,425
Rodamco Europe NV	177	15,290
Royal KPN NV	8,172	73,242
Royal Numico NV (a)	617	26,990
SBM Offshore NV	211	17,593
STMicroelectronics NV	2,573	44,236
TNT NV	1,568	38,939
Unilever NV	2,115	150,300
Vedior NV	706	10,009
VNU NV	1,024	32,171
Wereldhave NV	138	14,615
Wolters Kluwer NV	1,150	21,388
		1,475,825
New Zealand - 0.16%
Auckland International Airport Ltd.	6,712	10,584
Fletcher Building Ltd.	2,279	12,484
Sky City Entertainment Group Ltd.	3,251	10,815
Telecom Corporation of New Zealand Ltd.	8,102	33,734
		67,617
Norway - 0.78%
DNB NOR ASA	2,844	29,304
Frontline Ltd.	249	11,061
Norsk Hydro ASA	669	74,856
Norske Skogindustrier ASA	663	9,792
Orkla ASA	898	34,065
Prosafe ASA	365	13,651
Statoil ASA	2,655	65,859
Storebrand ASA	1,268	12,388
Telenor ASA	3,305	29,514
Yara International ASA	2,030	36,643
		317,133
Portugal - 0.27%
Banco BPI SA Registered Shares	2,661	11,829
Banco Comercial Portugues SA	9,080	25,199
Brisa-Auto Estradas de Portugal SA	1,281	11,066
Electricidade de Portugal SA	7,710	21,490
Portugal Telecom SGPS SA	3,039	27,748
Sonae SPGS SA	6,762	11,536
		108,868
Singapore - 0.72%
Capitaland Ltd.	7,328	13,599
City Developments Ltd.	3,352	18,424
Comfortdelgro Corp.	10,190	9,034
DBS Group Holdings Ltd.	4,784	44,673
Fraser and Neave Ltd.	1,462	14,862
Keppel Corp. Ltd.	2,518	18,900
Oversea-Chinese Banking Corp. Ltd.	8,259	30,508
Singapore Airlines Ltd.	2,433	16,680
Singapore Exchange Ltd.	8,742	13,020
Singapore Press Holdings Ltd.	7,972	21,767
Singapore Technologies Engineering Ltd.	4,686	7,034
Singapore Telecommunications Ltd.	25,905	37,511
United Overseas Bank Ltd.	4,686	39,050
United Overseas Land Ltd.	703	972
Venture Corp. Ltd.	1,172	10,044
		296,078
Spain - 3.79%
Abertis Infraestructuras SA	763	22,184
Acciona SA	154	17,623
Acerinox SA	936	12,999
ACS, Actividades de Construccion y Servicios, SA	883	25,726
Altadis SA	1,069	47,866
Antena 3 de Television SA	516	9,349
Banco Bilbao Vizcaya Argentaria SA	12,539	219,792
Banco Popular Espanol SA	3,607	43,942
Banco Santander Central Hispano SA	22,793	299,306
Cintra Concesiones de Infraestructuras de Transporte SA	954	13,100
Corporacion Mapfre SA	709	12,164
Ebro Puleva SA	581	10,401
Endesa SA	3,591	96,079
Fomento de Construcciones y Contratas SA	183	10,903
Gamesa Corporacion Tecnologica SA	760	11,669
Gas Natural SDG SA	731	21,253
Grupo Ferrovial SA	294	24,460
Iberdrola SA	3,193	89,190
Iberia Lineas Aereas de Espana SA	3,235	8,240
Inditex SA	931	27,314
Indra Sistemas SA	755	16,554
Metrovacesa SA	189	13,908
NH Hoteles SA	793	12,252
Promotora de Informaciones SA	351	6,768
Repsol YPF SA	3,731	120,848
Sacyr Vallehermoso SA	562	15,766
Sociedad General de Aguas de Barcelona SA	507	12,298
Telefonica Pulicidad e Informacion SA	804	6,935
Telefonica SA	17,472	285,900
Union Fenosa SA	918	30,308
		1,545,097
Sweden - 2.21%
Assa Abloy AB	1,318	18,616
Atlas Copco AB A Shares	3,316	64,158
Atlas Copco AB B Shares	908	15,694
Electrolux AB	1,128	26,408
Eniro AB	888	10,366
Gambro AB	1,310	19,854
Getinge AB	939	12,960
Hennes & Mauritz AB	1,876	66,908
Modern Times Group (a)	217	8,173
Nordea Bank AB	8,162	81,592
Sandvik AB	794	39,481
Scania AB	380	13,724
Securitas AB - Class B	1,230	19,038
Skandia Forsakrings AB	3,775	19,672
Skandinaviska Enskilda Banken AB	1,795	32,878
Skanska AB	1,686	24,901
SKF AB - B Shares	1,710	22,277
SSAB Svenskt Stal AB	435	13,158
Svenska Cellulosa AB - B Shares	706	24,724
Svenska Handelsbanken AB	1,874	43,389
Swedish Match AB	1,163	13,876
Tele2 AB - B Shares	1,522	15,509
Telefonaktiebolaget LM Ericsson - Class B	54,367	198,458
TeliaSonera AB	7,400	35,126
Trelleborg AB - B Shares	447	7,467
Volvo AB - A Shares	445	18,770
Volvo AB - B Shares	768	33,433
		900,610
Switzerland - 6.50%
ABB Ltd. (a)	7,601	55,551
Adecco SA	579	26,436
Ciba Specialty Chemicals AG	343	20,232
Clariant AG	956	13,737
Compagnie Financiere Richemont AG	2,024	80,138
Credit Suisse Group	4,998	221,250
Geberit AG	21	15,283
Givaudan SA	28	17,933
Holcim Ltd.	687	45,618
Logitech International SA Registered (a)	341	13,791
Lonza Group AG	166	9,798
Nestle SA	1,555	455,304
Nobel Biocare Holding AG	102	24,034
Novartis AG	9,093	461,183
PSP Swiss Property AG (a)	305	15,316
Rieter Holding AG	291	85,148
Roche Holding AG	2,689	373,518
Schindler Holding AG	30	11,658
Serono SA	27	17,751
SGS SA	19	14,657
Straumann Holding AG	51	13,662
Swatch Group AG	183	25,208
Swiss Re	1,320	86,681
Swisscom AG	91	29,738
Syngenta AG	429	44,908
Synthes, Inc.	184	21,522
UBS AG	4,081	346,809
Unaxis Holding AG (a)	49	6,485
Zurich Financial Services AG	577	98,291
		2,651,640
United Kingdom - 23.72%
3i Group Plc	2,377	32,855
Aegis Group	5,747	14,184
Alliance Unichem Plc	1,168	17,842
AMEC Plc	1,703	10,928
Amvescap Plc	2,965	19,235
Anglo American Plc	5,286	157,485
Arm Holdings	5,230	10,833
Arriva Plc	1,051	10,885
Associated British Ports Holdings Plc	1,576	14,593
AstraZeneca Plc	6,589	306,073
Aviva Plc	9,219	101,169
BAA Plc	4,320	47,522
BAE Systems Plc	12,763	77,287
Balfour Beatty Plc	1,797	10,375
Barclays Plc	25,659	259,191
Barratt Developments Plc	1,160	15,450
BBA Group Plc	1,888	9,877
Bellway Plc	683	10,541
BG Group Plc	14,180	134,488
BHP Billiton Plc	10,080	162,773
BOC Group Plc	1,892	38,457
Boots Group	2,800	30,036
BP Plc	84,838	1,007,288
BPB Plc	1,916	24,860
Brambles Industries Plc	3,142	19,290
British Airways Plc (a)	2,048	10,569
British American Tobacco Plc	6,128	128,664
British Land Co.	1,988	32,961
British Sky Broadcasting Group Plc	4,926	48,674
Brixton Plc	1,568	10,787
BT Group Plc	31,525	123,516
Bunzl Plc	1,654	16,563
Cable & Wireless Plc	8,614	21,715
Cadbury Schweppes Plc	8,446	85,167
Capita Group Plc	2,893	19,214
Carnival Plc	623	32,191
Cattles Plc	1,904	10,070
Centrica Plc	14,612	63,369
Close Brothers Group Plc	804	11,785
Cobham Plc	4,081	11,385
Compass Group Plc	9,247	33,622
Corus Group Plc	21,867	19,853
Daily Mail & General Trust	1,434	16,685
Davis Service Group Plc	1,065	8,984
Diageo Plc	11,785	169,322
DSG International Plc	7,454	19,777
Electrocomponents Plc	2,323	9,962
EMAP Plc	1,236	17,933
EMI Group Plc	3,139	13,419
Enterprise Inns Plc	1,482	22,011
Exel Plc	1,315	28,444
FirstGroup Plc	1,740	10,123
Friends Provident Plc	7,676	25,305
Gallaher Group Plc	2,513	38,985
GKN Plc	3,029	15,739
GlaxoSmithKline Plc	22,923	582,723
Group 4 Securicor Plc	5,542	14,777
GUS Plc	3,800	57,243
Hammerson Plc	1,056	17,341
Hanson Plc	2,991	31,030
Hays Plc	7,566	16,372
HBOS Plc	15,058	226,567
Hilton Group Plc	5,979	33,149
HMV Group Plc	2,430	8,835
HSBC Holdings Plc	43,172	697,906
ICAP Plc	2,063	13,311
IMI Plc	1,930	14,596
Imperial Chemical Industries Plc	5,097	26,889
Imperial Tobacco Group Plc	2,941	84,199
Inchcape Plc	427	16,478
Intercontinental Hotels Group	1,896	23,967
International Power Plc	6,159	26,981
Intertek Group	735	8,856
ITV Plc	17,783	35,425
J Sainsbury Plc	5,182	25,533
Johnson Matthey Plc	987	20,584
Kelda Group Plc	1,784	22,094
Kesa Electricals Plc	2,094	9,423
Kingfisher Plc	9,270	35,300
Land Securities Group Plc	1,742	45,419
Legal & General Group Plc	23,696	47,413
Liberty International Plc	985	17,278
Lloyds TSB Group Plc	22,277	183,400
LogicaCMG Plc	3,309	10,267
London Stock Exchange Plc	1,188	11,938
Man Group Plc	1,228	35,850
Marks & Spencer Group Plc	6,735	44,494
Meggitt Plc	2,056	11,752
Misys Plc	2,649	9,433
Mitchells & Butlers Plc	2,314	14,900
National Express Group Plc	649	9,611
National Grid Plc	9,651	90,429
Next Plc	1,008	24,736
Pearson Plc	3,148	36,572
The Peninsular and Oriental Steam Navigation Co.	3,005	17,694
Persimmon Plc	1,025	15,504
Pilkington Plc	4,934	12,090
Provident Financial Plc	1,106	12,225
Prudential Plc	9,153	83,018
Punch Taverns Plc	1,154	16,275
Rank Group Plc	2,879	15,150
Reckitt Benckiser Plc	2,398	73,007
Reed Elsevier Plc	4,964	45,899
Rentokil Initial Plc	8,556	24,925
Reuters Group Plc	5,816	38,372
Rexam Plc	2,385	21,632
Rio Tinto Plc	4,245	173,467
Rolls-Royce Group Plc (a)	5,589	36,802
Royal & Sun Alliance Insurance Group	12,086	20,667
Royal Bank of Scotland Group Plc	12,229	346,875
Royal Dutch Shell Plc - A Shares	15,899	524,714
Royal Dutch Shell Plc - B Shares	10,722	370,091
SABMiller Plc	3,373	65,349
Sage Group Plc	5,206	21,154
Scottish & Newcastle Plc	3,127	25,565
Scottish & Southern Energy Plc	3,332	60,443
Scottish Power Plc	7,275	73,295
Serco Group	2,260	10,219
Severn Trent Plc	1,511	26,398
Signet Group Plc	7,292	13,176
Slough Estates Plc	1,890	17,742
Smith & Nephew Plc	3,817	32,030
Smiths Group Plc	2,342	39,594
Tate & Lyle Plc	2,008	16,080
Taylor Woodrow Plc	2,465	14,090
Tesco Plc	30,968	168,966
Tomkins Plc	3,768	19,197
Travis Perkins Plc	443	11,074
Trinity Mirror Plc	1,204	12,746
Unilever Plc	10,252	106,993
United Business Media Plc	1,287	12,561
United Utilities Plc	2,860	33,018
Vodafone Group Plc	244,019	634,514
Whitbread Plc	0.3	5
William Hill Plc	1,852	19,034
Wimpey George Plc	1,861	14,042
Wolseley Plc	2,172	45,910
WPP Group Plc	4,883	49,669
Yell Group Plc	2,778	23,421
		9,678,074
TOTAL COMMON STOCKS (Cost $28,927,344)		38,551,273
UNIT INVESTMENT TRUST - 4.87%
iShares MSCI EAFE Index Fund	34,202	1,987,136
TOTAL UNIT INVESTMENT TRUST (Cost $1,732,122)		1,987,136
PREFERRED STOCKS - 0.16%
Germany - 0.16%
Henkel KGaA	219	19,910
Porsche AG	35	26,866
Volkswagen AG	425	19,382
		66,158
TOTAL PREFERRED STOCKS (Cost $54,537)		66,158
RIGHTS - 0.00%
Norway - 0.00%
Norske Skogindustrier ASA (a)	663	1,164
TOTAL RIGHTS (Cost $1,227)		1,164
SHORT TERM INVESTMENTS - 0.06%
Money Market Funds - 0.06%
Northern Institutional Diversified Assets Portfolio	24,708	24,708
TOTAL SHORT TERM INVESTMENTS (Cost $24,708)		24,708
Total Investments (Cost $30,739,938) (b) - 99.59%		40,630,439
Other Assets in Excess of Liabilities - 0.41%		166,440
TOTAL NET ASSETS - 100.00%		$40,796,879

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $31,369,547 and gross unrealized appreciation and depreciation of securities as of September 30, 2005 was $9,680,280 and ($419,388), respectively, with a net appreciation / (depreciation) of $9,260,892.

Schedule of Investments
September 30, 2005 (Unaudited)
Summit Lehman Aggregate Bond Index Portfolio

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.79%
Residential Asset Securities Corp.
Series 2003-KS4, 4.610%, 06/25/2033	$298,000	$293,639
TOTAL ASSET BACKED SECURITIES (Cost $294,518)		293,639
CORPORATE BONDS - 22.94%
Consumer Discretionary - 2.20%
Cintas Corp No. 2
5.125%, 06/01/2007	68,000	68,537
Comcast Corp.
5.300%, 01/15/2014	100,000	99,740
EW Scripps Co.
5.750%, 07/15/2012	180,000	187,019
Ford Motor Co.
6.375%, 02/01/2029	500,000	358,750
Thomson Corp.
6.200%, 01/05/2012	100,000	106,651
		820,697
Consumer Staples - 1.66%
Campbell Soup Co.
5.875%, 10/01/2008	230,000	237,838
Cargill Inc.
5.000%, 11/15/2013 (a)	250,000	249,492
Diageo Capital PLC
3.375%, 03/20/2008	136,000	132,005
		619,335
Energy - 3.43%
Colonial Pipeline Co.
7.750%, 11/01/2010 (a)	375,000	422,573
6.580%, 08/28/2032 (a)	100,000	116,176
Conoco Funding Co.
6.350%, 10/15/2011	80,000	86,764
Conoco, Inc.
6.350%, 04/15/2009	143,000	151,113
Devon Financing Corp ULC
6.875%, 09/30/2011	280,000	307,781
Public Service North Carolina, Inc.
6.625%, 02/15/2011	180,000	193,645
		1,278,052
Financials - 3.97%
American General Finance Corp.
5.375%, 09/01/2009	210,000	213,731
Archstone-Smith Operating Trust
5.250%, 05/01/2015	250,000	248,787
Camden Property Trust
5.875%, 11/30/2012	100,000	102,412
Citigroup Capital II
7.750%, 12/01/2036	100,000	106,064
General Electric Capital Corp.
6.125%, 02/22/2011	250,000	265,145
Key Bank National Association
5.000%, 07/17/2007	185,000	186,098
Progressive Corp Ohio
6.375%, 01/15/2012	165,000	177,532
TIAA Global Markets, Inc.
4.125%, 11/15/2007 (a)	180,000	178,078
		1,477,847
Health Care - 1.67%
Amgen, Inc.
6.500%, 12/01/2007	180,000	186,979
C.R. Bard, Inc.
6.700%, 12/01/2026	250,000	285,627
Eli Lilly & Co.
2.900%, 03/15/2008	100,000	96,045
Pharmacia Corp.
5.875%, 12/01/2008	50,000	51,883
		620,534
Industrials - 4.22%
CSX Corp.
4.875%, 11/01/2009	180,000	179,698
Eaton Corp.
5.750%, 07/15/2012	439,000	461,255
Emerson Electric Co.
4.750%, 10/15/2015	200,000	196,837
Honeywell International, Inc.
7.500%, 03/01/2010	108,000	120,173
Masco Corp.
5.875%, 07/15/2012	180,000	188,296
Pitney Bowes, Inc.
4.625%, 10/01/2012	180,000	177,726
United Technologies Corp.
4.375%, 05/01/2010	250,000	247,291
		1,571,276
Manufacturing - 0.58%
Chevron Phillips Chemical Company LLC
7.000%, 03/15/2011	200,000	216,890
Materials - 3.30%
Alcoa, Inc.
6.500%, 06/01/2011	200,000	216,787
Champion International Corp.
7.200%, 11/01/2026	200,000	222,257
Westvaco Corp.
7.950%, 02/15/2031	500,000	594,390
Weyerhaeuser Co.
6.750%, 03/15/2012	180,000	194,499
		1,227,933
Telecommunication Services - 1.29%
GTE Corp.
7.510%, 04/01/2009	180,000	195,234
6.940%, 04/15/2028	80,000	87,452
Sprint Capital Corp.
6.875%, 11/15/2028	180,000	198,842
		481,528
Utilities - 0.62%
Exelon Generation Co. LLC
5.350%, 01/15/2014	230,000	230,315
TOTAL CORPORATE BONDS (Cost $8,759,846)		8,544,407
FOREIGN GOVERNMENT NOTE/BONDS - 0.82%
Italy Government International Bond
2.500%, 07/15/2008	200,000	190,214
Province of New Brunswick
6.750%, 08/15/2013	100,000	114,318
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $309,805)		304,532
MORTGAGE BACKED SECURITIES - 35.08%
Bear Stearns Commercial Mortgage Securities
Series 2000-WF2, 7.110%, 10/15/2032	250,444	260,237
Series 2003-TOP12, 4.240%, 08/13/2039	350,000	339,871
Fannie Mae Pool
Pool #639917, 5.000%, 11/01/2017	244,202	243,827
Pool #727360, 5.500%, 08/01/2018	562,359	570,723
Pool #828624, 5.000%, 06/01/2020	981,981	979,727
Pool #211487, 6.500%, 04/01/2023	92,395	96,408
Pool #653650, 6.500%, 08/01/2032	725,900	744,087
Pool #555591, 5.500%, 07/01/2033	933,576	934,009
Pool #722267, 5.500%, 07/01/2033	1,211,082	1,211,643
Pool #732114, 6.000%, 08/01/2033	282,654	287,424
Pool #357457, 5.500%, 11/01/2033	1,023,276	1,023,751
Pool #801322, 5.000%, 10/01/2034	1,318,715	1,292,754
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	1,600,625	1,597,544
Pool #E9-9160, 4.500%, 09/01/2018	620,626	608,807
Pool #C7-6658, 5.000%, 02/01/2033	1,155,826	1,133,895
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	1,221,627	1,231,288
J.P. Morgan Chase Commercial Mortgage Backed Security
Series 2001-C1, 5.464%, 10/12/2035	500,000	506,409
TOTAL MORTGAGE BACKED SECURITIES (Cost $13,330,749)		13,062,404
U.S. GOVERNMENT AGENCY ISSUES - 10.80%
Federal Farm Credit Bank
4.250%, 02/01/2012	750,000	736,763
Federal Home Loan Bank
2.500%, 03/15/2006	500,000	496,450
Freddie Mac
3.500%, 09/15/2007	1,300,000	1,279,947
2.375%, 04/15/2006	500,000	495,066
5.500%, 07/15/2006	800,000	807,142
5.750%, 03/15/2009	200,000	208,007
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $4,096,420)		4,023,375
U.S. TREASURY OBLIGATIONS - 26.81%
U.S. Treasury Bond - 6.74%
6.250%, 08/15/2023	400,000	478,297
5.500%, 08/15/2028	500,000	561,797
5.250%, 11/15/2028	400,000	435,719
5.250%, 02/15/2029	725,000	790,335
6.125%, 08/15/2029	200,000	243,492
		2,509,640
U.S. Treasury Note - 20.07%
5.750%, 11/15/2005	155,000	155,406
5.625%, 02/15/2006	500,000	503,144
6.500%, 10/15/2006	475,000	486,152
2.250%, 02/15/2007	450,000	438,592
6.250%, 02/15/2007	450,000	462,709
2.750%, 08/15/2007	760,000	740,822
6.125%, 08/15/2007	500,000	517,441
5.500%, 02/15/2008	650,000	669,703
5.625%, 05/15/2008	300,000	310,582
3.125%, 10/15/2008	500,000	484,844
3.375%, 12/15/2008	196,000	191,199
5.500%, 05/15/2009	200,000	208,898
6.000%, 08/15/2009	750,000	797,608
6.500%, 02/15/2010	600,000	653,765
5.750%, 08/15/2010	300,000	319,957
4.375%, 08/15/2012	100,000	100,590
3.875%, 02/15/2013	150,000	146,139
3.625%, 05/15/2013	300,000	287,742
		7,475,293
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,036,522)		9,984,933
	Shares
UNIT INVESTMENT TRUST - 1.81%
iShares Lehman Aggregate Bond Fund	6,650	675,308
TOTAL UNIT INVESTMENT TRUST (Cost $674,653)		675,308
SHORT TERM INVESTMENTS - 2.21%
Money Market Funds - 2.21%
Northern Institutional Diversified Assets Portfolio	823,617	823,617
TOTAL SHORT TERM INVESTMENTS (Cost $823,617)		823,617
Total Investments (Cost $38,326,130) - 101.26%		37,712,215
Northern Institutional Liquid Asset Portfolio (c) - 21.98%		8,184,456
Liabilities in Excess of Other Assets - (23.24)%		(8,653,708)
TOTAL NET ASSETS - 100.00%		$37,242,963

Footnotes

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144 (a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	For federal income tax purposes, cost is $38,326,130 and gross unrealized appreciation and depreciation of securities as of September 30, 2005 was $127,769 and ($741,684), respectively, with a net appreciation / (depreciation) of ($613,915).
(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $11,936,064, $8,184,456, and $4,017,155, respectively.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Summit Mutual Funds, Inc.

By: /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date: November 29, 2005

By: /s/ Thomas G. Knipper
Thomas G. Knipper
Vice President, Controller, and Chief Compliance Officer

Date: November 29, 2005